UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman Sachs & Co. LLC 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Item 1.	Schedule of Investments.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments

September 30, 2017 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) – 97.3%
Dynamic – 19.0%
4,960,419	Goldman Sachs Tactical Exposure Fund	$ 49,653,792
2,296,427	Goldman Sachs Managed Futures Strategy Fund	23,699,128
1,878,431	Goldman Sachs Dynamic Allocation Fund	20,587,607

		93,940,527

Equity – 28.0%
3,597,022	Goldman Sachs Emerging Markets Equity Insights Fund	38,667,991
983,972	Goldman Sachs Large Cap Value Insights Fund	20,446,933
670,454	Goldman Sachs Large Cap Growth Insights Fund	20,274,529
1,141,074	Goldman Sachs International Equity Insights Fund	15,176,290
1,054,098	Goldman Sachs International Small Cap Insights Fund	13,903,546
1,268,493	Goldman Sachs Global Real Estate Securities Fund	13,217,697
1,161,182	Goldman Sachs Global Infrastructure Fund	12,552,379
169,372	Goldman Sachs Small Cap Equity Insights Fund	4,286,809

		138,526,174

Exchange Traded Funds – 5.1%
269,077	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	13,432,324
344,461	Goldman Sachs ActiveBeta Emerging Markets Equity ETF	11,525,665

		24,957,989

Fixed Income – 45.2%
12,394,513	Goldman Sachs Global Income Fund	152,080,673
5,740,845	Goldman Sachs High Yield Fund	37,946,983
1,685,456	Goldman Sachs Emerging Markets Debt Fund	21,944,642
631,101	Goldman Sachs Core Fixed Income Fund	6,651,804
699,220	Goldman Sachs Local Emerging Markets Debt Fund	4,642,818

		223,266,920

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 97.3% (Cost $476,041,757)		$480,691,610

Shares	Distribution Rate	Value
Investment Company(a) – 0.6%
Goldman Sachs Financial Square Government Fund - Institutional Shares
3,088,289	0.927%	$ 3,088,289
(Cost $3,088,289)

TOTAL INVESTMENTS – 97.9% (Cost $479,130,046)		$483,779,899

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.1%		10,154,629

NET ASSETS – 100.0%		$493,934,528

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents Affiliated funds.

Investment Abbreviations:
ETF	— Exchange Traded Fund
LLC	— Limited Liability Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2017, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Citibank NA	RUB	91,000,000	USD	1,551,313	$1,554,563	12/20/17	$3,251
Bank of America Securities LLC	USD	3,069,981	KRW	3,470,000,000	3,032,775	12/20/17	37,206
	USD	2,065,283	TWD	61,500,000	2,032,162	12/20/17	33,121
JPMorgan Securities, Inc.	USD	1,557,952	RUB	91,000,000	1,554,563	12/20/17	3,389
	USD	4,514,023	IDR	60,840,000,000	4,480,173	12/20/17	33,850
	USD	1,538,532	CNY	10,120,000	1,514,026	12/20/17	24,506
	USD	1,542,714	BRL	4,800,000	1,514,882	10/03/17	27,832
	USD	3,006,647	INR	194,500,000	2,947,714	12/20/17	58,933
	USD	1,588,197	CLP	985,000,000	1,536,102	12/20/17	52,095

TOTAL							$274,183

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	BRL	4,800,000	USD	1,517,691	$1,514,882	10/03/17	$(2,809)
Citibank NA	IDR	60,840,000,000	USD	4,510,676	4,480,173	12/20/17	(30,503)
Bank of America Securities LLC	INR	194,500,000	USD	3,004,325	2,947,714	12/20/17	(56,611)
UBS AG (London)	CNY	10,120,000	USD	1,536,896	1,514,026	12/20/17	(22,870)
Morgan Stanley & Co.	CLP	985,000,000	USD	1,579,918	1,536,102	12/20/17	(43,816)
JPMorgan Securities, Inc.	TWD	61,500,000	USD	2,058,922	2,032,162	12/20/17	(26,760)
	KRW	3,470,000,000	USD	3,065,371	3,032,775	12/20/17	(32,596)

TOTAL							$(215,965)

TOTAL							$58,218

FUTURES CONTRACTS — At September 30, 2017, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Eurodollars	785	12/18/17	$193,345,500	$(159,351)
S&P 500 E-Mini Index	272	12/15/17	34,218,960	697,689

Total				$538,338

Short position contracts:
Eurodollars	(785)	03/16/20	(192,158,187)	277,987
Euro Buxl 30 Year Bonds	(88)	12/07/17	(16,980,221)	223,936

Total				$501,923

TOTAL				$1,040,261

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OPTIONS CONTRACTS — For the period ended September 30, 2017 the Fund had following options contracts:

OTC Options Contracts Outstanding as of September 30, 2017:

OPTIONS ON FUTURES

Counterparty	Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Credit Suisse International (London)	Call - Eurodollar Futures	$99	06/17/19	1,149	$2,872,500	$64,631	$146,279	$(81,648)
Credit Suisse International (London)	Call - Eurodollar Futures	99	03/18/19	2,098	5,245,000	78,675	214,646	(135,971)
Credit Suisse International (London)	Call - Eurodollar Futures	99	12/17/18	2,824	7,060,000	70,600	218,323	(147,724)
Credit Suisse International (London)	Call - Eurodollar Futures	98	03/19/18	426	1,065,000	702,900	770,609	(67,709)
Credit Suisse International (London)	Call - Eurodollar Futures	98	12/18/17	551	1,377,500	888,487	936,123	(47,635)
Credit Suisse International (London)	Call - Eurodollar Futures	98	06/18/18	41	102,500	69,188	84,464	(15,277)
Credit Suisse International (London)	Call - Eurodollar Futures	97	09/17/18	61	152,500	128,863	155,691	(26,828)
Credit Suisse International (London)	Call - Eurodollar Futures	97	03/18/19	86	215,000	208,550	248,524	(39,974)
Credit Suisse International (London)	Call - Eurodollar Futures	97	06/17/19	80	200,000	234,500	273,185	(38,685)
Credit Suisse International (London)	Call - Eurodollar Futures	97	09/16/19	96	240,000	301,800	349,422	(47,622)

TOTAL					$18,530,000	$2,748,194	$3,397,266	$(649,073)

GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO

Schedule of Investments

September 30, 2017 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares) – 95.5%
Equity(a) – 73.0%
5,881,303	Goldman Sachs Emerging Markets Equity Insights Fund	$ 63,224,009
3,918,841	Goldman Sachs International Equity Insights Fund	52,120,584
1,484,891	Goldman Sachs Large Cap Growth Insights Fund	44,903,108
2,101,785	Goldman Sachs Large Cap Value Insights Fund	43,675,085
2,236,102	Goldman Sachs Global Real Estate Securities Fund	23,300,180
870,008	Goldman Sachs Small Cap Equity Insights Fund	22,019,911
1,024,315	Goldman Sachs International Small Cap Insights Fund	13,510,712

		262,753,589

Exchange Traded Funds – 22.5%
689,312	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	34,410,455
735,738	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	24,617,794
725,273	Goldman Sachs ActiveBeta International Equity ETF(a)	21,040,170
17,893	iShares MSCI Brazil Capped ETF	745,959

		80,814,378

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 95.5% (Cost $293,419,698)		$343,567,967

Shares	Distribution Rate	Value
Investment Company(a) – 2.9%
Goldman Sachs Financial Square Government Fund - Institutional Shares
10,669,286	0.927%	$ 10,669,286
(Cost $10,669,286)

TOTAL INVESTMENTS – 98.4% (Cost $304,088,984)		$354,237,253

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.6%		5,644,731

NET ASSETS – 100.0%		$359,881,984

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

Investment Abbreviations:
ETF	— Exchange Traded Fund

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2017, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Euro Stoxx 50 Index	211	12/20/19	$3,114,768	$130,087
Hang Seng China Enterprises Index	30	10/30/17	2,094,193	(9,280)
iShares MSCI Taiwan ETF	27	10/30/17	1,038,690	(1,672)
Mini MSCI Emerging Market	26	12/15/17	1,416,090	(19,804)
MSCI Singapore Index	67	10/30/17	1,776,936	6,884
S&P 500 E-Mini Index	55	12/15/17	6,919,275	110,913
Stoxx Europe 600 Index	48	12/15/17	1,095,764	23,353
STOXX 600 Banks Index	82	12/15/17	912,463	43,966
Topix Index	19	12/07/17	2,828,260	88,874

Total				$373,321

Short position contracts:
FTSE 250 Index	(28)	12/15/17	(1,481,401)	(13,965)
MSCI EAFE Index	(21)	12/15/17	(2,077,320)	(14,269)
SPI 200 Index	(26)	12/21/17	(2,889,886)	2,872

Total				$(25,362)

TOTAL				$347,959

OPTIONS CONTRACTS — For the period ended September 30, 2017 the Fund had following options contracts:

OTC Options Contracts Outstanding as of September 30, 2017:

OPTIONS ON EQUITIES CONTRACTS

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call - S&P 500 Index	Citibank NA (London)	$2,535	12/29/17	13	$1,300	$46,130	$38,870	$7,260
Call - Euro Stoxx 50	Morgan Stanley & Co. International PLC	3,736	12/29/17	783	783	21,899	68,176	(46,277)

TOTAL				796	$2,083	$68,029	$107,046	$(39,017)

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments

September 30, 2017 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) – 97.1%
Equity – 43.0%
9,197,776	Goldman Sachs Emerging Markets Equity Insights Fund	$ 98,876,089
3,540,532	Goldman Sachs Large Cap Value Insights Fund	73,572,262
2,398,972	Goldman Sachs Large Cap Growth Insights Fund	72,544,911
4,738,147	Goldman Sachs International Equity Insights Fund	63,017,349
2,410,678	Goldman Sachs International Small Cap Insights Fund	31,796,837
2,492,751	Goldman Sachs Global Infrastructure Fund	26,946,634
2,529,320	Goldman Sachs Global Real Estate Securities Fund	26,355,510
514,724	Goldman Sachs Small Cap Equity Insights Fund	13,027,659

		406,137,251

Fixed Income – 24.1%
7,024,720	Goldman Sachs Global Income Fund	86,193,313
12,357,233	Goldman Sachs High Yield Fund	81,681,312
3,838,628	Goldman Sachs Emerging Markets Debt Fund	49,978,934
1,414,034	Goldman Sachs Local Emerging Markets Debt Fund	9,389,183

		227,242,742

Dynamic – 18.8%
9,425,000	Goldman Sachs Tactical Exposure Fund	94,344,250
4,391,727	Goldman Sachs Managed Futures Strategy Fund	45,322,626
3,473,131	Goldman Sachs Dynamic Allocation Fund	38,065,510

		177,732,386

Exchange Traded Funds – 11.2%
1,167,227	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	58,267,972
860,519	Goldman Sachs ActiveBeta Emerging Markets Equity ETF	28,792,966
626,319	Goldman Sachs ActiveBeta International Equity ETF	18,169,514

		105,230,452

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 97.1% (Cost $863,750,248)		$916,342,831

Shares	Distribution Rate	Value
Investment Company(a) – 0.9%
Goldman Sachs Financial Square Government Fund - Institutional Shares
8,443,231	0.927%	$ 8,443,231
(Cost $8,443,231)

TOTAL INVESTMENTS – 98.0% (Cost $872,193,479)		$924,786,062

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.0%		19,327,326

NET ASSETS – 100.0%		$944,113,388

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents Affiliated funds.

Investment Abbreviations:
ETF	— Exchange Traded Fund
LLC	— Limited Liability Company
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2017, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Bank of America Securities LLC	USD	5,600,283	KRW	6,330,000,000	$5,532,411	12/20/17	$67,872
	USD	3,757,808	TWD	111,900,000	3,697,544	12/20/17	60,264
Citibank NA (London)	RUB	165,750,000	USD	2,825,605	2,831,526	12/20/17	5,921
JPMorgan Securities, Inc.	USD	2,837,699	RUB	165,750,000	2,831,526	12/20/17	6,173
	USD	2,815,453	BRL	8,760,000	2,764,659	10/03/17	50,794
	USD	8,233,417	IDR	110,970,000,000	8,171,676	12/20/17	61,741
	USD	2,804,932	CNY	18,450,000	2,760,254	12/20/17	44,677
	USD	5,487,711	INR	355,000,000	5,380,147	12/20/17	107,565
	USD	2,886,166	CLP	1,790,000,000	2,791,496	12/20/17	94,671

TOTAL							$499,678

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Bank of America Securities LLC	INR	355,000,000	USD	5,483,472	$5,380,147	12/20/17	$(103,326)
Citibank NA (London)	IDR	110,970,000,000	USD	8,227,313	8,171,676	12/20/17	(55,637)
JPMorgan Securities, Inc.	BRL	8,760,000	USD	2,769,785	2,764,659	10/03/17	(5,126)
	TWD	111,900,000	USD	3,746,234	3,697,544	12/20/17	(48,690)
	KRW	6,330,000,000	USD	5,591,873	5,532,411	12/20/17	(59,462)
Morgan Stanley & Co. International PLC	CLP	1,790,000,000	USD	2,871,120	2,791,496	12/20/17	(79,625)
UBS AG (London)	CNY	18,450,000	USD	2,801,950	2,760,254	12/20/17	(41,696)

TOTAL							$(393,562)

TOTAL							$106,116

FUTURES CONTRACTS — At September 30, 2017, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Eurodollars	1,810	12/18/17	$445,803,000	$(373,231)
S&P 500 E-Mini Index	533	12/15/17	67,054,065	1,367,163

Total				$993,932

Short position contracts:
Eurodollars	(1,810)	03/16/20	(443,065,375)	647,244
Euro Buxl 30 Year Bonds	(199)	12/07/17	(38,398,454)	506,339

Total				$1,153,583

TOTAL				$2,147,515

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OPTIONS CONTRACTS — For the period ended September 30, 2017 the Fund had following options contracts:

OTC Options Contracts Outstanding as of September 30, 2017:

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call - Eurodollar Futures	Barclays Bank PLC	$98	03/19/18	866	$2,165,000	$1,428,900	$1,564,475	$(135,575)
Call - Eurodollar Futures	Barclays Bank PLC	98	06/18/18	111	277,500	187,313	228,672	(41,359)
Call - Eurodollar Futures	Barclays Bank PLC	97	09/17/18	139	347,500	293,637	354,771	(61,134)
Call - Eurodollar Futures	Barclays Bank PLC	97	03/18/19	232	580,000	562,600	670,436	(107,836)
Call - Eurodollar Futures	Barclays Bank PLC	97	06/17/19	196	490,000	574,525	669,303	(94,778)
Call - Eurodollar Futures	Barclays Bank PLC	97	09/16/19	208	520,000	653,900	757,080	(103,181)
Call - Eurodollar Futures	Credit Suisse International (London)	98	12/18/17	1,135	2,837,500	1,830,187	1,927,447	(97,259)
Call - Eurodollar Futures	Credit Suisse International (London)	99	12/17/18	5,800	14,500,000	145,000	448,398	(303,398)
Call - Eurodollar Futures	Credit Suisse International (London)	99	03/18/19	4,310	10,775,000	161,625	440,956	(279,331)
Call - Eurodollar Futures	Credit Suisse International (London)	99	06/17/19	2,363	5,907,500	132,919	300,834	(167,915)

TOTAL				—	$15,360	$5,970,606	$7,362,372	$(1,391,766)

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments

September 30, 2017 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) – 96.4%
Dynamic – 16.5%
8,830,000	Goldman Sachs Tactical Exposure Fund	$ 88,388,300
3,282,068	Goldman Sachs Dynamic Allocation Fund	35,971,461
2,046,465	Goldman Sachs Managed Futures Strategy Fund	21,119,522

		145,479,283

Equity – 59.6%
14,114,949	Goldman Sachs Emerging Markets Equity Insights Fund	151,735,697
2,598,435	Goldman Sachs Large Cap Growth Insights Fund	78,576,663
3,748,338	Goldman Sachs Large Cap Value Insights Fund	77,890,471
5,260,319	Goldman Sachs International Equity Insights Fund	69,962,242
5,836,113	Goldman Sachs Global Real Estate Securities Fund	60,812,296
3,349,322	Goldman Sachs International Small Cap Insights Fund	44,177,551
1,217,944	Goldman Sachs Small Cap Equity Insights Fund	30,826,169
1,210,563	Goldman Sachs Global Infrastructure Fund	13,086,188

		527,067,277

Exchange Traded Funds – 15.2%
1,470,181	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	73,391,435
1,461,211	Goldman Sachs ActiveBeta Emerging Markets Equity ETF	48,892,120
432,775	Goldman Sachs ActiveBeta International Equity ETF	12,554,803

		134,838,358

Fixed Income – 5.1%
5,500,332	Goldman Sachs High Yield Fund	36,357,196
685,368	Goldman Sachs Emerging Markets Debt Fund	8,923,489

		45,280,685

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 96.4% (Cost $777,846,492)		$852,665,603

Shares	Distribution Rate	Value
Investment Company(a)(b) – 0.6%
Goldman Sachs Financial Square Government Fund - Institutional Shares
5,269,754	0.927%	$ 5,269,754
(Cost $5,269,754)

TOTAL INVESTMENTS – 97.0% (Cost $783,116,246)		$857,935,357

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.0%		26,347,077

NET ASSETS – 100.0%		$884,282,434

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Represents Affiliated funds.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2017, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Bank of America Securities LLC	USD	5,211,006	KRW	5,890,000,000	$5,147,851	12/20/17	$63,155
	USD	3,495,869	TWD	104,100,000	3,439,806	12/20/17	56,063
Citibank NA (London)	RUB	154,250,000	USD	2,629,560	2,635,071	12/20/17	5,510
JPMorgan Securities, Inc.	USD	7,659,148	IDR	103,230,000,000	7,601,713	12/20/17	57,435
	USD	2,608,815	CNY	17,160,000	2,567,261	12/20/17	41,554
	USD	2,640,815	RUB	154,250,000	2,635,071	12/20/17	5,744
	USD	5,101,252	INR	330,000,000	5,001,263	12/20/17	99,989
	USD	2,622,614	BRL	8,160,000	2,575,299	10/03/17	47,315
	USD	2,684,618	CLP	1,665,000,000	2,596,559	12/20/17	88,058

TOTAL							$464,823

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Bank of America Securities LLC	INR	330,000,000	USD	5,097,312	$5,001,263	12/20/17	$(96,049)
Citibank NA (London)	IDR	103,230,000,000	USD	7,653,470	7,601,713	12/20/17	(51,756)
JPMorgan Securities, Inc.	BRL	8,160,000	USD	2,580,074	2,575,299	10/03/17	(4,775)
	TWD	104,100,000	USD	3,485,102	3,439,806	12/20/17	(45,296)
	KRW	5,890,000,000	USD	5,203,180	5,147,851	12/20/17	(55,329)
Morgan Stanley & Co.	CLP	1,665,000,000	USD	2,670,623	2,596,559	12/20/17	(74,064)
UBS AG (London)	CNY	17,160,000	USD	2,606,041	2,567,261	12/20/17	(38,780)

TOTAL							$(366,049)

TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS							$98,774

FUTURES CONTRACTS — At September 30, 2017, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Eurodollars	2,377	12/18/17	$585,455,100	$(495,416)
S&P 500 E-Mini Index	499	12/15/17	62,776,695	1,279,952

Total				$784,536

Short position contracts:
Eurodollars	(2,377)	03/16/20	(581,859,888)	859,183
Euro Buxl 30 Year Bonds	(260)	12/07/17	(50,168,834)	661,553

Total				$1,520,736

TOTAL				$2,305,272

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OPTIONS CONTRACTS — For the period ended September 30, 2017 the Fund had following options contracts:

OTC Options Contracts Outstanding as of September 30, 2017:

OPTIONS ON FUTURES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call - Eurodollar Futures	Barclays Bank PLC	$98	06/18/18	313	$782,500	$528,188	$644,813	$(116,626)
Call - Eurodollar Futures	Barclays Bank PLC	97	09/17/18	198	495,000	418,275	505,358	(87,082)
Call - Eurodollar Futures	Barclays Bank PLC	97	12/17/18	185	462,500	410,469	495,302	(84,834)
Call - Eurodollar Futures	Barclays Bank PLC	97	03/18/19	267	667,500	647,475	771,579	(124,104)
Call - Eurodollar Futures	Barclays Bank PLC	97	06/17/19	189	472,500	554,006	645,399	(91,393)
Call - Eurodollar Futures	Barclays Bank PLC	97	09/16/19	183	457,500	575,306	666,085	(90,779)
Call - Eurodollar Futures	Credit Suisse International (London)	98	12/18/17	1,589	3,972,500	2,562,262	2,700,196	(137,933)
Call - Eurodollar Futures	Credit Suisse International (London)	98	03/19/18	1,199	2,997,500	1,978,350	2,166,707	(188,357)
Call - Eurodollar Futures	Credit Suisse International (London)	99	12/17/18	8,067	20,167,500	201,675	623,660	(421,985)
Call - Eurodollar Futures	Credit Suisse International (London)	99	03/18/19	6,028	15,070,000	226,050	615,925	(389,875)
Call - Eurodollar Futures	Credit Suisse International (London)	99	06/17/19	3,300	8,250,000	185,625	419,823	(234,198)

TOTAL				—	$21,518	$8,287,681	$10,254,847	$(1,967,166)

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO

Schedule of Investments

September 30, 2017 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) – 98.6%
Equity – 55.8%
11,456,242	Goldman Sachs Global Real Estate Securities Fund	$119,374,040
8,633,828	Goldman Sachs Global Infrastructure Fund	93,331,681
6,187,015	Goldman Sachs International Small Cap Insights Fund	81,606,733
5,212,639	Goldman Sachs Emerging Markets Equity Insights Fund	56,035,871
1,446,016	Goldman Sachs Emerging Markets Equity Fund	31,407,468

		381,755,793

Exchange Traded Funds – 4.2%
863,447	Goldman Sachs ActiveBeta Emerging Markets Equity ETF	28,890,937

Fixed Income – 38.6%
8,405,811	Goldman Sachs Emerging Markets Debt Fund	109,443,659
11,870,739	Goldman Sachs High Yield Fund	78,465,585
4,259,948	Goldman Sachs High Yield Floating Rate Fund	41,321,500
5,301,241	Goldman Sachs Local Emerging Markets Debt Fund	35,200,243

		264,430,987

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) (Cost $600,878,808)		$675,077,717

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.4%		9,352,993

NET ASSETS – 100.0%		$684,430,710

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents Affiliated funds.

Investment Abbreviations:
ETF	— Exchange Traded Fund

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

A. Investment Valuation — The valuation policy of the Portfolios and Underlying Funds is to value investments at fair value.

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Portfolios’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Portfolios’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Portfolios, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Portfolios’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

B. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Underlying Funds — Investments in the Underlying Funds are valued at the NAV per share of the Institutional Share class of each Underlying Fund on the day of valuation. Because each Portfolio invests primarily in other mutual funds that fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Short Term Investments — Short-term investments having a maturity of 60 days or less are valued using available market quotations as provided by a third party pricing vendor or broker. These investments are classified as Level 2 of the fair value hierarchy.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Portfolio, including accrued interest is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Portfolios’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Portfolio and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Portfolio could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Portfolio are less than the repurchase price and the Portfolio’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Portfolio’s interest in the collateral is not enforceable, resulting in additional losses to the Portfolio.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Portfolios, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Portfolios maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Portfolios are not subject to any expenses in relation to these investments.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Portfolios’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Portfolio’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

D. Fair Value Hierarchy — The following is a summary of the Portfolios’ investments and derivatives classified in the fair value hierarchy as of September 30, 2017:

BALANCED STRATEGY

Investment Type	Level 1	Level 2	Level 3
Assets
Underlying Funds
Dynamic	$93,940,527	$—	$—
Equity	138,526,174	—	—
Exchange-Traded Funds	24,957,989	—	—
Fixed Income	223,266,920	—	—
Investment Company	3,088,289	—	—
Total	$483,779,899	$—	$—

Derivative Type
Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$274,183	$—
Futures Contracts(a)	1,199,612	—	—
Options Purchased	2,748,194	—	—
Total	$3,947,806	$274,183	$—
Liabilities
Forward Foreign Currency Exchange Contracts	$—	$(215,965)	$—
Futures Contracts	(159,351)	—	—
Total	$(159,351)	$(215,965)	$—

EQUITY GROWTH STRATEGY PORTFOLIO

Investment Type	Level 1	Level 2	Level 3
Assets
Underlying Funds
Equity	$262,753,589	$—	$—
Exchange-Traded Funds	80,814,378
Investment Company	10,669,286
Total	$354,237,253	$—	$—

Derivative Type
Assets
Futures Contracts(a)	$406,949	$—	$—
Options Purchased	—	68,029	—
Total	$406,949	$68,029	$—
Liabilities(a)
Futures Contracts	$(58,990)	$—	$—

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

GROWTH AND INCOME STRATEGY PORTFOLIO

Investment Type	Level 1	Level 2	Level 3
Assets
Underlying Funds
Equity	$406,137,251	$—	$—
Fixed Income	227,242,742	—	—
Exchange Traded Funds	105,230,452	—	—
Dynamic	177,732,386	—	—
Investment Company	8,443,231	—	—
Total	$924,786,062	$—	$—

Derivative Type
Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$499,678	$—
Futures Contracts(a)	2,520,746	—	—
Options Purchased	5,970,606	—	—
Total	$8,491,352	$499,678	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(393,562)	$—
Futures Contracts	(373,231)	—	—
Total	$(373,231)	$(393,562)	$—

GROWTH STRATEGY PORTFOLIO

Investment Type	Level 1	Level 2	Level 3
Assets
Underlying Funds
Dynamic	$145,479,283	$—	$—
Equity	527,067,277	—	—
Exchange-Traded Funds	134,838,358	—	—
Fixed Income	45,280,685	—	—
Investment Company	5,269,754	—	—
Total	$857,935,357	$—	$—

Derivative Type
Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$464,823	$—
Futures Contracts(a)	2,800,688	—	—
Options Purchased	8,287,681	—	—
Total	$11,088,369	$464,823	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(366,049)	$—
Futures Contracts	(495,416)	—	—
Total	$(495,416)	$(366,049)	$—

SATELLITE STRATEGIES PORTFOLIO

Investment Type	Level 1	Level 2	Level 3
Assets
Underlying Funds
Equity	$381,755,793	$—	$—
Exchange-Traded Fund	28,890,937	—	—
Fixed Income	264,430,987	—	—
Total	$675,077,717	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

The Portfolios’ risks include, but are not limited to, the following:

Investments in the Underlying Funds — The investments of a Portfolio are concentrated in the Underlying Funds, and the Portfolio’s investment performance is directly related to the investment performance of the Underlying Funds it holds. A Portfolio is subject to the risk factors associated with the investments of the Underlying Funds in direct proportion to the amount of assets allocated to each. A Portfolio that has a relative concentration of its portfolio in a single Underlying Fund may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments.

Large Shareholder Transactions Risk — A Portfolio or may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Portfolio in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Portfolio. Such large shareholder redemptions may cause a Portfolio to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Portfolio’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Portfolio’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s expense ratio. Similarly, large Portfolio share purchases may adversely affect a Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Liquidity Risk — A Portfolio may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Portfolio will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Portfolio may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Market and Credit Risks — In the normal course of business, the Portfolios trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Portfolios may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolios have unsettled or open transactions defaults.

GOLDMAN SACHS GLOBAL INFRASTRUCTURE

Schedule of Investments

September 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 98.8%
Australia – 4.4%
217,127	APA Group (Gas Utilities)	$ 1,424,325
472,360	Macquarie Atlas Roads Group (Transportation Infrastructure)	2,015,057
538,196	Sydney Airport (Transportation Infrastructure)	3,005,571
331,055	Transurban Group (Transportation Infrastructure)	3,091,489

		9,536,442

Bermuda – 2.7%
3,858,000	Beijing Enterprises Water Group Ltd.* (Water Utilities)	3,120,077
898,000	China Gas Holdings Ltd. (Gas Utilities)	2,695,213

		5,815,290

Canada – 15.6%
240,753	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	10,056,539
192,961	Fortis, Inc. (Electric Utilities)	6,925,100
62,332	Kinder Morgan Canada Ltd.(a) (Oil, Gas & Consumable Fuels)	865,230
126,326	Pembina Pipeline Corp. (Oil, Gas & Consumable Fuels)	4,432,420
232,265	TransCanada Corp. (Oil, Gas & Consumable Fuels)	11,479,689

		33,758,978

France – 6.5%
148,648	Vinci SA (Construction & Engineering)	14,123,508

Hong Kong – 1.7%
1,887,100	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	3,555,916

Italy – 6.2%
207,873	Atlantia SpA (Transportation Infrastructure)	6,568,301
437,331	Enav SpA(a) (Transportation Infrastructure)	2,004,539
816,316	Terna Rete Elettrica Nazionale SpA (Electric Utilities)	4,769,784

		13,342,624

Japan – 2.4%
26,500	East Japan Railway Co. (Road & Rail)	2,446,171
107,400	Tokyo Gas Co. Ltd. (Gas Utilities)	2,630,069

		5,076,240

Shares	Description	Value
Common Stocks – (continued)
Spain – 4.2%
268,976	Ferrovial SA (Construction & Engineering)	$ 5,926,571
152,567	Red Electrica Corp. SA (Electric Utilities)	3,209,191

		9,135,762

United Kingdom – 5.2%
791,785	National Grid PLC (Multi-Utilities)	9,806,688
51,336	Severn Trent PLC (Water Utilities)	1,495,339

		11,302,027

United States – 49.9%
114,252	American Tower Corp. (Equity Real Estate Investment Trusts (REITs))	15,615,963
99,844	American Water Works Co., Inc. (Water Utilities)	8,078,378
118,335	Antero Midstream GP LP (Oil, Gas & Consumable Fuels)	2,422,317
106,978	Archrock Partners LP (Energy Equipment & Services)	1,525,506
59,326	Atmos Energy Corp. (Gas Utilities)	4,973,892
38,379	Black Hills Corp. (Multi-Utilities)	2,643,162
109,901	Cheniere Energy, Inc.* (Oil, Gas & Consumable Fuels)	4,949,941
66,202	Crown Castle International Corp. (Equity Real Estate Investment Trusts (REITs))	6,618,876
41,616	Dominion Energy, Inc. (Multi-Utilities)	3,201,519
5,020	Equinix, Inc. (Equity Real Estate Investment Trusts (REITs))	2,240,426
97,356	Eversource Energy (Electric Utilities)	5,884,197
455,489	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	8,736,279
174,209	PG&E Corp. (Electric Utilities)	11,861,891
50,384	Plains All American Pipeline LP (Oil, Gas & Consumable Fuels)	1,067,637
16,557	SBA Communications Corp.* (Equity Real Estate Investment Trusts (REITs))	2,385,036
57,350	Sempra Energy (Multi-Utilities)	6,545,355
109,926	Targa Resources Corp. (Oil, Gas & Consumable Fuels)	5,199,500
158,908	The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	4,768,829
20,956	Vulcan Materials Co. (Construction Materials)	2,506,338

GOLDMAN SACHS GLOBAL INFRASTRUCTURE

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
122,835	Williams Partners LP (Oil, Gas & Consumable Fuels)	$ 4,778,281
47,273	Zayo Group Holdings, Inc.* (Diversified Telecommunication Services)	1,627,137

		107,630,460

TOTAL COMMON STOCKS (Cost $209,720,962)		$213,277,247

Shares	Description	Expiration Date	Value
Right – 0.0%
Australia – 0.0%
Macquarie Atlas Roads Group
49,094		10/04/17	$ 12,264

Shares	Distribution Rate	Value
Investment Company(b) – 0.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
77	0.927%	$ 77
(Cost $77)

TOTAL INVESTMENTS — 98.8% (Cost $209,721,039)		$213,289,588

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.2%		2,485,880

NET ASSETS — 100.0%		$215,775,468

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $2,869,769, which represents approximately 1.3% of net assets as of September 30, 2017.

(b)	Represents an Affiliated fund.

Investment Abbreviations:
GP	— General Partnership
LP	— Limited Partnership
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS GLOBAL INFRASTRUCTURE

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

A. Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

B. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

C. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

GOLDMAN SACHS GLOBAL INFRASTRUCTURE

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

D. Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of September 30, 2017:

GLOBAL INFRASTRUCTURE

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$—	$14,447,446	$—
Australia and Oceania	—	9,548,706	—
Europe	—	47,903,921	—
North America	141,389,438	—	—
Investment Company	77	—	—
Total	$141,389,515	$71,900,073	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principle exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedule of Investments.

The Funds’ risks include, but are not limited to, the following:

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of exchange controls, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic Risk — If the Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Industry Concentration Risk — Concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject the Fund to a greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if its investments were diversified across different industries.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), the Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

GOLDMAN SACHS GLOBAL INFRASTRUCTURE

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Master Limited Partnership Risk — Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, limited liquidity and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.

Non-Diversification Risk — The fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

GOLDMAN SACHS LONG SHORT FUND

Schedule of Investments

September 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 91.2%
Banks – 13.3%
32,177	Bank of America Corp.(a)	$ 815,365
47,808	CaixaBank SA	239,972
83,698	Huntington Bancshares, Inc.(a)	1,168,424
27,773	UniCredit SpA*	592,668
9,540	Wells Fargo & Co.	526,131

		3,342,560

Biotechnology* – 2.8%
8,047	Spark Therapeutics, Inc.	717,470

Chemicals(a) – 3.3%
7,001	Monsanto Co.	838,860

Containers & Packaging*(a) – 4.4%
19,464	Berry Global Group, Inc.	1,102,635

Equity Real Estate Investment Trusts (REITs)* – 1.4%
10,295	JBG SMITH Properties	352,192

Health Care Equipment & Supplies(a) – 5.3%
22,327	DENTSPLY SIRONA, Inc.	1,335,378

Internet & Direct Marketing Retail* – 2.2%
579	Amazon.com, Inc.	556,622

Internet Software & Services* – 2.5%
1,895	Alibaba Group Holding Ltd. ADR	327,285
107	Alphabet, Inc. Class A	104,188
70	Alphabet, Inc. Class C	67,138
693	Facebook, Inc. Class A	118,413

		617,024

Life Sciences Tools & Services* – 7.8%
6,864	PAREXEL International Corp.	604,581
14,252	Quintiles IMS Holdings, Inc.(a)	1,354,938

		1,959,519

Media – 3.0%
7,280	Time Warner, Inc.	745,836

Pharmaceuticals*(a) – 11.4%
33,146	Akorn, Inc.	1,100,116
47,684	The Medicines Co.	1,766,215

		2,866,331

Semiconductors & Semiconductor Equipment(a) – 16.9%
9,131	Broadcom Ltd.	2,214,633
28,895	Qorvo, Inc.*	2,042,298

		4,256,931

Software – 15.7%
5,594	Adobe Systems, Inc.*(a)	834,513
4,771	Autodesk, Inc.*	535,592
21,561	Microsoft Corp.(a)	1,606,079

Shares	Description	Value
Common Stocks – (continued)
Software – (continued)
17,078	PTC, Inc.*(a)	$ 961,150

		3,937,334

Technology Hardware, Storage & Peripherals – 1.2%
1,914	Apple, Inc.	294,986

TOTAL COMMON STOCKS (Cost $19,550,724)		$22,923,678

Shares	Distribution Rate	Value
Investment Company(b)(c) – 46.8%
Goldman Sachs Financial Square Government Fund - Institutional Shares
11,771,309	0.927%	$11,771,309
(Cost $11,771,309)

TOTAL INVESTMENTS BEFORE SECURITIES SOLD SHORT – 138.0% (Cost $31,322,033)		$34,694,987

Shares	Description	Value
Common Stocks Sold Short – (15.8)%
Banks – (0.7)%
7,602	Banco Santander SA	$ (53,175)
6,612	Commerzbank AG*	(90,171)
2,153	People’s United Financial, Inc.	(39,055)

		(182,401)

Capital Markets – (2.1)%
7,300	Deutsche Bank AG	(126,369)
1,374	T. Rowe Price Group, Inc.	(124,553)
6,318	The Charles Schwab Corp.	(276,349)

		(527,271)

Diversified Consumer Services – (0.5)%
4,745	H&R Block, Inc.	(125,648)

Diversified Telecommunication Services – (1.2)%
7,888	AT&T, Inc.	(308,973)

Equity Real Estate Investment Trusts (REITs) – (5.4)%
8,897	GGP, Inc.	(184,791)
23,260	Host Hotels & Resorts, Inc.	(430,077)
2,620	Realty Income Corp.	(149,838)
1,619	Simon Property Group, Inc.	(260,675)
3,308	SL Green Realty Corp.	(335,167)

		(1,360,548)

Food & Staples Retailing – (0.6)%
7,768	Koninklijke Ahold Delhaize NV	(145,142)

Health Care Equipment & Supplies – (1.2)%
1,537	Becton Dickinson & Co.	(301,175)

Insurance – (2.1)%
10,281	Assicurazioni Generali SpA	(191,754)
1,098	Cincinnati Financial Corp.	(84,074)
2,959	Great-West Lifeco, Inc.	(85,160)

GOLDMAN SACHS LONG SHORT FUND

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks Sold Short – (continued)
Insurance – (continued)
508	Zurich Insurance Group AG	$ (155,234)

		(516,222)

IT Services – (0.4)%
978	Global Payments, Inc.	(92,939)

Life Sciences Tools & Services* – (0.3)%
731	ICON PLC	(83,246)

Marine* – (1.3)%
4,810	Kirby Corp.	(317,220)

TOTAL COMMON STOCKS SOLD SHORT (Cost $(3,927,005))		$ (3,960,785)

Exchange Traded Funds Sold Short – (29.9)%
53,011	Financial Select Sector SPDR Fund	$ (1,370,864)
1,052	Health Care Select Sector SPDR Fund	(85,980)
16,016	iShares MSCI Emerging Markets ETF	(717,677)
5,462	iShares Nasdaq Biotechnology ETF	(1,822,068)
7,892	iShares Russell 2000 ETF	(1,169,436)
2,891	iShares U.S. Medical Devices ETF	(482,884)
4,073	PowerShares QQQ Trust Series 1	(592,418)
3,934	SPDR S&P Regional Banking ETF	(223,294)
8,169	Technology Select Sector SPDR Fund	(482,788)
6,152	VanEck Vectors Semiconductor ETF	(574,105)

TOTAL EXCHANGE TRADED FUNDS SOLD SHORT (Cost $(7,208,370))		$ (7,521,514)

TOTAL SECURITIES SOLD SHORT – (45.7)% (Cost $(11,135,375))		$(11,482,299)

OTHER ASSETS IN EXCESS OF LIABILITIES – 7.7%		1,930,641

NET ASSETS – 100.0%		$ 25,143,329

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)

All or portion of security is pledged as collateral for short sales. Total market value of securities pledged as collateral on short sales amounts to $17,140,604, which represents approximately 68.2% of net assets as of September 30, 2017.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on September 30, 2017.

(c)	Represents an Affiliated fund.

Currency Abbreviations:
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
USD	— U.S. Dollar

Investment Abbreviations:
ADR	— American Depositary Receipt
ETF	— Exchange Traded Fund
LLC	— Limited Liability Company
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS LONG SHORT FUND

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2017, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Morgan Stanley & Co. International PLC	EUR	75,000	USD	88,853	$89,052	12/20/17	$199
	HKD	88,168,250	USD	11,300,000	11,307,633	12/11/17	7,633
	HKD	1,000,000	USD	128,269	128,278	12/20/17	9
	HKD	110,726,991	USD	14,257,000	14,274,570	11/13/18	17,570
	USD	57,313	CAD	70,278	56,353	12/20/17	959
	USD	1,276,789	CHF	1,200,284	1,246,483	12/20/17	30,306
	USD	4,304,794	EUR	3,561,802	4,229,139	12/20/17	75,655
	USD	13,596	GBP	10,000	13,434	12/20/17	162
	USD	269,476	HKD	2,100,000	269,383	12/20/17	93

TOTAL							$132,586

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Morgan Stanley & Co. International PLC	EUR	390,000	USD	468,546	$463,070	12/20/17	$(5,476)
	USD	4,009	CAD	5,000	4,009	12/20/17	—
	USD	23,689	EUR	20,000	23,747	12/20/17	(58)
	USD	1,439,140	GBP	1,087,194	1,460,546	12/20/17	(21,406)
	USD	9,956,000	HKD	77,677,814	9,962,228	12/11/17	(6,228)
	USD	22,657,000	HKD	176,309,977	22,729,319	11/13/18	(72,319)

TOTAL							$(105,487)

FUTURES CONTRACTS — At September 30, 2017, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
S&P 500 E-Mini Index	(25)	12/15/17	$(3,145,125)	$(31,063)

GOLDMAN SACHS LONG SHORT FUND

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At September 30, 2017, the Fund had the following swap contracts:

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/ Index	Financing Rate Received/(Paid) by the Fund (%)(a)		Counterparty	Termination Date	Notional Amount (000s)	Value	Unrealized Appreciation/ (Depreciation)

Airpax Electronic Shanghai Co. Ltd.	EUR	(0.300)	Credit Suisse International (London)	03/27/18	$206	$2,996	$2,996
British Land Co. PLC	GBP	(0.300)	Credit Suisse International (London)	01/17/18	114	228	228
British Land Co. PLC		(0.000)	Credit Suisse International (London)	04/02/19	38	(381)	(381)
California Grapes International, Inc.	EUR	(0.000)	Credit Suisse International (London)	02/18/19	62	18,212	18,212
California Grapes International, Inc.		(0.300)	Credit Suisse International (London)	02/20/19	931	59	59
ESTX Bank		(0.000)	Credit Suisse International (London)	12/20/17	212	—	—
Industrial & Commercial Bank of China Ltd.		(0.500)	Deutsche Bank AG	08/07/18	563	42,251	42,251
Industrial & Commercial Bank of China Ltd.		(0.000)	JPMorgan Securities, Inc.	08/07/18	1,101	4,609	4,609

TOTAL						$67,974	$67,974

(a)	The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional or multiplied by the price change of the reference security, converted to U.S. Dollars).

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At September 30, 2017, the Fund had the following purchased and written options:

Description	Counterparty	Exercise Price		Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call - QORVO, Inc.	Merrill Lynch International PLC	USD	80	1/18/2019	149	$14,900	$145,275	$144,643	$633
PLC Call - Microsoft Corp.	Morgan Stanley & Co. International PLC	USD	80	1/18/2019	412	41,200	187,014	170,980	16,034
Call - Wells Fargo & Co.	UBS AG (London)	USD	55	10/20/2017	159	15,900	17,331	34,613	(17,282)
Call -Ishares NasdaqBiotechnology	Citibank NA (London)	USD	340	10/20/2017	21	2,100	5,513	10,119	(4,606)
Call - ESTX Bank	UBS AG (London)	EUR	135	11/17/2017	162	8,100	50,739	22,137	28,602
Call - ESTX Bank	Morgan Stanley & Co. International PLC	EUR	140	12/15/2017	202	10,100	43,571	61,364	(17,794)
Call - ESTX Bank	Deutsche Bank AG	EUR	135	12/15/2017	241	12,050	91,148	86,583	4,565
Call - Dentsply Sirona, Inc.	Morgan Stanley & Co. International PLC	USD	65	10/20/2017	88	8,800	712	13,473	(12,761)
Call - CISCO System, Inc.	Morgan Stanley & Co. International PLC	USD	40	1/17/2020	133	13,300	19,551	16,758	2,793
Call - Adobe Systems, Inc.	Merrill Lynch International PLC	USD	146	10/20/2017	30	3,000	14,325	8,590	5,735

					1,597	$129,450	$575,179	$569,260	$5,919

GOLDMAN SACHS LONG SHORT FUND

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS (continued)

Description	Counterparty	Exercise Price		Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Puts
Put - S&P 500 Index	Deutsche Bank AG	USD	2,490	10/13/2017	16	$1,600	$8,320	$21,169	($12,849)
Put - Qorvo, Inc.	Bank of America Securities LLC	USD	100	1/18/2019	37	3,700	118,260	106,264	11,996
Put - Bank of America Corp.	Citibank NA (London)	USD	23	11/17/2017	264	26,400	4,884	12,371	(7,487)
Put - S&P 500 Index	Morgan Stanley & Co. International PLC	USD	2,300	10/20/2017	70	7,000	6,475	224,213	(217,738)
Put - S&P 500 Index	Morgan Stanley & Co. International PLC	USD	2,500	11/17/2017	7	700	16,555	28,966	(12,411)
Put - Bank of America Corp.	Citibank NA (London)	USD	23	10/20/2017	165	16,500	578	3,781	(3,203)
Put - Broadcom Ltd.	Morgan Stanley & Co. International PLC	USD	233	10/6/2017	81	8,100	3,847	6,586	(2,739)
Put - S&P 500 Index	Citibank NA (London)	USD	2,460	11/17/2017	2	200	3,080	11,041	(7,961)
Put - Technology Select Sector SPDR	Deutsche Bank AG	USD	55	12/15/2017	174	17,400	8,439	41,155	(32,716)
Put - ESTX Bank	UBS AG (London)	EUR	125	12/15/2017	129	6,450	10,291	35,473	(25,182)
Put - Microsoft Corp.	Morgan Stanley & Co. International PLC	USD	55	1/19/2018	68	6,800	1,394	53,442	(52,048)
Put - VanEck Vectors Semiconductor	Bank of America Securities LLC	USD	68	1/19/2018	325	32,500	7,244	135,850	(128,606)
Put - Powershares QQQ Trust Series 1	Citibank NA (London)	USD	145	10/20/2017	115	11,500	16,445	24,615	(8,170)
Put - Powershares QQQ Trust Series 1	Citibank NA (London)	USD	146	10/20/2017	50	5,000	9,200	12,102	(2,902)

					1,503	$143,850	$215,012	$717,028	($502,016)

Total Purchased option contracts					3,100	$273,300	$790,191	$1,286,288	($496,097)

GOLDMAN SACHS LONG SHORT FUND

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS (continued)

Description	Counterparty	Exercise Price		Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
Call - Microsoft Corp.	Morgan Stanley & Co. International PLC	USD	80	01/19/18	(238)	$(23,800)	$(20,655)	$(20,230)	$(425)
Call - Broadcom Ltd.	Bank of America Securities LLC	USD	290	01/19/18	(104)	(10,400)	(26,525)	(67,288)	40,763
Call - Microsoft Corp.	Morgan Stanley & Co. International PLC	USD	80	01/19/18	(95)	(9,500)	(8,244)	(8,075)	(169)
Call - Microsoft Corp.	Morgan Stanley & Co. International PLC	USD	80	01/19/18	(238)	(23,800)	(20,655)	(18,802)	(1,853)
Call - Microsoft Corp.	Morgan Stanley & Co. International PLC	USD	80	01/19/18	(62)	(6,200)	(5,735)	(5,219)	(516)

					(737)	$(73,700)	$(81,814)	$(119,614)	$37,800

Puts
Put - ESTX Bank	UBS AG (London)	EUR	115	12/15/17	(129)	(6,450)	(3,430)	(14,962)	11,531
Put - Powershares QQQ Trust Series 1	Citibank NA (London)	USD	137	10/20/17	(115)	(11,500)	(2,358)	(6,895)	4,538
Put - S+P 500	Morgan Stanley & Co. International PLC	USD	2425	11/17/17	(7)	(700)	(7,770)	(15,659)	7,889

					(251)	$(18,650)	$(13,558)	$(37,516)	$23,958

Total Written option contracts					(988)	$(92,350)	$(95,372)	$(157,130)	$61,758

TOTAL					2,112	$180,950	$694,819	$1,129,158	$(434,339)

GOLDMAN SACHS LONG SHORT FUND

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

Investments and Fair Value Measurements —U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSIS’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSIS day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSIS regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSIS to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share of the Institutional Share class on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Fund invests in Underlying Funds that fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

GOLDMAN SACHS LONG SHORT FUND

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency contract is a forward contract in which the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received, if any, is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments.

iii. Options — When the Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by the Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which the Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between the Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, the Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

GOLDMAN SACHS LONG SHORT FUND

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

A total return swap is an agreement that gives the Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, the Fund may also be required to pay the dollar value of that decline to the counterparty.

Securities Sold Short — Securities sold short are those securities which the Fund has sold but which it does not own. When the Fund sells a security it does not own, it must borrow the security that was sold and it generally delivers the proceeds from the short sale to the broker through which it made the short sale. In addition, cash and certain investments in securities may be used to collateralize the securities sold short. Each day the securities sold short transaction is open, the liability to replace the borrowed security is marked to market and an unrealized gain or loss is recorded. While the transaction remains open, the Fund may also incur expenses for any dividends or interest which will be paid to the lender of the securities as well as a fee to borrow the delivered security. During the term of the short sale, the value of the securities pledged as collateral on short sales is required to exceed the value of the securities sold short. The market value of securities pledged as collateral is included in the Schedule of Investments.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSIS believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSIS, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of September 30, 2017:

LONG SHORT

Investment Type	Level 1	Level 2	Level 3
Assets(a)
Common Stock and/or Other Equity Investments
Asia	$327,285	$—	$—
Europe	—	832,640	—
North America	21,763,753	—	—
Investment Company	11,771,309	—	—
Total	$33,862,347	$832,640	$—
Liabilities(a)
Common Stocks Sold Short
Europe	$—	$(845,091)	$—
North America	(3,115,694)	—	—
Exchange Traded Funds Sold Short	(7,521,514)	—	—
Total	$(10,637,208)	$(845,091)	$—

Derivative Type
Assets
Forward Foreign Currency Exchange Contracts(b)	$—	$132,586	$—
Total Return Swap Contracts(b)	—	68,355	—
Options Purchased and written	477,673	312,518	—
Total	$477,673	$513,459	$—
Liabilities
Forward Foreign Currency Exchange Contracts(b)	$—	$(105,487)	$—
Futures Contracts(b)	(31,063)	—	—
Total Return Swap Contracts(b)	—	(381)	—
Options Purchased and written	(19,293)	(76,079)	—
Total	$(50,356)	$(181,947)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principle exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS LONG SHORT FUND

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedule of Investments.

The Fund’s risks include, but are not limited to, the following:

Derivatives Risk —The Fund’s use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of exchange controls, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If the Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

GOLDMAN SACHS LONG SHORT FUND

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Geographic Risk — If the Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), the Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Leverage Risk — Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowing and the use of derivatives may result in leverage and may make a Fund more volatile. When a Fund uses leverage, the sum of that Fund’s investment exposure may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. A Fund will identify liquid assets on its books or otherwise cover transactions that may give rise to such risk, to the extent required by applicable law. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. The use of leverage by a Fund can substantially increase the adverse impact to which the Fund’s investment portfolio may be subject.

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Sector Risk — To the extent the Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Fund may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

GOLDMAN SACHS LONG SHORT FUND

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Short Position Risk — The Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that the Fund may purchase for investment. Taking short positions involves leverage of the Fund’s assets and presents various risks, including counterparty risk. If the value of the underlying instrument or market in which the Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited. To the extent that the Fund uses the proceeds it receives from a short position to take additional long positions, the risks associated with the short position, including leverage risks, may be heightened, because doing so increases the exposure of the Fund to the markets and therefore could magnify changes to the Fund’s NAV.

GOLDMAN SACHS GLOBAL REAL ESTATE SECURITIES FUND

Schedule of Investments

September 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 97.8%
Australia – 5.1%
1,495,290	GPT Group (The) (REIT) (Diversified)	$ 5,826,676
1,863,367	Mirvac Group (REIT) (Diversified)	3,351,987
930,568	Propertylink Group (REIT) (Industrial)	679,084
1,718,569	Scentre Group (REIT) (Retail)	5,305,090
1,163,169	Shopping Centres Australasia Property Group (REIT) (Retail)	2,091,622

		17,254,459

Canada – 2.9%
57,735	Allied Properties REIT (REIT) (Office)	1,843,448
68,217	Canadian REIT (REIT) (Diversified)	2,522,020
230,521	Chartwell Retirement Residences (Health Care)	2,752,765
131,559	RioCan REIT (REIT) (Retail)	2,523,107

		9,641,340

France – 3.9%
53,721	Fonciere Des Regions (REIT) (Diversified)	5,581,349
195,235	Klepierre SA (REIT) (Retail)	7,668,155

		13,249,504

Germany – 3.4%
266,497	Vonovia SE (Residential)	11,349,510

Hong Kong – 7.9%
687,000	CK Asset Holdings Ltd. (Diversified)	5,711,259
908,800	Hongkong Land Holdings Ltd. (Diversified)	6,553,048
48,252	I-CABLE Communications Ltd. (Other)*	1,586
541,500	Link REIT (REIT) (Retail)	4,403,463
497,000	Sun Hung Kai Properties Ltd. (Diversified)	8,096,254
216,000	Wharf Holdings Ltd. (The) (Diversified)	1,932,374

		26,697,984

Ireland – 1.4%
2,725,295	Green REIT plc (REIT) (Office)	4,854,087

Japan – 9.6%
1,252	Daiwa House REIT Investment Corp. (REIT) (Diversified)	2,996,694
1,390	Kenedix Retail REIT Corp. (REIT) (Retail)	2,890,380
352,600	Mitsui Fudosan Co. Ltd. (Diversified)	7,645,433
242	Nippon Building Fund, Inc. (REIT) (Office)	1,206,505
3,510	Nomura Real Estate Master Fund, Inc. (REIT) (Diversified)	4,563,546
4,732	Orix JREIT, Inc. (REIT) (Diversified)	6,796,150
210,000	Sumitomo Realty & Development Co. Ltd. (Diversified)	6,353,613

		32,452,321

Shares	Description	Value
Common Stocks – (continued)
Norway – 0.9%
216,702	Entra ASA (Office)(a)	$ 2,965,725

Singapore – 2.7%
1,434,400	Ascendas REIT (REIT) (Industrial)	2,819,076
504,400	City Developments Ltd. (Diversified)	4,226,694
1,763,200	Mapletree Commercial Trust (REIT) (Retail)	1,975,793

		9,021,563

Spain – 1.8%
445,772	Merlin Properties Socimi SA (REIT) (Diversified)	6,179,950

Sweden – 1.3%
278,505	Castellum AB (Diversified)	4,373,414

Switzerland – 0.7%
26,931	PSP Swiss Property AG (Registered) (Office)	2,481,983

United Kingdom – 4.1%
269,936	Big Yellow Group plc (REIT) (Self Storage)	2,738,177
506,799	Hammerson plc (REIT) (Retail)	3,649,124
1,797,060	Tritax Big Box REIT plc (REIT) (Industrial)	3,429,078
451,531	UNITE Group plc (The) (REIT) (Residential)	4,159,729

		13,976,108

United States – 52.1%
180,462	Acadia Realty Trust (REIT) (Retail)	5,164,822
49,513	Alexandria Real Estate Equities, Inc. (REIT) (Office)	5,890,562
59,179	AvalonBay Communities, Inc. (REIT) (Residential)	10,558,717
82,808	Boston Properties, Inc. (REIT) (Office)	10,175,447
362,300	Brixmor Property Group, Inc. (REIT) (Retail)	6,811,240
176,019	Chesapeake Lodging Trust (REIT) (Hotel)	4,747,232
256,084	Columbia Property Trust, Inc. (REIT) (Office)	5,574,949
125,680	CyrusOne, Inc. (REIT) (Technology)	7,406,322
953,726	DDR Corp. (REIT) (Retail)	8,736,130
35,346	EastGroup Properties, Inc. (REIT) (Industrial)	3,114,690
162,554	Equity Residential (REIT) (Residential)	10,717,185
51,245	Federal Realty Investment Trust (REIT) (Retail)	6,365,141
211,226	HCP, Inc. (REIT) (Health Care)	5,878,420
206,284	Hudson Pacific Properties, Inc. (REIT) (Office)	6,916,703
62,908	Life Storage, Inc. (REIT) (Self Storage)	5,146,504
91,425	Mid-America Apartment Communities, Inc. (REIT) (Residential)	9,771,504

GOLDMAN SACHS GLOBAL REAL ESTATE SECURITIES FUND

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
83,973	Pebblebrook Hotel Trust (REIT) (Hotel)	$ 3,034,784
146,946	Prologis, Inc. (REIT) (Industrial)	9,325,193
16,576	Public Storage (REIT) (Self Storage)	3,547,098
259,413	RLJ Lodging Trust (REIT) (Hotel)	5,707,086
123,524	Simon Property Group, Inc. (REIT) (Retail)	19,888,599
114,362	Ventas, Inc. (REIT) (Health Care)	7,448,397
133,553	Vornado Realty Trust (REIT) (Office)	10,267,555
58,706	Welltower, Inc. (REIT) (Health Care)	4,125,858

		176,320,138

TOTAL COMMON STOCKS (Cost $325,558,638)		$330,818,086

Shares	Distribution Rate	Value
Investment Company(b) – 0.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
917	0.927%	$ 917
(Cost $917)

TOTAL INVESTMENTS – 97.8% (Cost $325,559,555)		$330,819,003

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.2%		7,410,121

NET ASSETS – 100.0%		$338,229,124

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $2,965,725, which represents approximately 0.9% of net assets as of September 30, 2017 and are unaudited.

(b)	Represents an affiliated issuer.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND

Schedule of Investments

September 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 98.0%
Australia – 11.5%
1,273,679	GPT Group (The) (REIT) (Diversified)	$ 4,963,127
1,921,738	Mirvac Group (REIT) (Diversified)	3,456,990
471,978	Propertylink Group (REIT) (Industrial)	344,427
1,419,015	Scentre Group (REIT) (Retail)	4,380,390
1,501,840	Shopping Centres Australasia Property Group (REIT) (Retail)	2,700,624

		15,845,558

Canada – 5.7%
53,926	Allied Properties REIT (REIT) (Office)	1,721,829
57,573	Canadian REIT (REIT) (Diversified)	2,128,505
149,096	Chartwell Retirement Residences (Health Care)	1,780,429
113,532	RioCan REIT (REIT) (Retail)	2,177,376

		7,808,139

France – 11.2%
34,448	Fonciere Des Regions (REIT) (Diversified)	3,578,978
135,153	Klepierre SA (REIT) (Retail)	5,308,342
26,975	Unibail-Rodamco SE (REIT) (Retail)	6,564,170

		15,451,490

Germany – 6.7%
217,654	Vonovia SE (Residential)	9,269,396

Hong Kong – 18.5%
828,500	CK Asset Holdings Ltd. (Diversified)	6,887,596
663,600	Hongkong Land Holdings Ltd. (Diversified)	4,784,994
66,555	I-CABLE Communications Ltd. (Other)*	2,187
412,000	Link REIT (REIT) (Retail)	3,350,373
513,475	Sun Hung Kai Properties Ltd. (Diversified)	8,364,635
237,000	Wharf Holdings Ltd. (The) (Diversified)	2,120,244

		25,510,029

Ireland – 1.7%
1,288,131	Green REIT plc (REIT) (Office)	2,294,320

Japan – 21.7%
815	Daiwa House REIT Investment Corp. (REIT) (Diversified)	1,950,723
897	Kenedix Retail REIT Corp. (REIT) (Retail)	1,865,231
142,900	Mitsubishi Estate Co. Ltd. (Diversified)	2,483,515
315,000	Mitsui Fudosan Co. Ltd. (Diversified)	6,830,152
824	Nippon Building Fund, Inc. (REIT) (Office)	4,108,100
3,165	Nomura Real Estate Master Fund, Inc. (REIT) (Diversified)	4,114,992
2,538	Orix JREIT, Inc. (REIT) (Diversified)	3,645,103
165,000	Sumitomo Realty & Development Co. Ltd. (Diversified)	4,992,125

		29,989,941

Shares	Description	Value
Common Stocks – (continued)
Norway – 1.0%
101,888	Entra ASA (Office)(a)	$ 1,394,412

Singapore – 4.9%
986,800	Ascendas REIT (REIT) (Industrial)	1,939,392
330,800	City Developments Ltd. (Diversified)	2,771,988
1,883,400	Mapletree Commercial Trust (REIT) (Retail)	2,110,485

		6,821,865

Spain – 2.5%
252,587	Merlin Properties Socimi SA (REIT) (Diversified)	3,501,734

Sweden – 1.7%
148,423	Castellum AB (Diversified)	2,330,713

Switzerland – 1.6%
24,390	PSP Swiss Property AG (Registered) (Office)	2,247,802

United Kingdom – 9.3%
209,561	Big Yellow Group plc (REIT) (Self Storage)	2,125,745
220,217	British Land Co. plc (The) (REIT) (Diversified)	1,777,965
43,229	Derwent London plc (REIT) (Office)	1,619,203
404,593	Hammerson plc (REIT) (Retail)	2,913,206
1,031,470	Tritax Big Box REIT plc (REIT) (Industrial)	1,968,210
268,330	UNITE Group plc (The) (REIT) (Residential)	2,471,990

		12,876,319

TOTAL COMMON STOCKS (Cost $136,327,707)		$135,341,718

Shares	Distribution Rate	Value
Investment Company(b) – 0.2%
Goldman Sachs Financial Square Government Fund — Institutional Shares
245,167	0.927%	$ 245,167
(Cost $245,167)

TOTAL INVESTMENTS – 98.2% (Cost $136,572,874)		$135,586,885

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.8%		2,457,388

NET ASSETS – 100.0%		$138,044,273

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $1,394,412, which represents approximately 1.0% of net assets as of September 30, 2017 and are unaudited.

(b)	Represents an affiliated issuer.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Schedule of Investments

September 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 99.1%
Health Care – 10.4%
368,306	HCP, Inc. (REIT)	$ 10,249,956
180,269	Ventas, Inc. (REIT)	11,740,920
138,696	Welltower, Inc. (REIT)	9,747,555

		31,738,431

Hotel – 7.5%
374,926	Chesapeake Lodging Trust (REIT)	10,111,754
92,727	La Quinta Holdings, Inc.*	1,622,723
147,665	Pebblebrook Hotel Trust (REIT)	5,336,613
268,996	RLJ Lodging Trust (REIT)	5,917,912

		22,989,002

Industrial – 7.9%
57,771	EastGroup Properties, Inc. (REIT)	5,090,780
299,378	Prologis, Inc. (REIT)	18,998,528

		24,089,308

Office – 19.1%
81,035	Alexandria Real Estate Equities, Inc. (REIT)	9,640,734
132,982	Boston Properties, Inc. (REIT)	16,340,828
354,283	Columbia Property Trust, Inc. (REIT)	7,712,741
321,926	Hudson Pacific Properties, Inc. (REIT)	10,794,179
182,167	Vornado Realty Trust (REIT)	14,004,999

		58,493,481

Residential – 18.2%
107,307	AvalonBay Communities, Inc. (REIT)	19,145,715
288,460	Equity Residential (REIT)	19,018,168
165,158	Mid-America Apartment Communities, Inc. (REIT)	17,652,087

		55,815,970

Retail – 21.5%
163,830	Acadia Realty Trust (REIT)	4,688,814
521,434	Brixmor Property Group, Inc. (REIT)	9,802,959
1,107,236	DDR Corp. (REIT)	10,142,282
83,709	Federal Realty Investment Trust (REIT)	10,397,495
190,396	Simon Property Group, Inc. (REIT)	30,655,660

		65,687,210

Shares	Description	Value
Common Stocks – (continued)
Self Storage – 5.9%
79,875	Life Storage, Inc. (REIT)	$ 6,534,574
53,374	Public Storage (REIT)	11,421,502

		17,956,076

Technology – 8.6%
109,275	CyrusOne, Inc. (REIT)	6,439,576
44,530	Equinix, Inc. (REIT)	19,873,739

		26,313,315

TOTAL COMMON STOCKS (Cost $221,035,874)		$303,082,793

Shares	Distribution Rate	Value
Investment Company(a) – 0.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
2,238	0.927%	$ 2,238
(Cost $2,238)

TOTAL INVESTMENTS – 99.1% (Cost $221,038,112)		$303,085,031

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%		2,617,057

NET ASSETS – 100.0%		$305,702,088

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — Accounting principles generally accepted in the United States of America (“GAAP”) defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”)’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the net asset value (“NAV”) of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of September 30, 2017:

GLOBAL REAL ESTATE SECURITIES

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$—	$68,171,868	$—
Australia and Oceania	—	17,254,459	—
Europe	—	59,430,281	—
North America	185,961,478	—	—
Investment Company	917	—	—
Total	$185,962,395	$144,856,608	$—

INTERNATIONAL REAL ESTATE SECURITIES

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$—	$62,321,835	$—
Australia and Oceania	—	15,845,558	—
Europe	—	49,366,186	—
North America	7,808,139	—	—
Investment Company	245,167	—	—
Total	$8,053,306	$127,533,579	$—

REAL ESTATE SECURITIES

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
North America	$303,082,793	$—	$—
Investment Company	2,238	—	—
Total	$303,085,031	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in the table. The Funds utilize fair value model prices provided by an independent fair value service for certain international equity securities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Industry Concentration Risk — Concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject a Fund to a greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if its investments were diversified across different industries.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — The Funds are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments

September 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 13.2%
Automobiles & Components – 0.2%
45,500	General Motors Co.	$ 1,837,290
4,530	Lear Corp.	784,052

		2,621,342

Banks – 0.8%
17,900	Bank of the Ozarks, Inc.	860,095
30,200	BankUnited, Inc.	1,074,214
33,200	CIT Group, Inc.	1,628,460
38,600	Citizens Financial Group, Inc.	1,461,782
22,700	Comerica, Inc.	1,731,102
56,400	FNB Corp.	791,292
52,700	KeyCorp	991,814
7,000	Signature Bank*	896,280
19,536	SunTrust Banks, Inc.	1,167,667
12,630	Wells Fargo & Co.	696,544
23,000	Zions Bancorporation	1,085,140

		12,384,390

Capital Goods – 0.6%
3,889	3M Co.	816,301
2,800	Boeing Co. (The)	711,788
23,800	BWX Technologies, Inc.	1,333,276
26,900	General Electric Co.	650,442
4,600	Honeywell International, Inc.	652,004
70,100	Quanta Services, Inc.*	2,619,637
8,600	Spirit AeroSystems Holdings, Inc. Class A	668,392
12,400	United Rentals, Inc.*	1,720,376
4,800	Watsco, Inc.	773,136

		9,945,352

Consumer Durables & Apparel – 0.4%
14,400	Carter’s, Inc.	1,422,000
26,900	Coach, Inc.	1,083,532
18,400	Newell Brands, Inc.	785,128
71,200	Skechers U.S.A., Inc. Class A*	1,786,408
4,285	Whirlpool Corp.	790,325

		5,867,393

Consumer Services – 0.4%
35,300	Extended Stay America, Inc.	706,000
37,800	International Game Technology plc	927,990
62,300	MGM Resorts International	2,030,357
19,400	Service Corp. International	669,300
19,500	ServiceMaster Global Holdings, Inc.*	911,235
25,495	Starbucks Corp.	1,369,337

		6,614,219

Diversified Financials – 0.6%
55,789	Ally Financial, Inc.	1,353,441
17,800	Bank of New York Mellon Corp. (The)	943,756
16,639	Berkshire Hathaway, Inc. Class B*	3,050,262
8,400	Capital One Financial Corp.	711,144
5,400	Credit Acceptance Corp.*(a)	1,512,918
31,972	Interactive Brokers Group, Inc. Class A	1,440,019

		9,011,540

Shares	Description	Value
Common Stocks – (continued)
Energy – 0.8%
18,400	Apache Corp.	$ 842,720
19,600	Devon Energy Corp.	719,516
9,239	Diamondback Energy, Inc.*	905,052
54,600	Gulfport Energy Corp.*	782,964
35,900	Kinder Morgan, Inc.	688,562
66,400	Marathon Oil Corp.	900,384
67,500	Parsley Energy, Inc. Class A*	1,777,950
14,200	Phillips 66	1,300,862
47,300	RSP Permian, Inc.*	1,636,107
23,700	Targa Resources Corp.	1,121,010
300,500	Whiting Petroleum Corp.*	1,640,730

		12,315,857

Food & Staples Retailing – 0.1%
31,000	US Foods Holding Corp.*	827,700

Food, Beverage & Tobacco – 0.0%
15,300	Mondelez International, Inc. Class A	622,098

Health Care Equipment & Services – 0.4%
17,000	Abbott Laboratories	907,120
14,900	Acadia Healthcare Co., Inc.*(a)	711,624
11,700	DENTSPLY SIRONA, Inc.	699,777
5,800	Laboratory Corp. of America Holdings*	875,626
6,100	McKesson Corp.	937,021
3,300	UnitedHealth Group, Inc.	646,305
7,400	Zimmer Biomet Holdings, Inc.	866,466

		5,643,939

Household & Personal Products – 0.1%
14,300	Herbalife Ltd.*(a)	969,969
8,000	Procter & Gamble Co. (The)	727,840

		1,697,809

Insurance – 0.1%
14,991	American International Group, Inc.	920,298
958	Brighthouse Financial, Inc.*	58,246

		978,544

Materials – 0.4%
26,400	Alcoa Corp.*	1,230,768
8,300	Celanese Corp. Series A	865,441
11,500	DowDuPont, Inc.	796,145
12,000	Eastman Chemical Co.	1,085,880
42,046	Owens-Illinois, Inc.*	1,057,877
16,109	Royal Gold, Inc.	1,386,019

		6,422,130

Media – 0.3%
24,622	Comcast Corp. Class A	947,454
19,266	Liberty Broadband Corp. Class C*	1,836,050
37,400	Live Nation Entertainment, Inc.*	1,628,770

		4,412,274

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Pharmaceuticals, Biotechnology & Life Sciences – 1.3%
7,900	Alexion Pharmaceuticals, Inc.*	$ 1,108,291
24,100	Alnylam Pharmaceuticals, Inc.*	2,831,509
3,753	Amgen, Inc.	699,747
6,100	Bio-Techne Corp.	737,429
23,132	Celgene Corp.*	3,373,108
31,432	Gilead Sciences, Inc.	2,546,621
5,200	Incyte Corp.*	607,048
12,949	Johnson & Johnson	1,683,499
15,391	Merck & Co., Inc.	985,486
95,959	Pfizer, Inc.	3,425,736
6,900	TESARO, Inc.*	890,790
3,749	Thermo Fisher Scientific, Inc.	709,311
4,900	Vertex Pharmaceuticals, Inc.*	744,996

		20,343,571

Real Estate – 0.3%
10,071	American Tower Corp. (REIT)	1,376,504
37,800	Forest City Realty Trust, Inc. Class A (REIT)	964,278
6,200	Howard Hughes Corp. (The)*	731,166
27,700	Realogy Holdings Corp.	912,715
20,500	Weyerhaeuser Co. (REIT)	697,615

		4,682,278

Retailing – 1.1%
5,884	Amazon.com, Inc.*	5,656,584
18,200	CarMax, Inc.*	1,379,742
10,174	Dollar General Corp.	824,603
12,515	Dollar Tree, Inc.*	1,086,552
4,000	Home Depot, Inc. (The)	654,240
15,593	Liberty Ventures Series A*	897,377
7,300	Netflix, Inc.*	1,323,855
400	Priceline Group, Inc. (The)*	732,328
19,100	TripAdvisor, Inc.*	774,123
153,400	Urban Outfitters, Inc.*	3,666,260

		16,995,664

Semiconductors & Semiconductor Equipment – 1.0%
73,000	Advanced Micro Devices, Inc.*	930,750
21,700	Applied Materials, Inc.	1,130,353
8,127	Broadcom Ltd.	1,971,123
12,300	Cavium, Inc.*	811,062
26,800	Lam Research Corp.	4,959,072
62,700	Marvell Technology Group Ltd.	1,122,330
78,318	Micron Technology, Inc.*	3,080,247
15,100	Microsemi Corp.*	777,348
4,800	NVIDIA Corp.	858,096

		15,640,381

Software & Services – 2.7%
10,500	Activision Blizzard, Inc.	677,355
29,900	Akamai Technologies, Inc.*	1,456,728
4,894	Alphabet, Inc. Class A*	4,765,386
2,835	Alphabet, Inc. Class C*	2,719,077
33,300	Cognizant Technology Solutions Corp. Class A	2,415,582
35,100	Conduent, Inc.*	550,017
44,000	eBay, Inc.*	1,692,240
29,081	Facebook, Inc. Class A*	4,969,070
67,652	FireEye, Inc.*(a)	1,134,524
23,300	Genpact Ltd.	669,875

Shares	Description	Value
Common Stocks – (continued)
Software & Services – (continued)
5,800	LogMeIn, Inc.	$ 638,290
16,700	Manhattan Associates, Inc.*	694,219
11,902	Mastercard, Inc. Class A	1,680,562
53,457	Microsoft Corp.	3,982,012
121,800	Nuance Communications, Inc.*	1,914,696
43,051	PayPal Holdings, Inc.*	2,756,556
7,800	salesforce.com, Inc.*	728,676
16,700	Tableau Software, Inc. Class A*	1,250,663
9,200	Take-Two Interactive Software, Inc.*	940,516
5,600	Tyler Technologies, Inc.*	976,192
15,000	Vantiv, Inc. Class A*	1,057,050
8,400	VeriSign, Inc.*	893,676
23,594	Visa, Inc. Class A	2,483,033

		41,045,995

Technology Hardware & Equipment – 0.9%
24,319	Apple, Inc.	3,748,044
36,900	ARRIS International plc*	1,051,281
5,500	Coherent, Inc.*	1,293,435
47,300	CommScope Holding Co., Inc.*	1,570,833
82	EchoStar Corp. Class A*	4,693
4,900	IPG Photonics Corp.*	906,794
7,400	Motorola Solutions, Inc.	628,038
14,309	Palo Alto Networks, Inc.*	2,061,927
23,000	Western Digital Corp.	1,987,200
9,000	Zebra Technologies Corp. Class A*	977,220

		14,229,465

Transportation – 0.5%
2,300	AMERCO	862,270
23,639	Delta Air Lines, Inc.	1,139,872
8,900	Genesee & Wyoming, Inc. Class A*	658,689
11,027	Macquarie Infrastructure Corp.	795,929
8,600	Old Dominion Freight Line, Inc.	946,946
8,644	Union Pacific Corp.	1,002,445
5,400	United Parcel Service, Inc. Class B	648,486
25,200	XPO Logistics, Inc.*	1,708,056

		7,762,693

Utilities – 0.2%
10,752	American Water Works Co., Inc.	869,944
97,300	Vistra Energy Corp.	1,818,537

		2,688,481

TOTAL COMMON STOCKS (Cost $170,965,496)		$ 202,753,115

Exchange Traded Funds – 8.2%
80,356	Energy Select Sector SPDR Fund	$ 5,502,779
223,183	Health Care Select Sector SPDR Fund	18,240,746
153,786	PowerShares Emerging Markets Sovereign Debt Portfolio	4,578,209

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Shares	Description	Value
Exchange Traded Funds – (continued)
1,483,142	PowerShares Senior Loan Portfolio Fund	$ 34,349,569
303,804	SPDR Bloomberg Barclays Convertible Securities Fund	15,515,270
25,889	SPDR Dow Jones International Real Estate Fund	993,620
11,900	SPDR Dow Jones REIT Fund	1,100,869
1,077,321	Vanguard FTSE Emerging Markets Fund	46,938,876

TOTAL EXCHANGE TRADED FUNDS (Cost $112,043,589)		$ 127,219,938

Shares	Distribution Rate	Value
Investment Company(b) – 72.8%
Goldman Sachs Financial Square Government Fund — Institutional Shares
1,119,332,120	0.927%	$1,119,332,120
(Cost $1,119,332,120)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $1,402,341,205)		$1,449,305,173

Securities Lending Reinvestment Vehicle(b) – 0.3%
Goldman Sachs Financial Square Government Fund — Institutional Shares
4,028,650	0.927%	$ 4,028,650
(Cost $4,028,650)

TOTAL INVESTMENTS – 94.5% (Cost $1,406,369,855)		$1,453,333,823

OTHER ASSETS IN EXCESS OF LIABILITIES – 5.5%		84,727,128

NET ASSETS – 100.0%		$1,538,060,951

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
REIT	— Real Estate Investment Trust
SPDR	— Standard and Poor’s Depositary Receipts

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israel New Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PHP	— Philippines peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— United States Dollar
ZAR	— South African Rand

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2017, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Current Value	Unrealized Gain

UBS AG	CHF	2,400,000	USD	2,473,460	10/24/2017	$2,481,946	$8,486
	GBP	1,140,000	USD	1,527,980	10/24/2017	1,528,678	698
	RUB	237,780,000	USD	4,063,353	10/25/2017	4,104,789	41,436
	USD	1,908,884	AUD	2,430,000	10/24/2017	1,905,588	3,296
	USD	1,903,740	JPY	213,550,000	10/24/2017	1,899,800	3,940

TOTAL							$57,856

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Current Value	Unrealized Loss

UBS AG	AUD	12,570,000	USD	9,958,590	10/24/2017	$9,857,303	$(101,287)
	BRL	11,510,000	USD	3,660,825	10/25/2017	3,622,584	(38,241)
	CAD	14,040,000	USD	11,365,993	10/24/2017	11,253,974	(112,019)
	CLP	3,713,920,000	USD	5,951,478	10/25/2017	5,799,982	(151,496)
	EUR	10,360,000	USD	12,361,127	10/24/2017	12,258,573	(102,554)
	GBP	4,120,000	USD	5,577,668	10/24/2017	5,524,694	(52,974)
	HUF	796,920,000	USD	3,063,456	10/25/2017	3,024,559	(38,897)
	IDR	84,259,380,000	USD	6,307,497	10/25/2017	6,243,705	(63,792)
	ILS	20,860,000	USD	5,935,527	10/24/2017	5,905,593	(29,934)
	INR	430,580,000	USD	6,637,788	10/25/2017	6,568,696	(69,092)
	MXN	80,280,000	USD	4,478,923	10/24/2017	4,392,875	(86,048)
	NOK	33,160,000	USD	4,247,837	10/24/2017	4,165,474	(82,363)
	NZD	5,420,000	USD	3,963,635	10/25/2017	3,913,086	(50,549)
	PLN	13,290,000	USD	3,699,461	10/24/2017	3,641,959	(57,502)
	SEK	37,660,000	USD	4,723,501	10/24/2017	4,629,275	(94,226)
	TRY	21,180,000	USD	5,984,293	10/24/2017	5,906,259	(78,034)
	TWD	117,950,000	USD	3,908,541	10/25/2017	3,885,367	(23,174)
	USD	1,742,262	CHF	1,690,000	10/24/2017	1,747,704	(5,442)
	USD	2,064,797	EUR	1,750,000	10/24/2017	2,070,705	(5,908)
	USD	1,632,256	JPY	183,880,000	10/24/2017	1,635,848	(3,592)
	USD	4,993,348	PHP	255,220,000	10/25/2017	5,009,014	(15,666)
	USD	1,978,402	TWD	60,090,000	10/25/2017	1,979,413	(1,011)
	ZAR	23,940,000	USD	1,786,118	10/24/2017	1,762,066	(24,052)

TOTAL							$(1,287,853)

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At September 30, 2017, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
100 oz Gold	53	12/27/2017	$6,809,440	$(276,426)
Amsterdam Exchange Index	21	10/20/2017	2,665,161	52,535
Brent Crude Oil	28	10/31/2017	1,590,120	10,304
CAC 40 10 Euro Index	65	10/20/2017	4,092,004	69,548
Copper	63	12/27/2017	4,654,125	42,352
DAX Index	24	12/15/2017	9,075,574	146,830
EURO STOXX 50 Index	1,830	12/15/2017	77,344,481	1,507,641
Euro-Bobl	153	12/07/2017	23,721,371	(23,444)
Euro-BTP	29	12/07/2017	4,625,767	9,345
Euro-Bund	118	12/07/2017	22,455,131	(15,074)
Euro-OAT	41	12/07/2017	7,517,759	(8,896)
Euro-Schatz	154	12/07/2017	20,409,073	(2,972)
FTSE 100 Index	312	12/15/2017	30,643,173	(99,744)
FTSE/JSE Top 40 Index	73	12/21/2017	2,703,352	(19,178)
Hang Seng Index	24	10/30/2017	4,226,791	1,263
HSCEI	42	10/30/2017	2,931,871	(11,135)
Japan 10 Year Bond	4	12/13/2017	5,344,590	(8,911)
KOSPI 200 Index	52	12/14/2017	3,605,404	73,218
LME Aluminum Base Metal	56	10/16/2017	2,913,400	169,268
LME Aluminum Base Metal	81	11/13/2017	4,230,225	(8,307)
LME Lead Base Metal	36	10/16/2017	2,244,600	120,330
LME Lead Base Metal	29	11/13/2017	1,805,975	168,857
LME Nickel Base Metal	21	10/16/2017	1,314,243	(200,247)
LME Nickel Base Metal	28	11/13/2017	1,757,028	(187,575)
LME Zinc Base Metal	28	10/16/2017	2,229,675	230,234
LME Zinc Base Metal	35	11/13/2017	2,772,219	117,961
Long Gilt	9	12/27/2017	1,493,993	(38,192)
Low Sulphar Gasoil	40	11/10/2017	2,169,000	106,920
MSCI Taiwan Index	70	10/30/2017	2,692,900	(5,915)
NASDAQ 100 E-Mini Index	121	12/15/2017	14,477,650	(19,861)
NY Harbor ULSD	22	10/31/2017	1,672,440	54,271
OMXS30 Index	77	10/20/2017	1,547,346	50,907
RBOB Gasoline	23	10/31/2017	1,536,906	(9,047)
Russell 2000 E-Mini Index	219	12/15/2017	16,347,255	833,239
S&P 500 E-Mini Index	118	12/15/2017	14,844,990	123,496
S&P Midcap 400 E-Mini Index	31	12/15/2017	5,566,670	169,840
S&P/TSX 60 Index	11	12/14/2017	1,619,828	25,696
SET50 Index	524	12/28/2017	3,374,654	(8,678)
SGX NIFTY 50 Index	158	10/26/2017	3,097,748	(35,796)
TOPIX Index	128	12/07/2017	19,053,544	1,029,415
U.S. Treasury 10 Year Note	121	12/19/2017	15,162,812	(16,901)
U.S. Treasury 5 Year Note	66	12/29/2017	7,755,000	(4,957)
U.S. Treasury Long Bond	48	12/19/2017	7,335,000	(6,287)

Total				$4,105,927

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
3 Month Canadian Bank Acceptance	(40)	12/18/2017	$(7,883,791)	$35,889
3 Month Canadian Bank Acceptance	(50)	03/19/2018	(9,836,706)	53,283
3 Month Canadian Bank Acceptance	(57)	06/18/2018	(11,201,282)	30,871
3 Month Eurodollar	(64)	12/18/2017	(15,763,200)	(1,898)
3 Month Eurodollar	(113)	03/19/2018	(27,800,825)	(1,686)
3 Month Eurodollar	(104)	06/18/2018	(25,558,000)	3,172
3 Month Eurodollar	(84)	09/17/2018	(20,626,200)	4,856
3 Month Eurodollar	(65)	12/17/2018	(15,946,937)	4,512
3 Month Eurodollar	(46)	03/18/2019	(11,280,350)	3,006
3 Month Eurodollar	(32)	06/17/2019	(7,843,600)	2,002
3 Month Eurodollar	(14)	09/16/2019	(3,430,175)	918
3 Month Euroswiss	(12)	12/18/2017	(3,120,669)	1,058
3 Month Euroswiss	(12)	03/19/2018	(3,119,740)	115
3 Month Euroswiss	(12)	06/18/2018	(3,118,501)	(327)
3 Month Sterling	(16)	12/20/2017	(2,665,796)	(93)
3 Month Sterling	(55)	03/21/2018	(9,150,776)	231
3 Month Sterling	(73)	06/20/2018	(12,133,348)	689
3 Month Sterling	(71)	09/19/2018	(11,792,603)	1,592
3 Month Sterling	(74)	12/19/2018	(12,284,684)	662
3 Month Sterling	(72)	03/20/2019	(11,946,636)	870
3 Month Sterling	(76)	06/19/2019	(12,603,973)	397
3 Month Sterling	(64)	09/18/2019	(10,607,440)	650
ASX 90 Day Bank Accepted Bill	(17)	03/08/2018	(13,273,921)	(1,010)
ASX 90 Day Bank Accepted Bill	(23)	06/07/2018	(17,954,427)	(1,681)
Australia 10 Year Bond	(50)	12/15/2017	(4,982,582)	1,843
Canada 10 Year Bond	(73)	12/18/2017	(7,915,768)	12,343
Coffee ‘C’	(34)	12/18/2017	(1,632,637)	33,048
Corn	(84)	12/14/2017	(1,492,050)	19,694
LME Aluminum Base Metal	(56)	10/16/2017	(2,913,400)	5,468
LME Lead Base Metal	(36)	10/16/2017	(2,244,600)	(219,097)
LME Nickel Base Metal	(21)	10/16/2017	(1,314,243)	141,008
LME Zinc Base Metal	(28)	10/16/2017	(2,229,675)	(110,141)
Natural Gas	(49)	10/27/2017	(1,473,430)	(20,715)
Silver	(14)	12/27/2017	(1,167,320)	11,931
Soybean	(31)	11/14/2017	(1,500,788)	(46,594)
U.S. Treasury 2 Year Note	(61)	12/29/2017	(13,157,891)	(86)
Wheat	(70)	12/14/2017	(1,568,875)	(36,963)
WTI Crude Oil	(11)	10/20/2017	(568,370)	(39,740)

Total				$(109,923)

Total futures contracts				$3,996,004

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At September 30, 2017, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/ Index(a)	Financing Rate Received (Paid) by the Fund	Termination Date	Notional Amount	Credit Spread on September 30, 2017(b)	Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX North America High Yield Index	5.000%	12/20/2022	USD 61,850,000	3.253%	$4,922,573	$4,628,481	$294,092
CDX North America Investment Grade Index	1.000	12/20/2022	USD 12,750,000	0.557	281,327	258,209	23,118
iTraxx Europe Crossover Index	5.000	12/20/2022	EUR 45,150,000	2.528	6,334,178	6,321,467	12,711
iTraxx Europe Index	1.000	12/20/2022	EUR 10,350,000	0.566	277,311	278,753	(1,442)

						$11,486,910	$328,479

(a)	Payments received quarterly.
(b)	Credit spread on the referenced obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received (Paid) by the Fund	Counterparty	Termination Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)(a)

Alerian MLP Index Total Return(b)	(1.317)%	Deutsche Bank AG	10/27/2017	USD 14,754,130	$(580,037)	$(580,037)
Russell Top 200 Growth Index Total Return(c)	1.314		11/24/2017	USD 17,652,181	(608,657)	(608,657)
Russell Top 200 Value Index Total Return(b)	(1.314)		11/24/2017	USD 17,750,464	731,274	731,274
Bloomberg Roll Select Commodity Index Total Return(d)	0.000	JPMorgan Chase Bank NA	11/22/2017	USD 10,769,185	(50,341)	(50,341)

						$(507,761)

(a)	There are no upfront payments on the swap contracts listed above, therefore the unrealized gains (losses) on the swap contracts are equal to their value.
(b)	Payments made quarterly.
(c)	Payments received quarterly.
(d)	Payments made weekly.

WRITTEN OPTIONS CONTRACTS — At September 30, 2017, the Fund had the following written options:

Description	Counterparty	Exercise Price/ FX Rate	Expiration Date	Number of Contracts	Notional Amount	Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)

Written options contracts:
Puts
S&P 500 Index	Morgan Stanley Co., Inc.	2,225 USD	10/20/2017	USD 56	$(14,108,416)	$(3,080)	$(51,598)	$48,518
		2,250 USD	10/20/2017	USD 55	(13,856,480)	(3,575)	(58,439)	54,864
		2,275 USD	10/20/2017	USD 54	(13,604,544)	(4,320)	(65,757)	61,437
		2,300 USD	10/20/2017	USD 52	(13,100,672)	(4,680)	(74,516)	69,836
		2,325 USD	10/20/2017	USD 51	(12,848,736)	(5,865)	(84,958)	79,093
		2,350 USD	10/20/2017	USD 50	(12,596,800)	(6,750)	(99,134)	92,384
		2,375 USD	10/20/2017	USD 49	(12,344,864)	(8,134)	(114,828)	106,694
		2,400 USD	10/20/2017	USD 48	(12,092,928)	(10,080)	(132,200)	122,120
		2,425 USD	10/20/2017	USD 47	(11,840,992)	(13,160)	(155,127)	141,967
		2,450 USD	10/20/2017	USD 46	(11,589,056)	(18,860)	(183,360)	164,500
		2,475 USD	10/20/2017	USD 45	(11,337,120)	(27,000)	(217,839)	190,839
		2,175 USD	11/17/2017	USD 37	(9,321,632)	(6,845)	(55,097)	48,252
		2,200 USD	11/17/2017	USD 36	(9,069,696)	(7,560)	(61,740)	54,180
		2,225 USD	11/17/2017	USD 35	(8,817,760)	(8,540)	(67,684)	59,144
		2,250 USD	11/17/2017	USD 35	(8,817,760)	(10,325)	(76,035)	65,710
		2,275 USD	11/17/2017	USD 34	(8,565,824)	(11,730)	(86,991)	75,261
		2,300 USD	11/17/2017	USD 33	(8,313,888)	(13,200)	(95,821)	82,621
		2,325 USD	11/17/2017	USD 32	(8,061,952)	(15,360)	(106,341)	90,981
		2,350 USD	11/17/2017	USD 32	(8,061,952)	(18,560)	(120,307)	101,747
		2,375 USD	11/17/2017	USD 31	(7,810,016)	(22,258)	(137,423)	115,165
		2,400 USD	11/17/2017	USD 30	(7,558,080)	(25,950)	(151,173)	125,223
		2,425 USD	11/17/2017	USD 30	(7,558,080)	(32,340)	(173,073)	140,733
		2,250 USD	12/15/2017	USD 46	(9,825,504)	(32,200)	(52,607)	20,407
		2,275 USD	12/15/2017	USD 45	(11,337,120)	(36,000)	(59,359)	23,359
		2,300 USD	12/15/2017	USD 44	(11,085,184)	(39,600)	(66,369)	26,769
		2,325 USD	12/15/2017	USD 43	(10,833,248)	(46,655)	(74,187)	27,532
		2,350 USD	12/15/2017	USD 42	(10,581,312)	(53,130)	(83,604)	30,474
		2,375 USD	12/15/2017	USD 41	(10,329,376)	(61,090)	(94,545)	33,455
		2,400 USD	12/15/2017	USD 40	(10,077,440)	(72,000)	(106,556)	34,556
		2,425 USD	12/15/2017	USD 39	(9,573,568)	(81,900)	(120,639)	38,739
		2,450 USD	12/15/2017	USD 38	(9,573,568)	(96,900)	(138,396)	41,496
		2,475 USD	12/15/2017	USD 38	(10,077,440)	(114,760)	(161,228)	46,468
		2,500 USD	12/15/2017	USD 37	(9,321,632)	(134,680)	(188,890)	54,0

Total written options contracts				1,371		$(1,047,087)	$(3,515,821)	$2,468,734

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments

September 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Securities – 4.4%
FHLMC – 2.3%
$297	5.000%	01/01/18	$ 298
3,517	5.000	02/01/18	3,532
3,102	5.000	03/01/18	3,121
2,109	5.000	04/01/18	2,123
1,600	5.000	05/01/18	1,615
1,602	5.000	06/01/18	1,616
3,973	5.000	07/01/18	4,013
593	5.000	08/01/18	600
817	5.000	10/01/18	827
1,513	5.000	11/01/18	1,533
250	5.000	02/01/19	254
40,054	5.500	01/01/20	41,121
55,372	5.000	11/01/25	60,133
107,800	5.000	08/01/28	117,069
15,544	5.000	01/01/33	16,953
1,284	5.000	03/01/33	1,405
7,259	5.000	04/01/33	7,944
1,550	5.000	05/01/33	1,696
4,528	5.000	06/01/33	4,956
29,015	5.000	07/01/33	31,751
40,358	5.000	08/01/33	44,182
3,512	5.000	09/01/33	3,844
8,628	5.000	10/01/33	9,441
21,964	5.000	11/01/33	24,034
10,215	5.000	12/01/33	11,178
9,868	5.000	01/01/34	10,798
28,687	5.000	02/01/34	31,393
12,695	5.000	03/01/34	13,893
18,964	5.000	04/01/34	20,755
33,154	5.000	05/01/34	36,280
437,294	5.000	06/01/34	478,534
5,238	5.000	11/01/34	5,733
118,249	5.000	04/01/35	129,398
2,069,304	5.000	07/01/35	2,264,696
12,127	5.000	11/01/35	13,270
86,652	5.000	03/01/36	95,189
30,203	5.000	03/01/37	32,896
93,645	5.000	12/01/37	102,607
164,616	5.000	02/01/38	180,256
432,138	5.000	03/01/38	472,565
220,024	5.000	07/01/38	240,608
209,853	5.000	11/01/38	229,485
489,797	5.000	12/01/38	537,129
269,886	5.000	01/01/39	295,134
64,201	5.000	02/01/39	70,207
1,561,090	7.000	02/01/39	1,817,173
452,910	5.000	06/01/41	497,115

			7,970,353

FNMA – 2.1%
2,056	5.000	03/01/18	2,066
10,012	5.000	04/01/18	10,075
124	5.500	01/01/19	126
6,066	5.500	02/01/19	6,159
7,707	5.500	03/01/19	7,847
3,697	5.500	04/01/19	3,758
3,972	5.500	05/01/19	4,059
17,004	5.500	06/01/19	17,294
50,117	5.500	07/01/19	51,019
49,596	5.500	08/01/19	50,538
44,119	5.500	09/01/19	45,239
11,488	5.500	10/01/19	11,775
15,375	5.500	11/01/19	15,762

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Securities – (continued)
FNMA – (continued)
$23,459	5.500%	12/01/19	$ 24,065
1,965	5.500	01/01/20	2,024
691	5.500	06/01/20	705
272,629	5.500	07/01/20	279,903
6,651	6.000	03/01/34	7,448
24,793	6.000	08/01/34	28,136
117,844	6.000	08/01/35	134,392
113,977	6.000	09/01/35	130,226
27,131	6.000	10/01/35	30,985
202,364	6.000	11/01/35	231,109
675,245	6.000	03/01/36	768,396
5,815	6.000	06/01/36	6,613
1,198,243	6.000	09/01/36	1,346,324
224,432	6.000	12/01/36	254,761
19,157	6.000	02/01/37	21,813
2,234	6.000	04/01/37	2,525
5,757	6.000	05/01/37	6,533
101,482	6.000	06/01/37	115,237
93,312	6.000	07/01/37	105,961
346,889	6.000	08/01/37	393,300
77,838	6.000	09/01/37	88,372
19,271	6.000	10/01/37	21,880
100,281	5.000	11/01/37	110,403
70,826	6.000	11/01/37	80,599
2,747	6.000	12/01/37	3,141
350,075	6.000	01/01/38	397,186
60,645	6.000	03/01/38	68,991
13,074	6.000	04/01/38	14,861
25,398	6.000	05/01/38	28,864
1,823	6.000	09/01/38	2,081
93,785	6.000	10/01/38	106,975
4,205	6.000	12/01/38	4,777
3,330	6.000	01/01/39	3,781
903,850	7.000	03/01/39	1,047,328
12,357	4.000	08/01/39	13,096
28,363	4.500	02/01/40	30,443
4,028	6.000	04/01/40	4,574
175,158	6.000	06/01/40	198,895
386,524	6.000	05/01/41	438,311
277,881	5.000	07/01/41	304,866
170,457	4.500	08/01/41	184,200

			7,269,797

TOTAL MORTGAGE-BACKED SECURITIES (Cost $14,981,062)			$ 15,240,150

Collateralized Mortgage Obligations – 8.7%
Agency Multi-Family(a) – 6.5%
FHLMC Multifamily Structured Pass-Through Certificates REMIC Series K011, Class A2
$5,500,000	4.084%	11/25/20	$ 5,815,347
FHLMC Multifamily Structured Pass-Through Certificates REMIC Series K714, Class A2
16,400,000	3.034	10/25/20	16,830,447

			22,645,794

Regular Floater(a)(b) – 0.9%
FHLMC REMIC Series 3371, Class FA
239,663	1.834	09/15/37	241,962

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Collateralized Mortgage Obligations – (continued)
Regular Floater(a)(b) – (continued)
NCUA Guaranteed Notes Trust Series 2010-R1, Class 1A
$372,122	1.681%	10/07/20	$ 373,023
NCUA Guaranteed Notes Trust Series 2010-R2, Class 1A
461,466	1.601	11/06/17	461,466
NCUA Guaranteed Notes Trust Series 2011-R2, Class 1A
1,260,443	1.631	02/06/20	1,262,117
NCUA Guaranteed Notes Trust Series 2011-R3, Class 1A
733,313	1.636	03/11/20	734,316
NCUA Guaranteed Notes Trust Series 2011-R4, Class 1A
21,642	1.611	03/06/20	21,642

			3,094,526

Sequential Fixed Rate – 1.3%
FHLMC REMIC Series 2755, Class ZA(b)
546,757	5.000	02/15/34	599,151
FHLMC REMIC Series 4273, Class PD(b)
1,526,027	6.500	11/15/43	1,761,055
FNMA REMIC Series 2012-111, Class B
455,211	7.000	10/25/42	523,624
FNMA REMIC Series 2012-153, Class B
1,653,401	7.000	07/25/42	1,918,345

			4,802,175

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $30,788,299)			$ 30,542,495

Asset-Backed Securities(a)(b) – 0.1%
Home Equity – 0.1%
GMACM Home Equity Loan Trust Series 2007-HE3, Class 1A1
$27,769	6.999%	09/25/37	$ 28,133
GMACM Home Equity Loan Trust Series 2007-HE3, Class 2A1
84,536	6.823	09/25/37	87,105
NCUA Guaranteed Notes Trust Series 2010-A1, Class A
254,702	1.582	12/07/20	254,870

			370,108

TOTAL ASSET-BACKED SECURITIES (Cost $367,218)			$ 370,108

U.S. Treasury Obligations – 26.3%
U.S. Treasury Bonds
$1,100,000	2.750%	11/15/42	$ 1,086,404
2,000,000	3.625	02/15/44	2,299,340
7,700,000	3.000 (c)	11/15/44	7,937,237
5,170,000	3.000	05/15/45	5,325,358
2,220,000	3.000	11/15/45	2,285,268
1,350,000	2.875	11/15/46	1,354,995
U.S. Treasury Inflation Linked Notes (TIPS)
4,553,485	0.125	04/15/18	4,557,265

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligations – (continued)
U.S. Treasury Notes
$7,100,000	0.875%	05/31/18	$ 7,082,108
2,650,000	1.250	11/30/18	2,645,840
4,280,000	1.375	04/30/21	4,225,858
6,600,000	2.250	04/30/21	6,717,546
2,720,000	1.125	06/30/21	2,657,358
6,620,000	1.125	07/31/21	6,459,200
26,680,000	1.875	01/31/22	26,695,474
3,700,000	1.875	10/31/22	3,687,309
7,070,000	2.125	07/31/24	7,059,536

TOTAL U.S. TREASURY OBLIGATIONS (Cost $91,728,482)			$ 92,076,096

Shares	Distribution Rate		Value
Investment Company(d) – 50.8%
Goldman Sachs Financial Square Government Fund — Institutional Shares
177,684,814	0.927%		$177,684,814
(Cost $177,684,814)

TOTAL INVESTMENTS – 90.3% (Cost $315,549,875)			$315,913,663

OTHER ASSETS IN EXCESS OF LIABILITIES – 9.7%			34,120,316

NET ASSETS – 100.0%			$350,033,979

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate disclosed is that which is in effect on September 30, 2017.

(b)	Securities with “Call” features. Maturity dates disclosed are the final maturity dates.

(c)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(d)	Represents an affiliated issuer.

Investment Abbreviations:
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
LIBOR	— London Interbank Offered Rate
REMIC	— Real Estate Mortgage Investment Conduit
TIPS	— Treasury Inflation-Protected Securities

Investment Abbreviation:
USD	— United States Dollar

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments (continued)

September 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2017, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Treasury 10 Year Note	128	12/19/2017	$16,040,000	$(188,055)

Total				$(188,055)

Short position contracts:
3 Month Eurodollar	(76)	12/18/2017	(18,718,800)	15,025
3 Month Eurodollar	(49)	12/17/2018	(12,021,537)	(8,099)
U.S. Treasury 2 Year Note	(115)	12/29/2017	(24,805,859)	70,008
U.S. Treasury 5 Year Note	(735)	12/29/2017	(86,362,500)	564,616
U.S. Treasury Long Bond	(5)	12/19/2017	(764,063)	9,987
U.S. Treasury Ultra Bond	(159)	12/19/2017	(26,254,875)	451,269

Total				$1,102,806

Total futures contracts				$914,751

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments (continued)

September 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At September 30, 2017, the fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by the Fund	Termination Date	Notional Amount(a)		Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

2.143%(b)	3 Month LIBOR	07/03/2023	USD	1,710,000	$(74)	$(1,169)	$1,095
3 Month LIBOR	2.065%	08/06/2023	USD	5,430,000	(23,311)	2,203	(25,514)
3 Month LIBOR(c)	2.378	07/03/2028	USD	5,020,000	(621)	81	(702)
2.346(b)	3 Month LIBOR	08/06/2028	USD	3,060,000	11,800	(3,414)	15,214
2.560(b)	3 Month LIBOR	07/03/2048	USD	2,100,000	3,150	76	3,074

					$(9,056)	$(2,223)	$(6,833)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2017.
(b)	Payments made semi-annually.
(c)	Payments made quarterly.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Referenced Obligation/Index(a)	Financing Rate Received (Paid) by the Fund	Counterparty	Termination Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)(b)

Macquarie Commodity Product 261E Index	0.000%	Macquarie Bank Ltd.	08/15/2018	USD 117,547,643	$(112,970)	$(112,970)
BAML Commodity Excess Return Strategy Index	0.000	Merrill Lynch International	11/22/2017	USD 121,541,125	(815,339)	(815,339)
S&P GSCI Energy 1 Month Forward Index	0.000	Societe Generale SA	12/15/2017	USD 74,955,991	2,417,539	2,417,539
S&P GSCI Energy 1 Month Forward Index	0.000	UBS AG	02/23/2018	USD 35,143,244	1,063,940	1,063,940

						$2,553,170

(a)	Payments received monthly.
(b)	There are no upfront payments on the swap contracts listed above; therefore the unrealized gains (losses) on the swap contracts are equal to their value.

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments (continued)

September 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED OPTION CONTRACTS — At September 30, 2017, the Fund had the following purchased option contracts:

Description	Counterparty	Exercise Price/ FX Rate	Expiration Date	Number of Contracts	Notional Amount	Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts:
Puts
Mid-Curve 1-Year Eurodollar	Goldman Sachs & Co. LLC	98.00 USD	06/15/2018	USD 40	$10,000,000	$15,500	$11,090	$4,410

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments

September 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligation(a) – 0.6%
U.S. Treasury Inflation Linked Notes (TIPS)
$1,021,704	0.375%	07/15/27	$ 1,012,274
(Cost $1,020,142)

Shares	Distribution Rate		Value
Investment Company(b) – 88.8%
Goldman Sachs Financial Square Government Fund — Institutional Shares
139,570,358	0.927%		$139,570,358
(Cost $139,570,358)

TOTAL INVESTMENTS – 89.4% (Cost $140,590,500)			$140,582,632

OTHER ASSETS IN EXCESS OF LIABILITIES – 10.6%			16,628,738

NET ASSETS –100.0%			$157,211,370

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
LIBOR	— London Interbank Offered Rate
TIPS	— Treasury Inflation-Protected Securities

Currency Abbreviations:
CHF	— Swiss Franc
DKK	— Denmark krone
EUR	— Euro Dollar
JPY	— Japanese Yen
NOK	— Norwegian Krone
SEK	— Swedish Krona
USD	— United States Dollar

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

September 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2017, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Current Value	Unrealized Gain

Morgan Stanley Co., Inc.	CHF	560,000	USD	578,547	12/20/2017	$581,459	$2,912
	USD	1,416,049	CHF	1,340,000	12/20/2017	1,391,348	24,701
	USD	2,018,715	DKK	12,451,093	12/20/2017	1,987,027	31,688
	USD	17,028,101	EUR	14,120,000	12/20/2017	16,763,263	264,838
	USD	19,687,429	JPY	2,126,000,000	12/20/2017	18,968,756	718,673
	USD	814,079	NOK	6,300,000	12/20/2017	792,460	21,619
	USD	816,139	SEK	6,450,000	12/20/2017	795,666	20,473

TOTAL							$1,084,904

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Current Value	Unrealized Loss

Morgan Stanley Co., Inc.	DKK	7,420,000	USD	1,192,174	12/20/2017	$1,184,132	$(8,042)
	EUR	13,440,000	USD	16,037,656	12/20/2017	15,955,968	(81,688)
	JPY	1,946,000,000	USD	17,374,752	12/20/2017	17,362,747	(12,005)

TOTAL							$(101,735)

FUTURES CONTRACTS — At September 30, 2017, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Amsterdam Exchange Index	29	10/20/2017	$3,680,460	$47,819
Australia 10 Year Bond	4	12/15/2017	398,606	(7,495)
CAC 40 10 Euro Index	76	10/20/2017	4,784,497	70,657
Canada 10 Year Bond	2	12/18/2017	216,870	(3,916)
DAX Index	12	12/15/2017	4,537,787	72,731
Euro-BTP	54	12/07/2017	8,613,498	(14,838)
Euro-Bund	14	12/07/2017	2,664,168	(3,479)
Euro-OAT	67	12/07/2017	12,285,118	(47,401)
FTSE 100 Index	65	12/15/2017	6,383,994	(21,698)
FTSE/MIB Index	3	12/15/2017	401,231	7,082
Hang Seng Index	17	10/30/2017	2,993,977	1,917
IBEX 35 Index	11	10/20/2017	1,343,123	5,118
Japan 10 Year Bond	17	12/13/2017	22,714,508	(92,765)
LME Aluminum Base Metal	11	10/16/2017	572,275	9,043
LME Aluminum Base Metal	11	11/13/2017	574,475	(2,570)
LME Copper Base Metal	1	10/16/2017	161,181	(6,977)
LME Copper Base Metal	1	11/13/2017	161,581	(7,990)
LME Nickel Base Metal	1	10/16/2017	62,583	661
LME Nickel Base Metal	1	11/13/2017	62,751	(8,708)
LME Zinc Base Metal	7	10/16/2017	557,419	24,890
LME Zinc Base Metal	7	11/13/2017	554,444	15,121
Long Gilt	39	12/27/2017	6,473,969	(29,593)
MSCI Emerging Markets E-Mini Index	118	12/15/2017	6,426,870	(97,586)
OMXS30 Index	25	10/20/2017	502,385	18,753
S&P 500 E-Mini Index	453	12/15/2017	56,989,665	1,105,019
S&P/TSX 60 Index	9	12/14/2017	1,325,314	59,409
SPI 200 Index	12	12/21/2017	1,333,794	(3,920)
TOPIX Index	67	12/07/2017	9,973,339	49,189

Total				$1,138,473

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

September 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
CBOE Volatility Index	(33)	10/18/2017	$(385,275)	$72,454
LME Aluminum Base Metal	(11)	10/16/2017	(572,275)	2,449
LME Aluminum Base Metal	(11)	11/13/2017	(574,475)	20,324
LME Copper Base Metal	(1)	10/16/2017	(161,181)	8,066
LME Copper Base Metal	(1)	11/13/2017	(161,581)	(1,034)
LME Nickel Base Metal	(1)	10/16/2017	(62,583)	8,725
LME Nickel Base Metal	(1)	11/13/2017	(62,751)	2,557
LME Zinc Base Metal	(7)	10/16/2017	(557,419)	(18,435)
LME Zinc Base Metal	(7)	11/13/2017	(554,444)	(17,735)

Total				$77,371

Total futures contracts				$1,215,844

SWAP CONTRACTS — At September 30, 2017, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index(a)	Financing Rate Received (Paid) by the Fund	Termination Date	Notional Amount	Credit Spread on September 30, 2017(b)	Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
Markit CDX North America Investment Grade Index	1.000%	06/20/2022	USD 16,350,000	0.529%	$350,230	$268,616	$81,614

(a)	Payments received quarterly.
(b)	Credit spread on the referenced obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by the Fund	Termination Date	Notional Amount(b)	Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3 Month LIBOR	2.000%	12/20/2027	USD 34,490,000	$(976,901)	$(559,994)	$(416,907)

(a)	Payments received quarterly.

(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2017.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received (Paid) by the Fund	Counterparty	Termination Date	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)(a)

S&P GSCI Total Return Index(b)	(0.052)%	Barclays Bank PLC	02/15/2018	USD	4,851,417	$59,365	$59,365
FTSE NAREIT Mortgage Index(c)	(1.301)	Deutsche Bank AG	06/25/2018	USD	3,727,668	121,179	121,179
S&P GSCI Total Return Index(b)	(0.003)	JPMorgan Chase Bank NA	02/01/2018	USD	8,218,209	250,643	250,643

							$431,187

(a)	There are no upfront payments on the swap contracts listed above; therefore the unrealized gains (losses) on the swap contracts are equal to their value.

(b)	Payments made monthly.

(c)	Payments made quarterly.

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Schedule of Investments

September 30, 2017 (Unaudited)

Shares	Distribution Rate	Value
Investment Companies – 79.5%
Goldman Sachs Financial Square Government Fund — Institutional Shares
192,868,447	0.927%	$192,868,447

TOTAL INVESTMENTS – 79.5% (Cost $192,868,447)		$192,868,447

OTHER ASSETS IN EXCESS OF LIABILITIES – 20.5%		49,587,048

NET ASSETS – 100.0%		$242,455,495

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
BA	— Banker Acceptance Rate
BUBOR	— Budapest Interbank Offered Rate
EURIBOR	— Euro Interbank Offered Rate
JIBAR	— Johannesburg Interbank Agreed Rate
LIBOR	— London Interbank Offered Rate
PRIBOR	— Prague Interbank Offered Rate
STIBOR	— Stockholm Interbank Offered Rate
WIBOR	— Warsaw Interbank Offered Rate

Currency Abbreviations:
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
COP	— Colombian Peso
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
TRY	— Turkish Lira
USD	— United States Dollar
ZAR	— South African Rand

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Schedule of Investments (continued)

September 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2017, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Current Value	Unrealized Gain

Morgan Stanley Co., Inc.	CHF	14,400	USD	14,829	10/03/2017	$14,871	$42
	EUR	138,000	USD	163,713	12/20/2017	163,834	120
	GBP	412,000	USD	550,452	10/02/2017	552,080	1,628
	GBP	9,476,750	USD	12,499,301	12/20/2017	12,730,232	230,930
	MYR	36,840,000	USD	8,607,477	12/20/2017	8,713,958	106,482
	NZD	13,340,000	USD	9,608,402	12/20/2017	9,620,633	12,232
	RUB	324,000,000	USD	5,523,355	12/20/2017	5,538,563	15,208
	SEK	510,000	USD	62,408	10/03/2017	62,616	208
	SEK	1,548,000	USD	190,263	12/20/2017	190,959	696
	USD	5,656,759	BRL	17,700,000	10/03/2017	5,588,620	68,139
	USD	773,482	CAD	940,000	12/20/2017	753,738	19,743
	USD	723,824	CHF	685,000	12/20/2017	711,249	12,575
	USD	849,264	CLP	530,000,000	12/20/2017	826,576	22,688
	USD	207,491	CZK	4,479,000	12/20/2017	204,833	2,658
	USD	3,401,910	EUR	2,820,000	12/20/2017	3,347,904	54,006
	USD	3,479,025	GBP	2,578,000	12/20/2017	3,463,059	15,966
	USD	640,425	HUF	162,084,000	12/20/2017	617,030	23,395
	USD	4,327,632	JPY	479,699,000	12/20/2017	4,280,007	47,626
	USD	70,138	MXN	1,261,000	12/20/2017	68,375	1,763
	USD	699,260	PLN	2,472,000	12/20/2017	677,588	21,672
	USD	2,734,941	SEK	21,624,600	12/20/2017	2,667,589	67,352
	USD	749,867	ZAR	9,795,000	12/20/2017	714,323	35,544

TOTAL							$760,673

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Current Value	Unrealized Loss

Morgan Stanley Co., Inc.	BRL	17,700,000	USD	5,636,502	10/03/2017	$5,588,620	$(47,882)
	BRL	17,700,000	USD	5,634,251	11/03/2017	5,563,629	(70,622)
	CAD	810,000	USD	666,533	12/20/2017	649,499	(17,034)
	CHF	22,000	USD	23,137	12/20/2017	22,843	(294)
	CLP	6,740,000,000	USD	10,771,253	12/20/2017	10,511,542	(259,710)
	COP	20,746,000,000	USD	7,028,094	12/20/2017	7,002,024	(26,070)
	CZK	214,647,000	USD	9,939,629	12/20/2017	9,816,209	(123,422)
	EUR	12,585,000	USD	15,168,535	12/20/2017	14,940,911	(227,624)
	GBP	1,187,000	USD	1,592,060	10/02/2017	1,590,580	(1,480)
	GBP	1,828,000	USD	2,476,941	12/20/2017	2,455,574	(21,367)
	HUF	2,542,385,000	USD	10,036,496	12/20/2017	9,678,488	(358,009)
	IDR	144,900,000,000	USD	10,756,384	12/20/2017	10,672,755	(83,629)
	INR	696,000,000	USD	10,757,320	12/20/2017	10,550,602	(206,718)
	JPY	1,269,026,000	USD	11,757,773	12/20/2017	11,322,598	(435,174)
	KRW	11,800,000,000	USD	10,441,752	12/20/2017	10,312,976	(128,776)
	MXN	104,000,000	USD	5,783,871	12/20/2017	5,639,157	(144,715)
	MYR	9,360,000	USD	2,230,611	12/20/2017	2,213,970	(16,641)
	NOK	97,800,000	USD	12,605,881	12/20/2017	12,301,995	(303,886)
	NZD	6,420,000	USD	4,675,712	12/20/2017	4,630,020	(45,692)
	PLN	31,976,000	USD	9,042,797	12/20/2017	8,764,779	(278,016)
	RUB	45,500,000	USD	782,728	12/20/2017	777,792	(4,936)
	SEK	109,551,000	USD	13,849,574	12/20/2017	13,514,103	(335,470)
	TRY	24,470,000	USD	6,957,027	12/20/2017	6,711,101	(245,927)
	USD	99,627	CHF	96,000	12/20/2017	99,678	(51)
	USD	141,796	EUR	120,000	10/02/2017	141,828	(32)
	USD	208,690	EUR	177,000	12/20/2017	210,135	(1,444)
	USD	37,409	GBP	28,000	10/02/2017	37,521	(111)
	USD	1,706,350	GBP	1,286,000	12/20/2017	1,727,497	(21,149)
	USD	6,402,649	JPY	718,000,000	12/20/2017	6,406,194	(3,545)

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Schedule of Investments (continued)

September 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Current Value	Unrealized Loss

Morgan Stanley Co., Inc. (continued)	USD	2,474,014	NZD	3,440,000	12/20/2017	$2,480,883	$(6,869)
	USD	174,988	SEK	1,430,000	10/03/2017	175,570	(582)
	USD	62,679	SEK	510,000	12/20/2017	62,913	(234)
	ZAR	83,800,000	USD	6,404,225	12/20/2017	6,111,317	(292,908)

TOTAL							$(3,710,019)

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Schedule of Investments (continued)

September 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At September 30, 2017, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
100 oz Gold	63	12/27/2017	$8,094,240	$(95,078)
Amsterdam Exchange Index	67	10/20/2017	8,503,132	100,652
BIST 30 Index	1,932	10/31/2017	6,905,519	(528,479)
Brent Crude Oil	33	10/31/2017	1,874,070	35,911
CAC 40 10 Euro Index	111	10/20/2017	6,987,883	79,072
Cotton No. 2	65	12/06/2017	2,224,625	(18,621)
DAX Index	15	12/15/2017	5,672,234	28,451
Feeder Cattle	21	11/16/2017	1,617,000	59,114
FTSE 100 Index	87	12/15/2017	8,544,731	(24,319)
FTSE/JSE Top 40 Index	248	12/21/2017	9,183,991	(46,966)
FTSE/MIB Index	59	12/15/2017	7,890,885	101,008
Hang Seng Index	22	10/30/2017	3,874,559	2,483
HSCEI	113	10/30/2017	7,888,128	(36,389)
IBEX 35 Index	44	10/20/2017	5,372,492	623
KOSPI 200 Index	91	12/14/2017	6,309,458	181,606
LME Aluminum Base Metal	58	10/16/2017	3,017,450	160,826
LME Aluminum Base Metal	65	11/13/2017	3,394,625	(18,247)
LME Copper Base Metal	17	10/16/2017	2,740,081	(3,946)
LME Copper Base Metal	21	11/13/2017	3,393,206	(134,218)
LME Lead Base Metal	37	10/16/2017	2,306,950	116,738
LME Lead Base Metal	42	11/13/2017	2,615,550	197,539
LME Nickel Base Metal	28	10/16/2017	1,752,324	(125,550)
LME Nickel Base Metal	29	11/13/2017	1,819,779	(206,276)
LME Zinc Base Metal	29	10/16/2017	2,309,306	213,600
LME Zinc Base Metal	29	11/13/2017	2,296,981	63,226
Low Sulphar Gasoil	40	11/10/2017	2,169,000	88,095
MSCI Taiwan Index	240	10/30/2017	9,232,800	(43,764)
NY Harbor ULSD	30	10/31/2017	2,280,600	42,434
OMXS30 Index	225	10/20/2017	4,521,464	4,515
RBOB Gasoline	26	10/31/2017	1,737,372	(5,459)
S&P 500 E-Mini Index	67	12/15/2017	8,428,935	82,452
S&P/TSX 60 Index	23	12/14/2017	3,386,913	733
SET50 Index	1,522	12/28/2017	9,801,954	54,752
SGX NIFTY 50 Index	477	10/26/2017	9,352,062	(100,777)
SPI 200 Index	65	12/21/2017	7,224,716	(6,217)
TOPIX Index	56	12/07/2017	8,335,925	154,186

Total				$373,710

Short position contracts:
Coffee ‘C’	(36)	12/18/2017	(1,728,675)	21,635
Corn	(121)	12/14/2017	(2,149,263)	107,641
KC HRW Wheat	(44)	12/14/2017	(974,050)	31,447
Lean Hogs	(93)	12/14/2017	(2,230,140)	(100,859)
Live Cattle	(12)	12/29/2017	(553,200)	(18,336)
LME Aluminum Base Metal	(58)	10/16/2017	(3,017,450)	8,639
LME Aluminum Base Metal	(5)	11/13/2017	(261,125)	8,426
LME Copper Base Metal	(17)	10/16/2017	(2,740,081)	138,004
LME Lead Base Metal	(37)	10/16/2017	(2,306,950)	(196,812)
LME Lead Base Metal	(4)	11/13/2017	(249,100)	(409)
LME Nickel Base Metal	(28)	10/16/2017	(1,752,324)	178,560
LME Zinc Base Metal	(29)	10/16/2017	(2,309,306)	(72,887)
Natural Gas	(235)	10/27/2017	(7,066,450)	(971)
Soybean	(40)	11/14/2017	(1,936,500)	(44,135)
Sugar No. 11	(103)	02/28/2018	(1,626,576)	55,504
Wheat	(44)	12/14/2017	(986,150)	(15,307)
WTI Crude Oil	(2)	10/20/2017	(103,340)	(4,284)

Total				$95,856

Total futures contracts				$469,566

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Schedule of Investments (continued)

September 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At September 30, 2017, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by the Fund	Termination Date	Notional Amount(a)		Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

6 Month EURIBOR(b)	0.000%	12/20/2018	EUR	570,320,000	$1,585,514	$(20,588)	$1,606,102
6 Month LIBOR(b)	0.500	12/20/2018	GBP	22,620,000	(79,857)	(29,709)	(50,148)
3 Month STIBOR(c)	0.000	12/20/2018	SEK	4,584,600,000	1,960,304	(339,829)	2,300,133
1.400%(b)	3 Month LIBOR	12/20/2018	USD	687,300,000	1,781,610	1,721,380	60,230
6 Month EURIBOR(b)	0.000	12/20/2019	EUR	179,830,000	544,133	483	543,650
0.500(b)	6 Month LIBOR	12/20/2019	GBP	160,000,000	1,544,282	965	1,543,317
1.500(b)	3 Month LIBOR	12/20/2019	USD	49,670,000	294,038	142,971	151,067
1.250(d)	6 Month PRIBOR	03/21/2023	CZK	499,100,000	260,305	(176,009)	436,314
6 Month BUBOR(b)	1.250	03/21/2023	HUF	5,427,560,000	84,276	(970,784)	1,055,060
6 Month WIBOR(b)	2.250	03/21/2023	PLN	79,780,000	(341,700)	(615,186)	273,486
3 Month JIBAR(c)	7.000	03/22/2023	ZAR	345,800,000	(353,554)	(1,170,305)	816,751
2.250(b)	3 Month BA	12/20/2027	CAD	25,520,000	338,136	(573,034)	911,170
0.250(d)	6 Month LIBOR	12/20/2027	CHF	18,690,000	163,124	113,914	49,210
6 Month EURIBOR(b)	1.000	12/20/2027	EUR	32,720,000	157,634	(127,666)	285,300
6 Month LIBOR(b)	1.000	12/20/2027	GBP	75,230,000	(4,015,312)	(1,924,777)	(2,090,535)
3 Month STIBOR(c)	1.250	12/20/2027	SEK	73,600,000	(59,449)	(61,928)	2,479
3 Month LIBOR(c)	2.000	12/20/2027	USD	123,810,000	(3,491,902)	(2,561,123)	(930,779)
1.500(d)	6 Month EURIBOR	12/20/2047	EUR	22,300,000	742,287	(130,211)	872,498
1.250(b)	6 Month LIBOR	12/20/2047	GBP	18,290,000	2,250,867	54,195	2,196,672
2.500(b)	3 Month LIBOR	12/20/2047	USD	44,170,000	412,653	(346,963)	759,616

					$3,777,389	$(7,014,204)	$10,791,593

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2017.

(b)	Payments made semi-annually.

(c)	Payments made quarterly.

(d)	Payments made annually.

GOLDMAN SACHS SELECT SATELLITE FUNDS

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — Accounting principles generally accepted in the United States of America (“GAAP”) defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”)’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the net asset value (“NAV”) per share of the Institutional Share class on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

GOLDMAN SACHS SELECT SATELLITE FUNDS

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G8 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

ii. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold. The Funds account for mortgage dollar roll transactions as purchases and sales and realize gains and losses on these transactions.

iii. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

iv. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

GOLDMAN SACHS SELECT SATELLITE FUNDS

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivative contracts. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

GOLDMAN SACHS SELECT SATELLITE FUNDS

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

A total return swap is an agreement that gives a Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of September 30, 2017:

ABSOLUTE RETURN TRACKER

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
North America	$202,753,115	$—	$—
Exchange Traded Funds	127,219,938	—	—
Investment Company	1,119,332,120	—	—
Securities Lending Reinvestment Vehicle	4,028,650	—	—
Total	$1,453,333,823	$—	$—

Derivative Type
Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$57,856	$—
Futures Contracts	5,483,578	—	—
Credit Default Swap Contracts	—	329,921	—
Total Return Swap Contracts	—	731,274	—
Total	$5,483,578	$1,119,051	$—
Liabilities
Forward Foreign Currency Exchange Contracts(b)	$—	$(1,287,853)	$—
Futures Contracts(b)	(1,487,574)	—	—
Credit Default Swap Contracts(b)	—	(1,442)	—
Total Return Swap Contracts(b)		(1,239,035)
Written Options Contracts	—	(1,047,087)	—
Total	$(1,487,574)	$(3,575,417)	$—

COMMODITY STRATEGY

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Mortgage-Backed Securities	$—	$15,240,150	$—
Collateralized Mortgage Obligations	—	30,542,495	—
Asset-Backed Securities	—	370,108	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	92,076,096	—	—
Investment Company	177,684,814	—	—
Total	$269,760,910	$46,152,753	$—

Derivative Type
Assets
Futures Contracts(b)	$1,110,905	$—	$—
Interest Rate Swap Contracts(b)	—	19,383	—
Total Return Swap Contracts(b)	—	3,481,479	—
Purchased Options Contracts	15,500	—	—
Total	$1,126,405	$3,500,862	$—
Liabilities(b)
Futures Contracts	$(196,154)	$—	$—
Interest Rate Swap Contracts	—	(26,216)	—
Total Return Swap Contracts	—	(928,309)	—
Total	$(196,154)	$(954,525)	$—

GOLDMAN SACHS SELECT SATELLITE FUNDS

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

ALTERNATIVE PREMIA

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
U.S. Treasury Obligations and/or Other U.S. Government Agencies	$1,012,274	$—	$—
Investment Company	139,570,358	—	—
Total	$140,582,632	$—	$—

Derivative Type
Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$1,084,904	$—
Futures Contracts	1,601,984	—	—
Credit Default Swap Contracts	—	81,614	—
Total Return Swap Contracts	—	431,187	—
Total	$1,601,984	$1,597,705	$—
Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(101,735)	$—
Futures Contracts	(386,140)	—	—
Interest Rate Swap Contract	—	(416,907)	—
Total	$(386,140)	$(518,642)	$—

MANAGED FUTURES STRATEGY

Investment Type	Level 1	Level 2	Level 3
Assets
Investment Company	$192,868,447	$—	$—

Derivative Type
Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$760,673	$—
Futures Contracts	2,317,872	—	—
Interest Rate Swap Contracts	—	13,863,055	—
Total	$2,317,872	$14,623,728	$—
Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(3,710,019)	$—
Futures Contracts	(1,848,306)	—	—
Interest Rate Swap Contracts	—	(3,071,462)	—
Total	$(1,848,306)	$(6,781,481)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in the table. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Absolute Return Tracker and Alternative Premia Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Absolute Return Tracker and Alternative Premia Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.205% on an annualized basis of the average daily net assets of the Government Money Market Fund.

Both the Funds and GSAL received compensation relating to the lending of the Funds’ securities.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

GOLDMAN SACHS SELECT SATELLITE FUNDS

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with increasing rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Investments in Other Investment Companies — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

GOLDMAN SACHS SELECT SATELLITE FUNDS

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Non-Diversification Risk — The Funds (except for the Absolute Return Tracker Fund) are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Short Position Risk — A Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that a Fund may purchase for investment. Taking short positions involves leverage of a Fund’s assets and presents various risks, including counterparty risk. If the value of the underlying instrument or market in which a Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited. To the extent that a Fund uses the proceeds it receives from a short position to take additional long positions, the risks associated with the short position, including leverage risks, may be heightened, because doing so increases the exposure of a Fund to the markets and therefore could magnify changes to a Fund’s NAV

Tax Risk — Historically, the Internal Revenue Service (“IRS”) issued private letter rulings (“PLRs”) in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. The IRS has issued such PLRs to the Absolute Return Tracker, Commodity Strategy and Alternative Premia Funds. Based on such rulings, these Funds may seek to gain exposure to the commodity markets through investments in commodity-linked notes and/or subsidiaries. The Managed Futures Strategy Fund has not received a PLR, and is not able to rely on PLRs issued to other taxpayers. Additionally, the IRS has suspended the granting of such PLRs, pending review of its position on this matter. The IRS also recently issued proposed regulations that, if finalized, would generally treat a Fund’s income inclusion with respect to a subsidiary as qualifying income only if there is a distribution out of the earnings and profits of a subsidiary that are attributable to such income inclusion. The proposed regulations, if adopted, would apply to taxable years beginning on or after 90 days after the regulations are published as final.

The IRS also recently issued a revenue procedure, which states that the IRS will not in the future issue PLRs that would require a determination of whether an asset (such as commodity index-linked note) is a “security” under the Investment Company Act of 1940. The Managed Futures Strategy Fund has obtained an opinion of counsel that the Fund’s income from such investments should constitute “qualifying income.” However, no assurances can be provided that the IRS would not be able to successfully assert that the Fund’s income from such investments was not “qualifying income”, in which case the Fund would fail to qualify as regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income were derived from these investments. If a Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates. This would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments

September 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 99.0%
Automobiles & Components – 1.3%
1,932,800	Ford Motor Co.	$ 23,135,616
542,500	General Motors Co.	21,906,150

		45,041,766

Banks – 7.4%
1,548,166	Bank of America Corp.	39,230,526
228,300	BB&T Corp.	10,716,402
140,400	Citigroup, Inc.	10,212,696
4,100	Cullen/Frost Bankers, Inc.	389,172
187,700	FNB Corp.	2,633,431
642,300	Huntington Bancshares, Inc.	8,966,508
503,929	JPMorgan Chase & Co.(a)	48,130,259
1,535,000	New York Community Bancorp, Inc.(b)	19,786,150
347,500	PacWest Bancorp	17,552,225
1,613,000	People’s United Financial, Inc.(b)	29,259,820
36,500	PNC Financial Services Group, Inc. (The)	4,919,105
2,500	TFS Financial Corp.	40,325
127,500	US Bancorp	6,832,725
855,300	Wells Fargo & Co.(a)	47,169,795

		245,839,139

Capital Goods – 6.9%
104,200	3M Co.	21,871,580
135,300	Boeing Co. (The)	34,394,613
195,200	Caterpillar, Inc.	24,343,392
35,600	Cummins, Inc.	5,981,868
205,800	Eaton Corp. plc	15,803,382
226,000	Emerson Electric Co.	14,201,840
31,400	General Dynamics Corp.	6,455,212
1,822,563	General Electric Co.(a)(b)	44,069,573
78,400	Honeywell International, Inc.	11,112,416
231,600	Johnson Controls International plc	9,331,164
60,036	Lockheed Martin Corp.	18,628,571
49,300	Raytheon Co.	9,198,394
5,000	Timken Co. (The)	242,750
100,700	United Technologies Corp.	11,689,256
28,800	Watsco, Inc.	4,638,816

		231,962,827

Commercial & Professional Services – 0.3%
123,904	KAR Auction Services, Inc.	5,915,034
251,400	Pitney Bowes, Inc.	3,522,114

		9,437,148

Consumer Durables & Apparel – 0.9%
194,200	Coach, Inc.	7,822,376
132,100	Garmin Ltd.	7,129,437
128,100	NIKE, Inc. Class B	6,641,985
136,400	Tupperware Brands Corp.	8,432,248

		30,026,046

Consumer Services – 3.1%
225,000	Carnival Corp.	14,528,250
119,700	Darden Restaurants, Inc.	9,429,966
16,600	Dunkin’ Brands Group, Inc.	881,128
339,900	Extended Stay America, Inc.	6,798,000
82,247	International Game Technology plc	2,019,164
251,200	Las Vegas Sands Corp.	16,116,992
180,700	McDonald’s Corp.	28,312,076
192,600	Six Flags Entertainment Corp.	11,737,044
148,897	Starbucks Corp.	7,997,258
20,000	Vail Resorts, Inc.	4,562,400

Shares	Description	Value
Common Stocks – (continued)
Consumer Services – (continued)
40,252	Wendy’s Co. (The)	$ 625,113

		103,007,391

Diversified Financials – 3.5%
109,839	Berkshire Hathaway, Inc. Class B*	20,135,685
164,200	BGC Partners, Inc. Class A	2,375,974
34,700	BlackRock, Inc.	15,514,023
57,600	CME Group, Inc.	7,815,168
24,900	Eaton Vance Corp.	1,229,313
189,200	Federated Investors, Inc. Class B	5,619,240
821,000	Invesco Ltd.	28,767,840
12,500	Legg Mason, Inc.	491,375
26,900	LPL Financial Holdings, Inc.	1,387,233
285,421	Morgan Stanley	13,748,730
500,700	Navient Corp.	7,520,514
127,300	T. Rowe Price Group, Inc.	11,539,745

		116,144,840

Energy – 6.0%
39,000	Andeavor	4,022,850
72,500	Centennial Resource Development, Inc. Class A*(c)	1,302,825
41,300	Cheniere Energy, Inc.*	1,860,152
354,500	Chevron Corp.	41,653,750
202,400	ConocoPhillips	10,130,120
9,600	Core Laboratories NV(c)	947,520
37,300	Diamondback Energy, Inc.*	3,653,908
52,900	Energen Corp.*	2,892,572
146,200	EOG Resources, Inc.	14,143,388
585,700	Exxon Mobil Corp.(a)(b)	48,015,686
9,300	Gulfport Energy Corp.*	133,362
207,700	Halliburton Co.	9,560,431
15,300	HollyFrontier Corp.	550,341
183,800	Kinder Morgan, Inc.	3,525,284
35,800	Kosmos Energy Ltd.*	284,968
35,500	Laredo Petroleum, Inc.*	459,015
103,200	Marathon Petroleum Corp.	5,787,456
140,100	Occidental Petroleum Corp.	8,995,821
86,000	Parsley Energy, Inc. Class A*	2,265,240
9,500	PBF Energy, Inc. Class A(c)	262,295
50,000	Phillips 66	4,580,500
31,200	Pioneer Natural Resources Co.	4,603,248
21,700	QEP Resources, Inc.*	185,969
64,400	Rice Energy, Inc.*	1,863,736
33,900	RPC, Inc.(c)	840,381
42,200	RSP Permian, Inc.*	1,459,698
183,400	Schlumberger Ltd.	12,793,984
9,548	SM Energy Co.	169,382
7,200	Targa Resources Corp.	340,560
83,300	Valero Energy Corp.	6,408,269
29,200	Weatherford International plc*	133,736
156,900	Williams Cos., Inc. (The)	4,708,569
53,800	WPX Energy, Inc.*	618,700

		199,153,716

Food & Staples Retailing – 1.5%
133,278	CVS Health Corp.	10,838,167
149,022	Sysco Corp.	8,039,737
112,696	Walgreens Boots Alliance, Inc.	8,702,385
289,840	Wal-Mart Stores, Inc.	22,648,098

		50,228,387

Food, Beverage & Tobacco – 4.9%
297,559	Altria Group, Inc.	18,871,192
98,209	Archer-Daniels-Midland Co.	4,174,865
12,848	Bunge Ltd.	892,401

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Food, Beverage & Tobacco – (continued)
1,009,500	Coca-Cola Co. (The)	$ 45,437,595
171,600	Flowers Foods, Inc.	3,227,796
216,400	General Mills, Inc.	11,200,864
91,300	Kellogg Co.	5,694,381
149,200	Kraft Heinz Co. (The)	11,570,460
287,200	PepsiCo, Inc.	32,002,696
265,700	Philip Morris International, Inc.	29,495,357
22,000	Pinnacle Foods, Inc.	1,257,740

		163,825,347

Health Care Equipment & Services – 4.2%
646,241	Abbott Laboratories	34,483,420
1,700	ABIOMED, Inc.*	286,620
77,400	Aetna, Inc.	12,307,374
64,087	Anthem, Inc.	12,168,839
71,100	Cardinal Health, Inc.	4,758,012
50,285	Hill-Rom Holdings, Inc.	3,721,090
416,754	Medtronic plc	32,410,959
208,472	UnitedHealth Group, Inc.	40,829,241
10,159	Veeva Systems, Inc. Class A*	573,069

		141,538,624

Household & Personal Products – 2.1%
152,200	Kimberly-Clark Corp.	17,910,896
571,799	Procter & Gamble Co. (The)(a)	52,022,273

		69,933,169

Insurance – 2.7%
83,900	American International Group, Inc.	5,150,621
1,000	American National Insurance Co.	118,080
190,900	Arthur J Gallagher & Co.	11,749,895
30,472	Brighthouse Financial, Inc.*	1,852,697
35,600	Chubb Ltd.	5,074,780
4,700	Erie Indemnity Co. Class A	566,679
98,100	First American Financial Corp.	4,902,057
201,100	Mercury General Corp.	11,400,359
335,200	MetLife, Inc.	17,413,640
522,501	Old Republic International Corp.	10,288,045
175,100	Principal Financial Group, Inc.	11,265,934
105,900	Prudential Financial, Inc.	11,259,288

		91,042,075

Materials – 2.5%
220,500	CF Industries Holdings, Inc.	7,752,780
84,600	Domtar Corp.	3,670,794
537,249	DowDuPont, Inc.	37,193,748
5,300	Huntsman Corp.	145,326
215,400	International Paper Co.	12,239,028
185,000	LyondellBasell Industries NV Class A	18,324,250
81,800	Newmont Mining Corp.	3,068,318
67,300	Olin Corp.	2,305,025

		84,699,269

Media – 2.4%
15,496	Charter Communications, Inc. Class A*	5,631,556
88,600	Cinemark Holdings, Inc.	3,208,206
605,416	Comcast Corp. Class A	23,296,408
421,900	Interpublic Group of Cos., Inc. (The)	8,771,301
66,000	Omnicom Group, Inc.	4,888,620
335,900	Regal Entertainment Group Class A(c)	5,374,400
121,700	Time Warner, Inc.	12,468,165
1,400	Tribune Media Co. Class A	57,204

Shares	Description	Value
Common Stocks – (continued)
Media – (continued)
174,726	Walt Disney Co. (The)	$ 17,222,742

		80,918,602

Pharmaceuticals, Biotechnology & Life Sciences – 9.3%
483,985	AbbVie, Inc.(b)	43,006,907
23,100	ACADIA Pharmaceuticals, Inc.*	870,177
4,600	Agios Pharmaceuticals, Inc.*	307,050
30,739	Allergan plc	6,299,958
20,100	Alnylam Pharmaceuticals, Inc.*	2,361,549
192,100	Amgen, Inc.	35,817,045
13,982	BioMarin Pharmaceutical, Inc.*	1,301,305
348,000	Bristol-Myers Squibb Co.	22,181,520
46,224	Bruker Corp.	1,375,164
206,400	Eli Lilly & Co.	17,655,456
44,900	Exelixis, Inc.*	1,087,927
256,200	Gilead Sciences, Inc.	20,757,324
30,839	Ionis Pharmaceuticals, Inc.*	1,563,537
393,300	Johnson & Johnson(a)	51,132,933
4,800	Juno Therapeutics, Inc.*	215,328
592,650	Merck & Co., Inc.	37,947,380
7,800	Neurocrine Biosciences, Inc.*	477,984
1,771,200	Pfizer, Inc.(a)	63,231,840
33,514	QIAGEN NV*	1,055,691
2,991	Seattle Genetics, Inc.*	162,740
9,324	TESARO, Inc.*	1,203,728

		310,012,543

Real Estate Investment Trusts – 2.7%
60,300	Alexandria Real Estate Equities, Inc.	7,173,891
181,200	American Homes 4 Rent Class A	3,933,852
127,800	American Tower Corp.	17,467,704
10,500	CoreSite Realty Corp.	1,174,950
5,500	Corporate Office Properties Trust	180,565
63,200	Crown Castle International Corp.	6,318,736
51,200	CyrusOne, Inc.	3,017,216
2,000	DCT Industrial Trust, Inc.	115,840
51,100	Digital Realty Trust, Inc.	6,046,663
25,800	Equinix, Inc.	11,514,540
24,600	Equity LifeStyle Properties, Inc.	2,092,968
25,500	Essex Property Trust, Inc.	6,477,765
5,100	Forest City Realty Trust, Inc. Class A	130,101
16,100	Healthcare Trust of America, Inc. Class A	479,780
3,300	Hudson Pacific Properties, Inc.	110,649
92,100	Invitation Homes, Inc.	2,086,065
20,000	Kilroy Realty Corp.	1,422,400
75,605	Mid-America Apartment Communities, Inc.	8,080,662
85,200	Prologis, Inc.	5,406,792
27,000	SBA Communications Corp.*	3,889,350
38,900	Sun Communities, Inc.	3,332,952

		90,453,441

Retailing – 4.6%
58,821	Amazon.com, Inc.*,(a)	56,547,568
214,300	GameStop Corp. Class A	4,427,438
217,175	Home Depot, Inc. (The)	35,521,143
295,700	L Brands, Inc.	12,304,077
446,900	Macy’s, Inc.	9,751,358
70,890	Netflix, Inc.*	12,855,902
38,400	Penske Automotive Group, Inc.	1,826,688
6,204	Priceline Group, Inc. (The)*	11,358,407

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Retailing – (continued)
134,700	Target Corp.	$ 7,948,647

		152,541,228

Semiconductors & Semiconductor Equipment – 4.4%
152,300	Analog Devices, Inc.	13,123,691
79,891	Broadcom Ltd.	19,376,763
464,700	Cypress Semiconductor Corp.	6,979,794
671,800	Intel Corp.	25,582,144
267,000	Maxim Integrated Products, Inc.	12,738,570
104,825	NVIDIA Corp.	18,739,565
398,800	QUALCOMM, Inc.	20,673,792
351,549	Texas Instruments, Inc.	31,512,853

		148,727,172

Software & Services – 12.8%
101,200	Accenture plc Class A	13,669,084
155,985	Activision Blizzard, Inc.	10,062,592
40,303	Alphabet, Inc. Class A*	39,243,837
40,582	Alphabet, Inc. Class C*	38,922,602
81,600	Automatic Data Processing, Inc.	8,920,512
4,700	Broadridge Financial Solutions, Inc.	379,854
337,300	CA, Inc.	11,259,074
358,942	Facebook, Inc. Class A*,(a)	61,332,420
245,800	International Business Machines Corp.	35,660,664
111,520	Leidos Holdings, Inc.	6,604,214
12,700	LogMeIn, Inc.	1,397,635
143,736	Mastercard, Inc. Class A	20,295,523
7,678	MercadoLibre, Inc.	1,988,065
1,362,751	Microsoft Corp.(a)	101,511,322
459,577	Oracle Corp.	22,220,548
323,100	Paychex, Inc.	19,373,076
20,418	PTC, Inc.*	1,149,125
38,500	Sabre Corp.	696,850
67,812	salesforce.com, Inc.*	6,334,997
19,862	ServiceNow, Inc.*	2,334,381
1,391	Splunk, Inc.*	92,404
186,767	Visa, Inc. Class A	19,655,359
284,300	Western Union Co. (The)	5,458,560

		428,562,698

Technology Hardware & Equipment – 5.9%
812,387	Apple, Inc.(a)	125,205,085
1,327,448	Cisco Systems, Inc.	44,642,076
448,800	HP, Inc.	8,958,048
20,700	National Instruments Corp.	872,919
224,400	Seagate Technology plc	7,443,348
65,200	Western Digital Corp.	5,633,280
117,625	Xerox Corp.	3,915,736

		196,670,492

Telecommunication Services – 3.0%
1,508,128	AT&T, Inc.(a)	59,073,374
820,000	Verizon Communications, Inc.(b)	40,581,800

		99,655,174

Transportation – 2.6%
136,400	CSX Corp.	7,401,064
291,500	Macquarie Infrastructure Corp.	21,040,470
74,900	Norfolk Southern Corp.	9,904,776
193,100	Union Pacific Corp.	22,393,807

Shares	Description	Value
Common Stocks – (continued)
Transportation – (continued)
213,000	United Parcel Service, Inc. Class B	$ 25,579,170

		86,319,287

Utilities – 4.0%
524,100	CenterPoint Energy, Inc.	15,308,961
220,200	Dominion Energy, Inc.	16,939,986
359,800	Duke Energy Corp.	30,194,416
61,900	Entergy Corp.	4,726,684
173,100	FirstEnergy Corp.	5,336,673
229,100	Great Plains Energy, Inc.	6,941,730
577,300	PPL Corp.	21,908,535
683,200	Southern Co. (The)	33,572,448

		134,929,433

TOTAL COMMON STOCKS (Cost $2,841,344,119)		$3,310,669,814

Shares	Distribution Rate	Value
Investment Company(d) – 0.2%
Goldman Sachs Financial Square Government Fund — Institutional Shares
5,567,645	0.927%	$ 5,567,645
(Cost $5,567,645)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $2,846,911,764)		$3,316,237,459

Shares	Distribution Rate	Value
Securities Lending Reinvestment Vehicle(d) – 0.1%
Goldman Sachs Financial Square Government Fund — Institutional Shares
3,529,000	0.927%	$ 3,529,000
(Cost $3,529,000)

TOTAL INVESTMENTS – 99.3% (Cost $2,850,440,764)		$3,319,766,459

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%		23,577,490

NET ASSETS – 100.0%		$3,343,343,949

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is segregated as collateral for call options written.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c)	All or a portion of security is on loan.

(d)	Represents an affiliated issuer.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2017, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	125	12/15/2017	$15,725,625	$189,151

WRITTEN OPTIONS CONTRACTS — At September 30, 2017, the Fund had the following written options:

Description	Counterparty	Exercise Price/ FX Rate	Expiration Date	Number of Contracts	Notional Amount	Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)

Written options contracts:
Calls
S&P 500 Index	Morgan Stanley Co., Inc.	2,475.00 USD	10/31/2017	USD 1,741	$(438,620,576)	$(8,409,030)	$(7,535,048)	$(873,982)
		2,475.00 USD	11/30/2017	USD 1,659	(417,961,824)	(10,484,880)	(7,893,522)	(2,591,358)
		2,530.00 USD	12/29/2017	USD 1,790	(450,965,440)	(7,070,500)	(7,066,920)	(3,580)

Total written options contracts				5,190		$(25,964,410)	$(22,495,490)	$(3,468,920)

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments

September 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 100.4%
Australia – 7.8%
63,826	Alumina Ltd. (Materials)	$ 110,610
84,591	AMP Ltd. (Diversified Financials)	321,215
80,307	APA Group (Utilities)	526,804
323,365	Aurizon Holdings Ltd. (Transportation)	1,246,117
75,567	AusNet Services (Utilities)	100,275
112,863	Australia & New Zealand Banking Group Ltd. (Banks)	2,628,985
252,016	Bank of Queensland Ltd. (Banks)	2,571,803
68,467	Bendigo & Adelaide Bank Ltd. (Banks)	625,115
66,874	BHP Billiton Ltd. (Materials)	1,356,191
55,970	BHP Billiton plc (Materials)	987,647
9,364	Boral Ltd. (Materials)	49,928
139,148	Coca-Cola Amatil Ltd. (Food, Beverage & Tobacco)	844,637
24,684	Commonwealth Bank of Australia (Banks)	1,461,620
38,354	Crown Resorts Ltd. (Consumer Services)	341,037
41,258	Fortescue Metals Group Ltd. (Materials)	167,084
468,101	Harvey Norman Holdings Ltd. (Retailing)(a)	1,427,826
404,990	Insurance Australia Group Ltd. (Insurance)	2,028,347
217,542	National Australia Bank Ltd. (Banks)	5,393,499
3,196	Orica Ltd. (Materials)	49,749
4,672	Sonic Healthcare Ltd. (Health Care Equipment & Services)	76,774
138,474	Suncorp Group Ltd. (Insurance)	1,421,857
21,373	Sydney Airport (Transportation)	119,358
294,090	Tabcorp Holdings Ltd. (Consumer Services)	985,835
607,582	Telstra Corp. Ltd. (Telecommunication Services)	1,664,446
178,204	Transurban Group (Transportation)	1,664,122
97,284	Wesfarmers Ltd. (Food & Staples Retailing)	3,158,183
4,191	Woodside Petroleum Ltd. (Energy)	95,966

		31,425,030

Austria – 0.0%
2,800	voestalpine AG (Materials)(b)	142,781

Belgium – 2.3%
24,370	Ageas (Insurance)	1,146,212
37,097	Anheuser-Busch InBev SA/NV (Food, Beverage & Tobacco)(b)	4,434,473
28,005	KBC Group NV (Banks)	2,375,942
15,274	Proximus SADP (Telecommunication Services)	526,554
3,902	Solvay SA (Materials)(b)	583,343

		9,066,524

Shares	Description	Value
Common Stocks – (continued)
Canada – 0.0%
4,094	International Petroleum Corp. (Energy)*	$ 17,794

China – 0.1%
86,000	BOC Hong Kong Holdings Ltd. (Banks)	418,906

Denmark – 1.5%
486	Chr Hansen Holding A/S (Materials)	41,657
17,829	Coloplast A/S Class B (Health Care Equipment & Services)	1,449,605
52,406	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	2,519,614
67,814	Tryg A/S (Insurance)	1,567,950
3,337	Vestas Wind Systems A/S (Capital Goods)	299,949

		5,878,775

Finland – 2.0%
57,458	Fortum OYJ (Utilities)	1,148,125
23,393	Kone OYJ Class B (Capital Goods)(b)	1,240,047
12,595	Metso OYJ (Capital Goods)	462,244
165,528	Nokia OYJ (Technology Hardware & Equipment)	994,575
15,000	Nokian Renkaat OYJ (Automobiles & Components)	667,463
13,790	Orion OYJ Class B (Pharmaceuticals, Biotechnology & Life Sciences)	640,300
25,171	Sampo OYJ Class A (Insurance)(b)	1,332,161
57,844	Stora Enso OYJ Class R (Materials)	818,213
22,129	UPM-Kymmene OYJ (Materials)	600,384

		7,903,512

France – 9.4%
15,140	Accor SA (Consumer Services)(b)	752,965
156	Aeroports de Paris (Transportation)	25,218
6,387	Air Liquide SA (Materials)	851,743
11,970	Airbus SE (Capital Goods)	1,139,486
31,802	AXA SA (Insurance)	961,443
24,706	BNP Paribas SA (Banks)(b)	1,993,176
36,142	Bouygues SA (Capital Goods)(b)	1,715,693
8,909	Capgemini SE (Software & Services)(b)	1,044,354
27,913	Casino Guichard Perrachon SA (Food & Staples Retailing)(b)(c)	1,655,444
36,180	Credit Agricole SA (Banks)	658,625
10,779	Danone SA (Food, Beverage & Tobacco)	846,624
33,851	Edenred (Commercial & Professional Services)	920,231
90,586	Electricite de France SA (Utilities)	1,100,197

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
France – (continued)
237,980	Engie SA (Utilities)(b)	$ 4,041,236
6,368	Eutelsat Communications SA (Media)	188,510
2,079	Kering (Consumer Durables & Apparel)(b)	828,206
2,358	Klepierre SA (REIT)(b)	92,614
24,354	Lagardere SCA (Media)	815,869
746	L’Oreal SA (Household & Personal Products)(b)	158,185
9,353	LVMH Moet Hennessy Louis Vuitton SE (Consumer Durables & Apparel)(b)	2,585,517
47,668	Natixis SA (Diversified Financials)	381,484
5,546	Orange SA (Telecommunication Services)	90,810
8,050	Renault SA (Automobiles & Components)	790,972
71,573	Rexel SA (Capital Goods)	1,238,187
35,412	Sanofi (Pharmaceuticals, Biotechnology & Life Sciences)(b)	3,525,147
50,850	Schneider Electric SE (Capital Goods)*,(b)	4,428,072
22,267	Societe Generale SA (Banks)(b)	1,304,877
39,670	TOTAL SA (Energy)	2,130,059
1,317	Unibail-Rodamco SE (REIT)	320,482
50,727	Vivendi SA (Telecommunication Services)	1,285,108

		37,870,534

Germany – 8.4%
19,392	Allianz SE (Registered) (Insurance)(b)	4,355,187
10,282	Axel Springer SE (Media)	661,308
27,946	BASF SE (Materials)(b)	2,977,262
20,057	Bayer AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)(b)	2,739,853
13,810	Bayerische Motoren Werke AG (Automobiles & Components)(b)	1,401,635
15,417	Bayerische Motoren Werke AG (Preference) (Automobiles & Components)(d)	1,374,215
74,326	Daimler AG (Registered) (Automobiles & Components)(b)	5,933,074
8,595	Deutsche Boerse AG (Diversified Financials)	933,163
47,010	Deutsche Post AG (Registered) (Transportation)(b)	2,095,438
7,001	Evonik Industries AG (Materials)(b)	250,304
392	Fresenius SE & Co. KGaA (Health Care Equipment & Services)	31,701
12,634	FUCHS PETROLUB SE (Preference) (Materials)(d)	748,189
20,247	HUGO BOSS AG (Consumer Durables & Apparel)(b)	1,786,539
5,571	MAN SE (Capital Goods)(b)	628,878

Shares	Description	Value
Common Stocks – (continued)
Germany – (continued)
1,997	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered) (Insurance)(b)	$ 426,789
16,113	ProSiebenSat.1 Media SE (Media)(b)	549,855
13,120	SAP SE (Software & Services)(b)	1,438,546
18,669	Siemens AG (Registered) (Capital Goods)(b)	2,634,372
4,311	Symrise AG (Materials)(b)	327,744
189,119	Telefonica Deutschland Holding AG (Telecommunication Services)	1,062,781
5,335	TUI AG (Consumer Services)	90,531
10,360	United Internet AG (Registered) (Software & Services)(b)	645,769
21,374	Vonovia SE (Real Estate)(b)	910,271

		34,003,404

Hong Kong – 2.8%
137,000	AIA Group Ltd. (Insurance)	1,014,252
49,408	CK Asset Holdings Ltd. (Real Estate)	410,745
53,408	CK Hutchison Holdings Ltd. (Capital Goods)	684,065
23,000	CK Infrastructure Holdings Ltd. (Utilities)	198,285
59,000	Galaxy Entertainment Group Ltd. (Consumer Services)	417,098
111,000	Hang Lung Properties Ltd. (Real Estate)	264,271
34,900	Hang Seng Bank Ltd. (Banks)	853,223
744,448	Hong Kong & China Gas Co. Ltd. (Utilities)	1,402,785
27,600	Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)	745,423
27,000	Hysan Development Co. Ltd. (Real Estate)	127,388
82,014	I-CABLE Communications Ltd. (Media)*	2,695
2,700	Jardine Matheson Holdings Ltd. (Capital Goods)	171,072
239,000	Link REIT (REIT)	1,943,541
87,189	New World Development Co. Ltd. (Real Estate)	125,807
17,500	Power Assets Holdings Ltd. (Utilities)	151,901
155,600	Sands China Ltd. (Consumer Services)	813,804
135,261	Sino Land Co. Ltd. (Real Estate)	238,464
29,000	Sun Hung Kai Properties Ltd. (Real Estate)	472,417
58,200	Swire Properties Ltd. (Real Estate)	197,654
24,000	Techtronic Industries Co. Ltd. (Consumer Durables & Apparel)	128,474
107,000	Wharf Holdings Ltd. (The) (Real Estate)	957,241

		11,320,605

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Ireland – 0.2%
24,569	CRH plc (Materials)(b)	$ 934,697

Israel – 0.4%
562,979	Bezeq The Israeli Telecommunication Corp. Ltd. (Telecommunication Services)	804,461
63,751	Israel Chemicals Ltd. (Materials)	283,821
21,887	Teva Pharmaceutical Industries Ltd. ADR (Pharmaceuticals, Biotechnology & Life Sciences)(b)	385,211

		1,473,493

Italy – 1.8%
41,324	Assicurazioni Generali SpA (Insurance)	770,746
54,886	Atlantia SpA (Transportation)(b)	1,734,269
121,624	Eni SpA (Energy)(b)	2,014,301
368,564	Intesa Sanpaolo SpA RNC (Banks)	1,221,297
386,240	Intesa Sanpaolo SpA (Banks)	1,367,409
1,178	Saipem SpA (Energy)*	5,087
95,536	UnipolSai Assicurazioni SpA (Insurance)	223,397

		7,336,506

Japan – 22.3%
2,400	ABC-Mart, Inc. (Retailing)	126,774
13,000	AEON Financial Service Co. Ltd. (Diversified Financials)	271,958
24,700	Alfresa Holdings Corp. (Health Care Equipment & Services)	452,513
3,500	Alps Electric Co. Ltd. (Technology Hardware & Equipment)	92,501
1,200	ANA Holdings, Inc. (Transportation)	45,455
20,901	Aozora Bank Ltd. (Banks)	795,747
26,200	Asahi Glass Co. Ltd. (Capital Goods)	973,149
41,000	Asahi Kasei Corp. (Materials)	505,221
28,900	Astellas Pharma, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	367,826
1,600	Benesse Holdings, Inc. (Consumer Services)	57,726
57,600	Bridgestone Corp. (Automobiles & Components)	2,615,255
99,200	Canon, Inc. (Technology Hardware & Equipment)	3,394,722
18,200	Casio Computer Co. Ltd. (Consumer Durables & Apparel)	256,721
12,100	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	502,829
31,100	Chugoku Electric Power Co., Inc. (The) (Utilities)	330,381

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
11,300	CYBERDYNE, Inc. (Health Care Equipment & Services)*	$ 150,699
39,200	Daicel Corp. (Materials)	472,663
9,700	Dai-ichi Life Holdings, Inc. (Insurance)	173,995
2,800	Daikin Industries Ltd. (Capital Goods)	283,563
6,600	Daito Trust Construction Co. Ltd. (Real Estate)	1,202,405
22,200	Daiwa House Industry Co. Ltd. (Real Estate)	766,844
236,000	Daiwa Securities Group, Inc. (Diversified Financials)	1,337,840
2,100	Dentsu, Inc. (Media)	92,249
14,700	Eisai Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	754,887
10,300	FANUC Corp. (Capital Goods)	2,088,362
1,000	Fast Retailing Co. Ltd. (Retailing)	294,955
5,200	Hamamatsu Photonics KK (Technology Hardware & Equipment)	157,308
1,300	Hikari Tsushin, Inc. (Retailing)	163,089
48,300	Hino Motors Ltd. (Capital Goods)	591,049
1,825	Hirose Electric Co. Ltd. (Technology Hardware & Equipment)	256,975
6,000	Hitachi Chemical Co. Ltd. (Materials)	164,644
93,000	Hitachi Ltd. (Technology Hardware & Equipment)	655,729
2,900	Hitachi Metals Ltd. (Materials)	40,414
16,800	Hokuriku Electric Power Co. (Utilities)	141,013
34,500	Honda Motor Co. Ltd. (Automobiles & Components)	1,019,148
12,900	Hulic Co. Ltd. (Real Estate)	126,491
5,400	Idemitsu Kosan Co. Ltd. (Energy)	152,614
2,300	IHI Corp. (Capital Goods)	80,175
47,000	Inpex Corp. (Energy)	500,681
11,800	Isuzu Motors Ltd. (Automobiles & Components)	156,455
126,000	ITOCHU Corp. (Capital Goods)	2,064,483
12,700	Japan Airlines Co. Ltd. (Transportation)	429,912
34,300	Japan Exchange Group, Inc. (Diversified Financials)	607,592
44,600	Japan Post Holdings Co. Ltd. (Insurance)	526,924
41,500	Japan Tobacco, Inc. (Food, Beverage & Tobacco)	1,359,995
11,800	JFE Holdings, Inc. (Materials)	230,806
6,400	JSR Corp. (Materials)	121,689
128,600	JXTG Holdings, Inc. (Energy)	663,090
50,000	Kaneka Corp. (Materials)	388,500
19,300	Kao Corp. (Household & Personal Products)	1,136,256

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
9,100	Kawasaki Heavy Industries Ltd. (Capital Goods)	$ 301,729
29,600	KDDI Corp. (Telecommunication Services)	780,255
8,000	Kikkoman Corp. (Food, Beverage & Tobacco)	245,807
8,000	Kintetsu Group Holdings Co. Ltd. (Transportation)	297,615
45,500	Kirin Holdings Co. Ltd. (Food, Beverage & Tobacco)	1,068,972
43,600	Komatsu Ltd. (Capital Goods)	1,234,622
6,000	Kose Corp. (Household & Personal Products)	687,733
8,000	Kubota Corp. (Capital Goods)	145,525
7,300	Kyushu Railway Co. (Transportation)	217,160
5,100	Lawson, Inc. (Food & Staples Retailing)	337,720
36,600	LIXIL Group Corp. (Capital Goods)	971,952
3,900	M3, Inc. (Health Care Equipment & Services)	111,194
6,000	Makita Corp. (Capital Goods)	242,164
179,100	Marubeni Corp. (Capital Goods)	1,224,364
16,100	Marui Group Co. Ltd. (Retailing)	230,476
800	Maruichi Steel Tube Ltd. (Materials)	23,291
2,800	MEIJI Holdings Co. Ltd. (Food, Beverage & Tobacco)	221,728
20,900	Mitsubishi Corp. (Capital Goods)	486,256
11,500	Mitsubishi Electric Corp. (Capital Goods)	179,899
22,000	Mitsubishi Estate Co. Ltd. (Real Estate)	382,347
404	Mitsubishi Heavy Industries Ltd. (Capital Goods)	16,135
2,700	Mitsubishi Materials Corp. (Materials)	93,520
23,900	Mitsubishi Motors Corp. (Automobiles & Components)	189,224
243,200	Mitsubishi UFJ Financial Group, Inc. (Banks)	1,581,247
123,900	Mitsui & Co. Ltd. (Capital Goods)	1,832,594
13,000	Mitsui Fudosan Co. Ltd. (Real Estate)	281,879
3,500	Mixi, Inc. (Software & Services)	169,036
794,100	Mizuho Financial Group, Inc. (Banks)	1,392,089
13,700	MS&AD Insurance Group Holdings, Inc. (Insurance)	441,501
9,000	Murata Manufacturing Co. Ltd. (Technology Hardware & Equipment)	1,324,965
3,900	NEC Corp. (Technology Hardware & Equipment)	105,797
10,200	NGK Spark Plug Co. Ltd. (Automobiles & Components)	217,225
6,900	Nidec Corp. (Capital Goods)	848,223

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
4,000	Nintendo Co. Ltd. (Software & Services)	$ 1,474,933
8,300	Nippon Express Co. Ltd. (Transportation)	541,094
2,400	Nippon Paint Holdings Co. Ltd. (Materials)	81,646
114	Nippon Prologis REIT, Inc. (REIT)	238,183
14,100	Nippon Yusen KK (Transportation)*	293,417
55,900	Nissan Motor Co. Ltd. (Automobiles & Components)	553,780
11,600	Nisshin Seifun Group, Inc. (Food, Beverage & Tobacco)	194,183
7,100	Nitto Denko Corp. (Materials)	592,220
9,600	Nomura Holdings, Inc. (Diversified Financials)	53,865
3,500	Nomura Real Estate Holdings, Inc. (Real Estate)	74,662
9,900	Nomura Research Institute Ltd. (Software & Services)	386,625
32,300	NSK Ltd. (Capital Goods)	436,085
62,300	NTT DOCOMO, Inc. (Telecommunication Services)	1,423,977
4,200	Obic Co. Ltd. (Software & Services)	264,430
28,400	Odakyu Electric Railway Co. Ltd. (Transportation)	538,892
3,400	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	77,175
19,700	ORIX Corp. (Diversified Financials)	318,041
2,700	Otsuka Corp. (Software & Services)	173,166
3,400	Otsuka Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	135,189
55,400	Panasonic Corp. (Consumer Durables & Apparel)	803,964
10,500	Park24 Co. Ltd. (Commercial & Professional Services)	255,704
10,500	Rakuten, Inc. (Retailing)	114,636
15,900	Recruit Holdings Co. Ltd. (Commercial & Professional Services)	344,290
35,300	Resona Holdings, Inc. (Banks)	181,492
44,100	Ricoh Co. Ltd. (Technology Hardware & Equipment)	428,835
1,000	Ryohin Keikaku Co. Ltd. (Retailing)	294,782
24,500	Sankyo Co. Ltd. (Consumer Durables & Apparel)	781,756
22,600	SBI Holdings, Inc. (Diversified Financials)	340,831
13,200	Sega Sammy Holdings, Inc. (Consumer Durables & Apparel)	184,517
33,700	Seiko Epson Corp. (Technology Hardware & Equipment)	816,076

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
87,700	Sekisui House Ltd. (Consumer Durables & Apparel)	$ 1,478,247
101,100	Seven Bank Ltd. (Banks)	365,346
3,300	Sharp Corp. (Consumer Durables & Apparel)*(a)	99,804
7,000	Shimadzu Corp. (Technology Hardware & Equipment)	138,066
9,400	Shin-Etsu Chemical Co. Ltd. (Materials)	841,299
8,400	Shionogi & Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	459,202
39,000	Showa Shell Sekiyu KK (Energy)	449,589
13,300	SoftBank Group Corp. (Telecommunication Services)	1,078,581
3,800	Sompo Holdings, Inc. (Insurance)	148,084
19,500	Sony Corp. (Consumer Durables & Apparel)	727,519
3,900	Start Today Co. Ltd. (Retailing)	123,592
40,800	Subaru Corp. (Automobiles & Components)	1,471,540
39,000	Sumitomo Chemical Co. Ltd. (Materials)	243,986
129,600	Sumitomo Corp. (Capital Goods)	1,865,904
5,500	Sumitomo Metal Mining Co. Ltd. (Materials)	177,063
60,700	Sumitomo Mitsui Financial Group, Inc. (Banks)	2,333,258
28,100	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	1,015,048
5,000	Sumitomo Realty & Development Co. Ltd. (Real Estate)	151,276
9,700	Sysmex Corp. (Health Care Equipment & Services)	619,743
66,300	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	3,666,121
8,200	Terumo Corp. (Health Care Equipment & Services)	322,533
55,300	Tohoku Electric Power Co., Inc. (Utilities)	703,660
20,200	Tokio Marine Holdings, Inc. (Insurance)	790,576
8,800	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	1,354,752
14,600	Tokyo Gas Co. Ltd. (Utilities)	357,533
57,700	Tokyu Fudosan Holdings Corp. (Real Estate)	348,273
4,600	TOTO Ltd. (Capital Goods)	193,865
3,800	Toyoda Gosei Co. Ltd. (Automobiles & Components)	89,803
81,220	Toyota Motor Corp. (Automobiles & Components)	4,843,021
18,400	Trend Micro, Inc. (Software & Services)	906,495
61,200	USS Co. Ltd. (Retailing)	1,235,198

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
3,300	Yamaha Corp. (Consumer Durables & Apparel)	$ 121,841
22,600	Yamaha Motor Co. Ltd. (Automobiles & Components)	676,533
13,300	Yamato Holdings Co. Ltd. (Transportation)	268,659

		90,090,972

Luxembourg – 0.8%
8,497	RTL Group SA (Media)(b)	643,688
97,540	SES SA FDR (Media)	2,135,340
21,970	Tenaris SA (Energy)	311,424

		3,090,452

Macau – 0.1%
88,000	MGM China Holdings Ltd. (Consumer Services)	211,196
141,200	Wynn Macau Ltd. (Consumer Services)	381,873

		593,069

Mexico – 0.0%
5,858	Fresnillo plc (Materials)	110,378

Netherlands – 3.9%
134,734	Aegon NV (Insurance)	785,367
1,970	ASML Holding NV (Semiconductors & Semiconductor Equipment)	336,629
12,678	Boskalis Westminster (Capital Goods)(b)	443,149
126,193	ING Groep NV (Banks)	2,326,034
13,126	Koninklijke DSM NV (Materials)	1,074,574
26,936	Koninklijke Philips NV (Health Care Equipment & Services)	1,111,379
51,233	NN Group NV (Insurance)	2,145,452
3,902	Randstad Holding NV (Commercial & Professional Services)	241,158
140,271	Royal Dutch Shell plc Class A (Energy)(b)	4,245,851
91,973	Royal Dutch Shell plc Class B (Energy)(b)	2,831,492

		15,541,085

New Zealand – 0.9%
76,420	Contact Energy Ltd. (Utilities)	303,890
259,655	Fletcher Building Ltd. (Materials)	1,500,735
249,625	Mercury NZ Ltd. (Utilities)	611,460
317,017	Meridian Energy Ltd. (Utilities)	651,452
231,659	Spark New Zealand Ltd. (Telecommunication Services)	611,629

		3,679,166

Norway – 0.9%
29,116	Gjensidige Forsikring ASA (Insurance)	507,176
105,945	Marine Harvest ASA (Food, Beverage & Tobacco)*	2,095,089
57,276	Orkla ASA (Food, Beverage & Tobacco)	587,749
11,689	Statoil ASA (Energy)	235,001

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Norway – (continued)
3,666	Yara International ASA (Materials)	$ 164,387

		3,589,402

Portugal – 0.6%
305,538	EDP - Energias de Portugal SA (Utilities)	1,152,091
43,737	Galp Energia SGPS SA (Energy)	775,594
27,474	Jeronimo Martins SGPS SA (Food & Staples Retailing)	542,309

		2,469,994

Singapore – 1.3%
436,100	Ascendas REIT (REIT)	857,082
486,200	CapitaLand Commercial Trust (REIT)	594,539
568,100	CapitaLand Mall Trust (REIT)	838,420
48,200	ComfortDelGro Corp. Ltd. (Transportation)	74,067
743,600	Global Logistic Properties Ltd. (Real Estate)	1,811,807
202,000	Singapore Technologies Engineering Ltd. (Capital Goods)	513,393
456,500	Suntec REIT (REIT)	628,808

		5,318,116

Spain – 3.7%
159,767	Abertis Infraestructuras SA (Transportation)(b)	3,230,003
3,306	ACS Actividades de Construccion y Servicios SA (Capital Goods)(b)	122,645
6,586	Amadeus IT Group SA (Software & Services)	428,345
209,830	Banco Bilbao Vizcaya Argentaria SA (Banks)	1,875,963
60,229	Banco Santander SA (Banks)	421,293
103,039	CaixaBank SA (Banks)	517,205
90,136	Distribuidora Internacional de Alimentacion SA (Food & Staples Retailing)	526,404
19,625	Enagas SA (Energy)	552,990
74,270	Endesa SA (Utilities)	1,675,905
61,426	Ferrovial SA (Capital Goods)	1,353,450
7,157	Iberdrola SA (Utilities)	55,650
30,372	Mapfre SA (Insurance)	98,970
345,875	Telefonica SA (Telecommunication Services)(b)	3,758,647
19,419	Zardoya Otis SA (Capital Goods)	214,824

		14,832,294

Sweden – 4.1%
6,099	Atlas Copco AB Class B (Capital Goods)	236,932
44,003	Hennes & Mauritz AB Class B (Retailing)	1,143,033
12,347	Lundin Petroleum AB (Energy)*	270,559
350,406	Nordea Bank AB (Banks)	4,757,540
13,117	Sandvik AB (Capital Goods)	226,540

Shares	Description	Value
Common Stocks – (continued)
Sweden – (continued)
219,763	Skandinaviska Enskilda Banken AB Class A (Banks)	$ 2,899,376
21,194	Skanska AB Class B (Capital Goods)	491,471
85,838	Swedbank AB Class A (Banks)	2,376,985
147,272	Tele2 AB Class B (Telecommunication Services)	1,687,607
69,362	Telefonaktiebolaget LM Ericsson Class B (Technology Hardware & Equipment)	399,878
334,966	Telia Co. AB (Telecommunication Services)	1,579,512
15,913	Volvo AB Class B (Capital Goods)	307,249

		16,376,682

Switzerland – 9.1%
50,153	ABB Ltd. (Registered) (Capital Goods)	1,240,183
5,336	Baloise Holding AG (Registered) (Insurance)	844,972
4,167	Cie Financiere Richemont SA (Registered) (Consumer Durables & Apparel)	381,431
146,817	Credit Suisse Group AG (Registered) (Diversified Financials)*	2,326,256
2,590	EMS-Chemie Holding AG (Registered) (Materials)	1,723,643
1,736	Geberit AG (Registered) (Capital Goods)	821,850
926	Givaudan SA (Registered) (Materials)	2,015,891
259,708	Glencore plc (Materials)*	1,192,063
10,884	Kuehne + Nagel International AG (Registered) (Transportation)	2,016,814
25,102	LafargeHolcim Ltd. (Registered) (Materials)*	1,469,595
72,389	Nestle SA (Registered) (Food, Beverage & Tobacco)	6,076,423
72,916	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	6,254,366
1,475	Partners Group Holding AG (Diversified Financials)	1,000,034
20,695	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	5,290,059
397	SGS SA (Registered) (Commercial & Professional Services)	953,306
145,496	STMicroelectronics NV (Semiconductors & Semiconductor Equipment)(b)	2,822,528
17,457	UBS Group AG (Registered) (Diversified Financials)*	298,637

		36,728,051

United Kingdom – 16.0%
27,116	Anglo American plc (Materials)	487,502

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
78,178	AstraZeneca plc ADR (Pharmaceuticals, Biotechnology & Life Sciences)(b)	$ 2,648,671
250,161	BAE Systems plc (Capital Goods)	2,118,552
319,649	Barclays plc (Banks)	828,844
39,792	Berkeley Group Holdings plc (Consumer Durables & Apparel)(b)	1,983,103
88,908	BP plc ADR (Energy)(b)	3,416,734
52,689	British American Tobacco plc (Food, Beverage & Tobacco)(b)	3,298,530
24,262	British Land Co. plc (The) (REIT)	195,884
43,199	Capita plc (Commercial & Professional Services)	326,850
108,358	Centrica plc (Utilities)	271,584
52,728	Cobham plc (Capital Goods)	102,945
15,616	Compass Group plc (Consumer Services)	331,333
13,945	Diageo plc (Food, Beverage & Tobacco)	458,589
50,835	easyJet plc (Transportation)	829,560
130,365	G4S plc (Commercial & Professional Services)	486,375
160,047	GlaxoSmithKline plc ADR (Pharmaceuticals, Biotechnology & Life Sciences)(b)(c)	6,497,908
1,024,775	HSBC Holdings plc (Banks)	10,130,758
21,808	Imperial Brands plc (Food, Beverage & Tobacco)(b)	930,783
118,879	J Sainsbury plc (Food & Staples Retailing)	379,023
23,386	Land Securities Group plc (REIT)	305,011
852,286	Legal & General Group plc (Insurance)	2,970,625
170,571	Marks & Spencer Group plc (Retailing)	807,599
1,017	Next plc (Retailing)(b)	71,691
132,053	Pearson plc (Media)	1,082,913
41,176	Persimmon plc (Consumer Durables & Apparel)	1,424,994
1,916	Reckitt Benckiser Group plc (Household & Personal Products)(b)	175,061
11,241	Rio Tinto Ltd. (Materials)	589,196
12,184	Rio Tinto plc (Materials)	567,155
22,663	Rio Tinto plc ADR (Materials)(b)(c)	1,069,467
27,421	Royal Mail plc (Transportation)	141,193
148,324	SSE plc (Utilities)(b)	2,775,463
255,639	Standard Life Aberdeen plc (Insurance)	1,486,004
125,880	Tate & Lyle plc (Food, Beverage & Tobacco)	1,093,041
84,914	Unilever NV CVA (Household & Personal Products)(b)	5,019,346
66,459	Unilever plc ADR (Household & Personal Products)(b)	3,851,964

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
178,943	Vodafone Group plc ADR (Telecommunication Services)(b)(c)	$ 5,092,718
55,944	William Hill plc (Consumer Services)	189,212
61,537	Wm Morrison Supermarkets plc (Food & Staples Retailing)	193,038

		64,629,219

TOTAL COMMON STOCKS (Cost $391,583,595)		$404,841,441

Units	Description	Expiration Month	Value
Right* – 0.0%
Singapore – 0.0%
80,709	CapitaLand Commercial Trust (REIT)	10/17	$ 17,595
(Cost $0)

Shares	Distribution Rate	Value
Investment Company(e) – 0.7%
Goldman Sachs Financial Square Government Fund — Institutional Shares
3,024,783	0.927%	$ 3,024,783
(Cost $3,024,783)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $394,608,378)		$407,883,819

Shares	Distribution Rate	Value
Securities Lending Reinvestment Vehicle(e) – 0.2%
Goldman Sachs Financial Square Government Fund — Institutional Shares
655,696	0.927%	$ 655,696
(Cost $655,696)

TOTAL INVESTMENTS – 101.3% (Cost $395,264,074)		$408,539,515

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.3)%		(5,153,020)

NET ASSETS – 100.0%		$403,386,495

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	All or a portion of security is segregated as collateral for call options written.

(c)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(d)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(e)	Represents an affiliated issuer.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

Investment Abbreviations:
ADR	— American Depositary Receipt
CVA	— Dutch Certification
FDR	— Fiduciary Depositary Receipt
REIT	— Real Estate Investment Trust

Currency Abbreviations:
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2017, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
EURO STOXX 50 Index	194	12/15/2017	$8,199,360	$148,091
FTSE 100 Index	39	12/15/2017	3,830,397	(7,731)
Hang Seng Index	2	10/30/2017	352,233	(1,183)
MSCI Singapore Index	9	10/30/2017	238,693	(2,113)
SPI 200 Index	13	12/21/2017	1,444,943	(3,652)
TOPIX Index	24	12/07/2017	3,572,539	154,017

				$287,429

WRITTEN OPTIONS CONTRACTS — At September 30, 2017, the Fund had the following written options:

Description	Counterparty	Exercise Price/ FX Rate	Expiration Date	Number of Contracts	Notional Amount	Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts:
Calls
Nikkei 225 Index	Morgan Stanley Co., Inc.	19,500.00 JPY	12/08/2017	JPY 240	$(4,885,507,200)	$(2,324,817)	$(865,514)	$(1,459,303)
EURO STOXX 50 Index		3,550.00 EUR	12/15/2017	EUR 2,069	(74,377,447)	(2,325,529)	(1,707,153)	(618,376)
FTSE 100 Index		7,325.00 GBP	12/15/2017	GBP 339	(24,993,656)	(604,166)	(443,233)	(160,933)

Total written option contracts				2,648		$(5,254,512)	$(3,015,900)	$(2,238,612)

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments

September 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 97.9%
Automobiles & Components – 4.0%
163,215	BorgWarner, Inc.	$ 8,361,504
2,119	Cooper-Standard Holdings, Inc.*	245,740
49,403	Dana, Inc.	1,381,308
119,512	Delphi Automotive plc	11,759,981
422,419	General Motors Co.	17,057,279
21,887	Gentex Corp.	433,363
81,196	Lear Corp.	14,053,404
5,439	Tenneco, Inc.	329,984

		53,622,563

Banks – 5.2%
38,634	CenterState Bank Corp.	1,035,391
19,853	Central Pacific Financial Corp.	638,870
468,112	Citizens Financial Group, Inc.	17,727,401
4,032	Comerica, Inc.	307,480
11,376	FCB Financial Holdings, Inc. Class A*	549,461
160,029	Fifth Third Bancorp	4,477,611
3,267	First Citizens BancShares, Inc. Class A	1,221,499
8,596	Hilltop Holdings, Inc.	223,496
172,510	JPMorgan Chase & Co.	16,476,430
208,520	KeyCorp	3,924,346
64,124	PNC Financial Services Group, Inc. (The)	8,641,991
123,441	Radian Group, Inc.	2,307,112
12,308	SVB Financial Group*	2,302,704
18,859	Synovus Financial Corp.	868,646
69,288	TCF Financial Corp.	1,180,667
34,664	United Community Banks, Inc.	989,311
5,562	US Bancorp	298,068
116,732	Wells Fargo & Co.	6,437,770
22,699	Western Alliance Bancorp*	1,204,863

		70,813,117

Capital Goods – 8.2%
81,458	AECOM*	2,998,469
27,205	AerCap Holdings NV*	1,390,448
126,101	Allison Transmission Holdings, Inc.	4,732,571
9,879	Applied Industrial Technologies, Inc.	650,038
120,493	Arconic, Inc.	2,997,866
84,163	Boeing Co. (The)	21,395,076
70,610	Caterpillar, Inc.	8,805,773
27,026	Colfax Corp.*	1,125,363
11,432	Eaton Corp. plc	877,863
4,919	Esterline Technologies Corp.*	443,448
15,347	Fortive Corp.	1,086,414
105,942	General Electric Co.	2,561,678
6,702	Granite Construction, Inc.	388,381
41,574	HD Supply Holdings, Inc.*	1,499,574
9,481	Honeywell International, Inc.	1,343,837
10,454	Hubbell, Inc.	1,212,873
114,094	Illinois Tool Works, Inc.	16,881,348
26,915	Lockheed Martin Corp.	8,351,455
90,586	Masco Corp.	3,533,760
5,480	Owens Corning	423,878
64,168	Raytheon Co.	11,972,466
37,020	Spirit AeroSystems Holdings, Inc. Class A	2,877,194
11,074	Trex Co., Inc.*	997,435
8,619	United Rentals, Inc.*	1,195,800
8,601	Valmont Industries, Inc.	1,359,818
138,942	Wabash National Corp.	3,170,656

Shares	Description	Value
Common Stocks – (continued)
Capital Goods – (continued)
21,794	WABCO Holdings, Inc.*	$ 3,225,512
23,184	Watsco, Inc.	3,734,247

		111,233,241

Commercial & Professional Services – 0.9%
13,181	ABM Industries, Inc.(a)	549,779
50,818	Brady Corp. Class A	1,928,543
29,156	Cintas Corp.	4,206,628
38,156	ManpowerGroup, Inc.	4,495,540
35,790	Steelcase, Inc. Class A	551,166

		11,731,656

Consumer Durables & Apparel – 1.7%
19,685	Columbia Sportswear Co.	1,212,202
27,895	Fossil Group, Inc.*(b)	260,260
33,386	Hasbro, Inc.	3,260,811
25,855	MDC Holdings, Inc.	858,644
4,530	Mohawk Industries, Inc.*	1,121,220
163,278	NIKE, Inc. Class B	8,465,964
1,156	NVR, Inc.*	3,300,380
13,823	PulteGroup, Inc.	377,783
24,693	PVH Corp.	3,112,800
8,306	Whirlpool Corp.	1,531,959

		23,502,023

Consumer Services – 4.1%
38,745	Boyd Gaming Corp.	1,009,307
51,446	Carnival Corp.	3,321,868
46,924	Domino’s Pizza, Inc.	9,316,760
166,580	International Game Technology plc	4,089,539
232,053	Las Vegas Sands Corp.	14,888,521
6,048	Marriott International, Inc. Class A	666,852
62,281	Papa John’s International, Inc.	4,550,873
34,874	Starbucks Corp.	1,873,083
21,234	Vail Resorts, Inc.	4,843,900
5,310	Wyndham Worldwide Corp.	559,727
87,531	Yum Brands, Inc.	6,443,157
87,531	Yum China Holdings, Inc.*	3,498,614

		55,062,201

Diversified Financials – 4.3%
203,559	AGNC Investment Corp. (REIT)	4,413,159
98,035	Ally Financial, Inc.	2,378,329
32,395	Ameriprise Financial, Inc.	4,810,982
96,718	Bank of New York Mellon Corp. (The)	5,127,988
38,603	Berkshire Hathaway, Inc. Class B*	7,076,702
87,922	BGC Partners, Inc. Class A	1,272,231
4,505	Capital One Financial Corp.	381,393
137,041	E*TRADE Financial Corp.*	5,976,358
29,902	Investment Technology Group, Inc.	662,030
13,256	Morgan Stanley	638,542
38,270	MSCI, Inc.	4,473,763
88,445	Nasdaq, Inc.	6,860,679
171,359	Synchrony Financial	5,320,697
143,290	TD Ameritrade Holding Corp.	6,992,552
41,461	Voya Financial, Inc.	1,653,879

		58,039,284

Energy – 6.5%
152,331	Chesapeake Energy Corp.*(b)	655,023
218,072	Chevron Corp.	25,623,460
6,903	Cimarex Energy Co.	784,664
39,820	Devon Energy Corp.	1,461,792
61,715	Energen Corp.*	3,374,576

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Energy – (continued)
12,027	EOG Resources, Inc.	$ 1,163,492
51,569	Exxon Mobil Corp.	4,227,627
45,103	Halliburton Co.	2,076,091
100,388	HollyFrontier Corp.	3,610,956
78,991	Kinder Morgan, Inc.	1,515,047
158,635	Marathon Oil Corp.	2,151,091
224,334	McDermott International, Inc.*	1,630,908
170,286	Phillips 66	15,599,900
4,825	Pioneer Natural Resources Co.	711,881
209,544	Valero Energy Corp.	16,120,220
247,662	Williams Cos., Inc. (The)	7,432,337

		88,139,065

Food & Staples Retailing – 0.7%
112,518	CVS Health Corp.	9,149,964

Food, Beverage & Tobacco – 5.0%
284,075	Altria Group, Inc.	18,016,036
343,309	Archer-Daniels-Midland Co.	14,594,065
169,877	Conagra Brands, Inc.	5,731,650
35,366	Lamb Weston Holdings, Inc.	1,658,312
13,685	Lancaster Colony Corp.	1,643,842
36,076	Molson Coors Brewing Co. Class B	2,945,245
16,207	PepsiCo, Inc.	1,805,946
95,122	Pilgrim’s Pride Corp.*	2,702,416
28,740	Sanderson Farms, Inc.	4,642,085
204,944	Tyson Foods, Inc. Class A	14,438,305

		68,177,902

Health Care Equipment & Services – 7.3%
16,015	Aetna, Inc.	2,546,545
32,290	Anthem, Inc.	6,131,225
243,236	Baxter International, Inc.	15,263,059
12,250	Becton Dickinson and Co.	2,400,388
179,530	Boston Scientific Corp.*	5,236,890
6,376	Cardinal Health, Inc.	426,682
51,825	Centene Corp.*	5,015,105
66,201	Cigna Corp.	12,375,615
13,472	Cooper Cos., Inc. (The)	3,194,346
50,972	Danaher Corp.	4,372,378
35,490	Humana, Inc.	8,646,429
37,074	IDEXX Laboratories, Inc.*	5,764,636
4,387	McKesson Corp.	673,887
81,279	UnitedHealth Group, Inc.	15,918,492
65,679	WellCare Health Plans, Inc.*	11,279,712

		99,245,389

Household & Personal Products – 0.9%
34,636	Colgate-Palmolive Co.	2,523,233
75,060	Kimberly-Clark Corp.	8,833,061
8,185	Procter & Gamble Co. (The)	744,671
9,724	USANA Health Sciences, Inc.*	561,075

		12,662,040

Insurance – 3.3%
2,506	Argo Group International Holdings Ltd.	154,119
98,971	Lincoln National Corp.	7,272,389
17,026	Marsh & McLennan Cos., Inc.	1,426,949
47,125	Principal Financial Group, Inc.	3,032,022
64,085	Prudential Financial, Inc.	6,813,517
107,660	Reinsurance Group of America, Inc.	15,021,800
82,165	Travelers Cos., Inc. (The)	10,066,856
18,889	Unum Group	965,795

		44,753,447

Shares	Description	Value
Common Stocks – (continued)
Materials – 4.1%
5,254	Air Products & Chemicals, Inc.	$ 794,510
12,663	Celanese Corp. Series A	1,320,371
1,701	Chase Corp.	189,491
18,697	Chemours Co. (The)	946,255
9,146	FMC Corp.	816,829
22,311	HB Fuller Co.	1,295,377
22,879	Huntsman Corp.	627,342
13,805	Innophos Holdings, Inc.	679,068
526,372	Louisiana-Pacific Corp.*	14,254,154
66,105	LyondellBasell Industries NV Class A	6,547,700
17,318	Minerals Technologies, Inc.	1,223,517
97,498	Nucor Corp.	5,463,788
41,069	Owens-Illinois, Inc.*	1,033,296
16,462	PPG Industries, Inc.	1,788,761
8,350	Reliance Steel & Aluminum Co.	636,020
15,506	Sherwin-Williams Co. (The)	5,551,768
315,262	Steel Dynamics, Inc.	10,867,081
23,768	WestRock Co.	1,348,359

		55,383,687

Media – 0.8%
271,158	Comcast Corp. Class A	10,434,160
9,097	Interpublic Group of Cos., Inc. (The)	189,126

		10,623,286

Pharmaceuticals, Biotechnology & Life Sciences – 8.9%
117,983	AbbVie, Inc.	10,483,969
28,864	Alexion Pharmaceuticals, Inc.*	4,049,331
15,723	Allergan plc	3,222,429
109,410	Amgen, Inc.	20,399,495
39,816	Biogen, Inc.*	12,467,186
9,877	Bioverativ, Inc.*	563,681
29,289	Bristol-Myers Squibb Co.	1,866,881
48,696	Cambrex Corp.*	2,678,280
115,837	Celgene Corp.*	16,891,351
29,265	Exelixis, Inc.*	709,091
3,087	Incyte Corp.*	360,376
33,538	Ironwood Pharmaceuticals, Inc.*(b)	528,894
101,303	Johnson & Johnson	13,170,403
220,403	Merck & Co., Inc.	14,112,404
1,326	Mettler-Toledo International, Inc.*	830,288
279,257	Pfizer, Inc.	9,969,475
6,527	Phibro Animal Health Corp. Class A	241,825
20,694	Repligen Corp.*	792,994
3,494	Thermo Fisher Scientific, Inc.	661,065
22,349	United Therapeutics Corp.*	2,619,079
28,865	Vertex Pharmaceuticals, Inc.*	4,388,635

		121,007,132

Real Estate – 4.5%
121,527	American Tower Corp. (REIT)	16,610,310
15,622	Apartment Investment & Management Co. Class A (REIT)	685,181
47,783	CBRE Group, Inc. Class A*	1,810,020
18,849	CoreSite Realty Corp. (REIT)	2,109,203
19,282	CyrusOne, Inc. (REIT)	1,136,288
42,346	DCT Industrial Trust, Inc. (REIT)	2,452,680
4,262	Digital Realty Trust, Inc. (REIT)	504,323

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Real Estate – (continued)
39,468	Equity LifeStyle Properties, Inc. (REIT)	$ 3,357,937
11,456	First Industrial Realty Trust, Inc. (REIT)	344,711
81,728	Forest City Realty Trust, Inc. Class A (REIT)	2,084,881
18,168	Hudson Pacific Properties, Inc. (REIT)	609,173
3,901	Lamar Advertising Co. Class A (REIT)	267,336
47,120	Mack-Cali Realty Corp. (REIT)	1,117,215
33,012	Mid-America Apartment Communities, Inc. (REIT)	3,528,323
203,318	Prologis, Inc. (REIT)	12,902,560
10,025	PS Business Parks, Inc. (REIT)	1,338,338
21,404	Public Storage (REIT)	4,580,242
73,746	Realogy Holdings Corp.	2,429,931
19,064	SBA Communications Corp. (REIT)*	2,746,136

		60,614,788

Retailing – 3.7%
19,308	Amazon.com, Inc.*	18,561,746
6,539	AutoZone, Inc.*	3,891,424
3,947	Best Buy Co., Inc.	224,821
4,366	Expedia, Inc.	628,442
141,850	Lowe’s Cos., Inc.	11,339,489
17,336	Netflix, Inc.*	3,143,884
37,334	O’Reilly Automotive, Inc.*	8,040,624
2,240	Priceline Group, Inc. (The)*	4,101,037
12,269	Select Comfort Corp.*	380,952

		50,312,419

Semiconductors & Semiconductor Equipment – 4.7%
30,458	Advanced Energy Industries, Inc.*	2,459,788
418,887	Applied Materials, Inc.	21,819,824
31,784	Intel Corp.	1,210,335
136,437	KLA-Tencor Corp.	14,462,322
42,708	Lam Research Corp.	7,902,688
86,810	Maxim Integrated Products, Inc.	4,141,705
96,874	ON Semiconductor Corp.*	1,789,263
100,492	Teradyne, Inc.	3,747,346
63,128	Texas Instruments, Inc.	5,658,794

		63,192,065

Software & Services – 11.5%
15,759	Activision Blizzard, Inc.	1,016,613
55,994	Adobe Systems, Inc.*	8,353,185
15,001	Alphabet, Inc. Class A*	14,606,774
15,242	Alphabet, Inc. Class C*	14,618,755
31,238	Amdocs Ltd.	2,009,228
22,644	Aspen Technology, Inc.*	1,422,270
38,091	Cadence Design Systems, Inc.*	1,503,452
15,958	CDK Global, Inc.	1,006,790
96,260	Citrix Systems, Inc.*	7,394,693
10,304	CoreLogic, Inc.*	476,251
1,354	CoStar Group, Inc.*	363,210
49,384	eBay, Inc.*	1,899,309
50,031	Electronic Arts, Inc.*	5,906,660
66,896	EVERTEC, Inc.	1,060,302
113,714	Facebook, Inc. Class A*	19,430,311
6,626	Intuit, Inc.	941,820
19,359	Leidos Holdings, Inc.	1,146,440
16,541	LogMeIn, Inc.	1,820,337

Shares	Description	Value
Common Stocks – (continued)
Software & Services – (continued)
8,939	MercadoLibre, Inc.	$ 2,314,575
421,098	Microsoft Corp.(a)	31,367,590
212,943	Oracle Corp.	10,295,794
22,899	Synopsys, Inc.*	1,844,056
89,564	Take-Two Interactive Software, Inc.*	9,156,128
36,907	Teradata Corp.*	1,247,087
91,433	Vantiv, Inc. Class A*	6,443,283
25,085	VeriSign, Inc.*	2,668,793
43,821	Visa, Inc. Class A	4,611,722

		154,925,428

Technology Hardware & Equipment – 3.7%
185,226	Apple, Inc.	28,547,031
9,482	EchoStar Corp. Class A*	542,655
22,384	Flex Ltd.*	370,903
247,530	HP, Inc.	4,940,699
163,509	Jabil, Inc.	4,668,182
18,593	Methode Electronics, Inc.	787,414
45,067	NCR Corp.*	1,690,914
72,064	NetApp, Inc.	3,153,521
40,289	NETGEAR, Inc.*	1,917,756
2,019	Rogers Corp.*	269,092
150,233	Viavi Solutions, Inc.*	1,421,204
16,195	Western Digital Corp.	1,399,248
2,881	Zebra Technologies Corp. Class A*	312,819

		50,021,438

Telecommunication Services – 0.2%
48,653	AT&T, Inc.	1,905,738
15,625	Cogent Communications Holdings, Inc.	764,063

		2,669,801

Transportation – 2.2%
81,103	Alaska Air Group, Inc.	6,185,726
4,135	Allegiant Travel Co.	544,579
33,622	American Airlines Group, Inc.	1,596,709
10,206	ArcBest Corp.	341,391
31,353	CSX Corp.	1,701,214
156,759	Delta Air Lines, Inc.	7,558,919
145,914	JetBlue Airways Corp.*	2,703,786
63,265	Southwest Airlines Co.	3,541,575
18,844	Union Pacific Corp.	2,185,338
16,477	United Parcel Service, Inc. Class B	1,978,723
47,631	Werner Enterprises, Inc.	1,740,913

		30,078,873

Utilities – 1.5%
9,873	American Water Works Co., Inc.	798,825
133,249	CenterPoint Energy, Inc.	3,892,203
113,422	Edison International	8,752,776
283,475	NRG Energy, Inc.	7,254,125

		20,697,929

TOTAL COMMON STOCKS (Cost $865,288,702)		$1,325,658,738

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Units	Description	Value
Right* – 0.0%
Food & Staples Retailing – 0.0%
62,608	Safeway, Inc., CVR	$ 32,766
(Cost $0)

Shares	Distribution Rate	Value
Investment Company(c) – 0.6%
Goldman Sachs Financial Square Government Fund — Institutional Shares
8,447,438	0.927%	$ 8,447,438
(Cost $8,447,438)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $873,736,140)		$1,334,138,942

Securities Lending Reinvestment Vehicle(c) – 0.1%
Goldman Sachs Financial Square Government Fund — Institutional Shares
1,229,650	0.927%	$ 1,229,650
(Cost $1,229,650)

TOTAL INVESTMENTS – 98.6% (Cost $874,965,790)		$1,335,368,592

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.4%		19,130,621

NET ASSETS – 100.0%		$1,354,499,213

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(b)	All or a portion of security is on loan.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
CVR	— Contingent Value Rights
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2017, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Russell 2000 E-Mini Index	13	12/15/2017	$970,385	$43,203
S&P 500 E-Mini Index	51	12/15/2017	6,416,055	77,301

Total futures contracts				$120,504

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments

September 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 96.3%
Australia – 8.2%
266,243	Aristocrat Leisure Ltd. (Consumer Services)	$ 4,397,685
69,183	ASX Ltd. (Diversified Financials)	2,851,467
148,365	Australia & New Zealand Banking Group Ltd. (Banks)	3,455,954
251,660	BHP Billiton Ltd. (Materials)	5,103,613
106,387	BHP Billiton plc (Materials)	1,877,305
137,795	Caltex Australia Ltd. (Energy)	3,476,762
548,235	Coca-Cola Amatil Ltd. (Food, Beverage & Tobacco)	3,327,819
15,684	Cochlear Ltd. (Health Care Equipment & Services)	1,961,822
124,537	Computershare Ltd. (Software & Services)	1,416,890
875,370	Fortescue Metals Group Ltd. (Materials)	3,545,024
99,000	IOOF Holdings Ltd. (Diversified Financials)	867,735
113,271	OZ Minerals Ltd. (Materials)	662,723
3,962	Perpetual Ltd. (Diversified Financials)	161,495
648,691	Qantas Airways Ltd. (Transportation)	2,971,217
199,969	Treasury Wine Estates Ltd. (Food, Beverage & Tobacco)	2,151,220
56,944	Wesfarmers Ltd. (Food & Staples Retailing)	1,848,604
1,118,565	Whitehaven Coal Ltd. (Energy)*	3,243,037
238,740	Woolworths Ltd. (Food & Staples Retailing)	4,727,953

		48,048,325

Belgium – 0.1%
6,720	Melexis NV (Semiconductors & Semiconductor Equipment)	650,783

China – 0.7%
1,549,000	Fosun International Ltd. (Capital Goods)	3,275,032
803,100	Yangzijiang Shipbuilding Holdings Ltd. (Capital Goods)	848,907

		4,123,939

Denmark – 2.7%
5,737	Carlsberg A/S Class B (Food, Beverage & Tobacco)	629,544
127,519	Danske Bank A/S (Banks)	5,110,144
9,892	Dfds A/S (Transportation)	565,765
3,325	Genmab A/S (Pharmaceuticals, Biotechnology & Life Sciences)*	735,306
62,067	GN Store Nord A/S (Health Care Equipment & Services)	2,130,732
131,256	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	6,310,622
3,544	Schouw & Co. AB (Food, Beverage & Tobacco)	385,786

		15,867,899

Shares	Description	Value
Common Stocks – (continued)
Finland – 0.2%
12,838	Konecranes OYJ (Capital Goods)	$ 570,116
7,389	Sampo OYJ Class A (Insurance)	391,059

		961,175

France – 10.3%
270,804	Air France-KLM (Transportation)*	4,270,594
35,545	Arkema SA (Materials)	4,361,437
97,927	BNP Paribas SA (Banks)	7,900,337
86,522	Cie de Saint-Gobain (Capital Goods)	5,154,985
35,702	Cie Generale des Etablissements Michelin (Automobiles & Components)	5,208,977
62,881	Credit Agricole SA (Banks)	1,144,693
105,463	Eutelsat Communications SA (Media)	3,121,990
26,355	Gecina SA (REIT)	4,276,020
1,488	Kaufman & Broad SA (Consumer Durables & Apparel)	71,793
34,806	Klepierre SA (REIT)	1,367,059
111,717	Natixis SA (Diversified Financials)	894,065
10,145	Orange SA (Telecommunication Services)	166,114
65,460	Sanofi (Pharmaceuticals, Biotechnology & Life Sciences)	6,516,326
103,871	Societe Generale SA (Banks)	6,086,986
34,374	Thales SA (Capital Goods)	3,892,869
16,690	Ubisoft Entertainment SA (Software & Services)*	1,148,700
2,152	Unibail-Rodamco SE (REIT)	523,674
64,819	Valeo SA (Automobiles & Components)	4,809,622

		60,916,241

Germany – 7.6%
58,358	Aareal Bank AG (Banks)	2,473,889
4,549	Allianz SE (Registered) (Insurance)	1,021,645
12,551	Aurubis AG (Materials)	1,017,584
73,592	BASF SE (Materials)	7,840,215
65,331	Bayer AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	8,924,433
15,721	Commerzbank AG (Banks)*	214,395
53,560	Covestro AG (Materials)(a)	4,608,875
166,177	Deutsche Lufthansa AG (Registered) (Transportation)	4,621,197
10,254	Duerr AG (Capital Goods)	1,373,069
29,994	Evotec AG (Pharmaceuticals, Biotechnology & Life Sciences)*	713,660
21,757	HUGO BOSS AG (Consumer Durables & Apparel)	1,919,777

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Germany – (continued)
42,878	Innogy SE (Utilities)(a)	$ 1,910,182
3,158	Jenoptik AG (Technology Hardware & Equipment)	104,757
17,968	Jungheinrich AG (Preference) (Capital Goods)(b)	827,188
30,957	Merck KGaA (Pharmaceuticals, Biotechnology & Life Sciences)	3,447,781
33,539	Rheinmetall AG (Capital Goods)	3,782,689

		44,801,336

Hong Kong – 3.9%
1,024,400	AIA Group Ltd. (Insurance)	7,583,942
442,964	CK Asset Holdings Ltd. (Real Estate)	3,682,507
26,464	CK Hutchison Holdings Ltd. (Capital Goods)	338,959
415,500	CLP Holdings Ltd. (Utilities)	4,265,780
237,000	Galaxy Entertainment Group Ltd. (Consumer Services)	1,675,460
85,617	I-CABLE Communications Ltd. (Media)*	2,813
1,800	Jardine Matheson Holdings Ltd. (Capital Goods)	114,048
282,000	Melco International Development Ltd. (Consumer Services)	816,922
155,000	SJM Holdings Ltd. (Consumer Services)	142,391
1,276,000	WH Group Ltd. (Food, Beverage & Tobacco)(a)	1,358,944
76,000	Wharf Holdings Ltd. (The) (Real Estate)	679,909
254,000	Wheelock & Co. Ltd. (Real Estate)	1,792,960
190,500	Yue Yuen Industrial Holdings Ltd. (Consumer Durables & Apparel)	726,856

		23,181,491

Italy – 1.1%
5,731	ASTM SpA (Transportation)	148,677
9,161	Azimut Holding SpA (Diversified Financials)	198,485
41,399	Banca Generali SpA (Diversified Financials)	1,437,868
14,964	Leonardo SpA (Capital Goods)	280,577
62,834	Mediobanca SpA (Banks)	675,241
368,427	Snam SpA (Energy)	1,775,469
39,906	Societa Cattolica di Assicurazioni SCRL (Insurance)	346,662
222,626	Terna Rete Elettrica Nazionale SpA (Utilities)	1,300,817

		6,163,796

Japan – 24.0%
68,000	Ajinomoto Co., Inc. (Food, Beverage & Tobacco)	1,326,995
57,700	Asahi Glass Co. Ltd. (Capital Goods)	2,143,156

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
11,000	Benesse Holdings, Inc. (Consumer Services)	$ 396,869
77,200	Chubu Electric Power Co., Inc. (Utilities)	959,429
15,800	CKD Corp. (Capital Goods)	310,923
9,000	Cosmo Energy Holdings Co. Ltd. (Energy)	206,452
6,900	Cosmos Pharmaceutical Corp. (Food & Staples Retailing)	1,540,329
12,600	Daiichi Sankyo Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	284,341
137,600	Daiwa House Industry Co. Ltd. (Real Estate)	4,753,052
18,400	Disco Corp. (Semiconductors & Semiconductor Equipment)	3,750,018
15,000	DMG Mori Co. Ltd. (Capital Goods)	269,738
221,800	Financial Products Group Co. Ltd. (Diversified Financials)	2,466,629
15,200	Foster Electric Co. Ltd. (Consumer Durables & Apparel)	307,286
10,000	Freebit Co. Ltd. (Telecommunication Services)	88,614
119,000	Fujitsu Ltd. (Software & Services)	885,663
704,000	Fukuoka Financial Group, Inc. (Banks)	3,256,484
142,000	Hitachi Construction Machinery Co. Ltd. (Capital Goods)	4,208,274
25,000	Hitachi High-Technologies Corp. (Technology Hardware & Equipment)	907,970
345,000	Hitachi Ltd. (Technology Hardware & Equipment)	2,432,544
209,000	Honda Motor Co. Ltd. (Automobiles & Components)	6,173,970
87,500	Hoya Corp. (Health Care Equipment & Services)	4,731,899
26,800	Ibiden Co. Ltd. (Technology Hardware & Equipment)	427,579
144,400	Idemitsu Kosan Co. Ltd. (Energy)	4,081,015
132,800	Japan Tobacco, Inc. (Food, Beverage & Tobacco)	4,351,984
922,800	JXTG Holdings, Inc. (Energy)	4,758,161
57,000	Kao Corp. (Household & Personal Products)	3,355,781
140,400	KDDI Corp. (Telecommunication Services)	3,700,941
5,100	Ki-Star Real Estate Co. Ltd. (Consumer Durables & Apparel)	95,040
112,200	Kobe Steel Ltd. (Materials)	1,284,944
37,400	Konami Holdings Corp. (Software & Services)	1,800,558
18,100	Link And Motivation, Inc. (Commercial & Professional Services)	108,709

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
14,000	Mandom Corp. (Household & Personal Products)	$ 385,670
12,700	Meiko Network Japan Co. Ltd. (Consumer Services)	180,262
336,100	Mitsubishi Electric Corp. (Capital Goods)	5,257,733
24,900	Mitsubishi Materials Corp. (Materials)	862,464
453,000	Mitsubishi UFJ Financial Group, Inc. (Banks)	2,945,332
31,000	Nachi-Fujikoshi Corp. (Capital Goods)	174,699
21,000	NGK Insulators Ltd. (Capital Goods)	393,464
19,800	NGK Spark Plug Co. Ltd. (Automobiles & Components)	421,672
21,600	Nikkiso Co. Ltd. (Health Care Equipment & Services)	200,865
106,200	Nippon Electric Glass Co. Ltd. (Technology Hardware & Equipment)	4,116,741
719,100	Nippon Light Metal Holdings Co. Ltd. (Materials)	2,048,141
14,100	Nippon Steel & Sumitomo Metal Corp. (Materials)	324,210
4,500	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	206,193
62,400	NTT DOCOMO, Inc. (Telecommunication Services)	1,426,263
9,000	Omron Corp. (Technology Hardware & Equipment)	458,932
162,400	Osaka Gas Co. Ltd. (Utilities)	3,018,439
155,900	Persol Holdings Co. Ltd. (Commercial & Professional Services)	3,632,510
22,500	Relo Group, Inc. (Real Estate)	514,805
32,400	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	2,780,203
47,800	SCREEN Holdings Co. Ltd. (Semiconductors & Semiconductor Equipment)	3,320,433
215,000	Sekisui Chemical Co. Ltd. (Consumer Durables & Apparel)	4,235,844
21,600	Sharp Corp. (Consumer Durables & Apparel)*(c)	653,263
16,903	Shikoku Electric Power Co., Inc. (Utilities)	198,755
40,600	Shionogi & Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	2,219,476
8,300	Ship Healthcare Holdings, Inc. (Health Care Equipment & Services)	256,406
16,700	SoftBank Group Corp. (Telecommunication Services)	1,354,308
3,800	ST Corp. (Household & Personal Products)	84,834

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
139,500	SUMCO Corp. (Semiconductors & Semiconductor Equipment)	$ 2,201,027
156,800	Sumitomo Dainippon Pharma Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	2,042,647
96,900	Sumitomo Mitsui Financial Group, Inc. (Banks)	3,724,757
3,700	Sundrug Co. Ltd. (Food & Staples Retailing)	153,326
122,500	Taiyo Yuden Co. Ltd. (Technology Hardware & Equipment)	1,814,133
32,500	Takara Leben Co. Ltd. (Real Estate)	158,924
16,300	TDK Corp. (Technology Hardware & Equipment)	1,107,636
33,500	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	5,157,294
80,000	Tokyo Gas Co. Ltd. (Utilities)	1,959,084
303,000	Toppan Printing Co. Ltd. (Commercial & Professional Services)	3,005,838
49,300	Ulvac, Inc. (Semiconductors & Semiconductor Equipment)	3,106,987
7,400	U-Next Co. Ltd. (Telecommunication Services)*	67,786
38,500	Unicharm Corp. (Household & Personal Products)	881,857
453,000	Yamada Denki Co. Ltd. (Retailing)	2,477,054
105,600	Yamaha Motor Co. Ltd. (Automobiles & Components)	3,161,145
78,400	Zenkoku Hosho Co. Ltd. (Diversified Financials)	3,295,333

		141,352,092

Luxembourg – 0.4%
3,845	Eurofins Scientific SE (Pharmaceuticals, Biotechnology & Life Sciences)	2,432,736

Netherlands – 4.5%
10,002	Aalberts Industries NV (Capital Goods)	483,476
147,018	ABN AMRO Group NV CVA (Banks)(a)	4,402,341
32,374	BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)	2,253,380
6,694	Heineken NV (Food, Beverage & Tobacco)	662,388
28,866	ING Groep NV (Banks)	532,068
77,908	Koninklijke Ahold Delhaize NV (Food & Staples Retailing)	1,455,683
45,956	Koninklijke Philips NV (Health Care Equipment & Services)	1,896,144
113,331	NN Group NV (Insurance)	4,745,890

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Netherlands – (continued)
8,232	Refresco Group NV (Food, Beverage & Tobacco)(a)	$ 165,982
177,835	Royal Dutch Shell plc Class A (Energy)	5,386,188
153,940	Royal Dutch Shell plc Class B (Energy)	4,739,215

		26,722,755

New Zealand – 0.0%
31,948	Air New Zealand Ltd. (Transportation)	77,828

Norway – 2.5%
248,070	DNB ASA (Banks)	5,008,552
86,418	Leroy Seafood Group ASA (Food, Beverage & Tobacco)	553,491
631,899	Norsk Hydro ASA (Materials)	4,610,830
362,841	Orkla ASA (Food, Beverage & Tobacco)	3,723,361
9,479	Salmar ASA (Food, Beverage & Tobacco)	268,067
41,810	Storebrand ASA (Insurance)	355,755
5,015	Tomra Systems ASA (Commercial & Professional Services)	75,245
7,218	Veidekke ASA (Capital Goods)	90,401

		14,685,702

Singapore – 1.1%
118,500	Genting Singapore plc (Consumer Services)	102,469
17,100	Jardine Cycle & Carriage Ltd. (Retailing)	497,612
593,600	Oversea-Chinese Banking Corp. Ltd. (Banks)	4,894,981
367,600	Wilmar International Ltd. (Food, Beverage & Tobacco)	863,814

		6,358,876

South Africa – 0.6%
120,342	Mondi plc (Materials)	3,235,415

Spain – 3.1%
105,542	ACS Actividades de Construccion y Servicios SA (Capital Goods)	3,915,356
35,769	Amadeus IT Group SA (Software & Services)	2,326,371
1,320,575	Banco Santander SA (Banks)	9,237,222
32,385	Bankinter SA (Banks)	306,719
20,300	Cia de Distribucion Integral Logista Holdings SA (Transportation)	488,323
97,161	Repsol SA (Energy)	1,793,045
36,050	Telefonica SA (Telecommunication Services)	391,758

		18,458,794

Sweden – 5.0%
38,631	Alfa Laval AB (Capital Goods)	944,909
15,164	Atlas Copco AB Class B (Capital Goods)	589,087

Shares	Description	Value
Common Stocks – (continued)
Sweden – (continued)
56,481	Boliden AB (Materials)	$ 1,915,799
8,750	Bure Equity AB (Diversified Financials)	120,321
109,154	Electrolux ABSeries B (Consumer Durables & Apparel)	3,715,144
5,913	JM AB (Consumer Durables & Apparel)	186,026
66,930	Nordea Bank AB (Banks)	908,723
278,489	Sandvik AB (Capital Goods)	4,809,697
366,833	Skandinaviska Enskilda Banken AB Class A (Banks)	4,839,700
465,413	Svenska Cellulosa AB SCA Class B (Household & Personal Products)	3,945,097
55,107	Swedish Match AB (Food, Beverage & Tobacco)	1,935,436
2,733	Vitrolife AB (Pharmaceuticals, Biotechnology & Life Sciences)	221,793
283,607	Volvo AB Class B (Capital Goods)	5,475,896

		29,607,628

Switzerland – 7.9%
58,439	Adecco Group AG (Registered) (Commercial & Professional Services)*	4,552,663
992	Bachem Holding AG (Registered) Class B (Pharmaceuticals, Biotechnology & Life Sciences)	119,211
1,952	Bobst Group SA (Registered) (Capital Goods)	214,841
3,658	Cembra Money Bank AG (Diversified Financials)*	320,035
246	Conzzeta AG (Registered) (Capital Goods)	259,378
8,340	Flughafen Zurich AG (Registered) (Transportation)	1,887,465
2,351	Georg Fischer AG (Registered) (Capital Goods)	2,901,371
599,557	Glencore plc (Materials)*	2,751,974
45,417	Julius Baer Group Ltd. (Diversified Financials)*	2,695,051
7,826	Lonza Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	2,056,395
49	Metall Zug AG (Registered) Class B (Consumer Durables & Apparel)	199,251
54,845	Nestle SA (Registered) (Food, Beverage & Tobacco)	4,603,758
85,705	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	7,351,342
10,583	Oriflame Holding AG (Household & Personal Products)	361,461

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Switzerland – (continued)
44,700	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	$ 11,426,220
244,393	STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	4,738,827
293	Straumann Holding AG (Registered) (Health Care Equipment & Services)	188,433
476	Zurich Insurance Group AG (Insurance)	145,456

		46,773,132

United Kingdom – 11.7%
71,921	888 Holdings plc (Consumer Services)	247,489
195	AstraZeneca plc (Pharmaceuticals, Biotechnology & Life Sciences)	12,968
173,890	AstraZeneca plc ADR (Pharmaceuticals, Biotechnology & Life Sciences)(d)	5,891,393
168,976	Barratt Developments plc (Consumer Durables & Apparel)	1,392,055
26,478	BP plc ADR (Energy)	1,017,550
87,638	British Land Co. plc (The) (REIT)	707,562
25,141	Burford Capital Ltd. (Diversified Financials)	348,681
25,976	Coca-Cola European Partners plc (Food, Beverage & Tobacco)	1,089,119
134,275	Compass Group plc (Consumer Services)	2,848,986
224,773	Diageo plc (Food, Beverage & Tobacco)	7,391,776
2,326	Dialog Semiconductor plc (Semiconductors & Semiconductor Equipment)*	102,939
839,234	Direct Line Insurance Group plc (Insurance)	4,091,345
44,690	Electrocomponents plc (Technology Hardware & Equipment)	372,364
104,108	Fiat Chrysler Automobiles NV (Automobiles & Components)*	1,865,760
391,475	HSBC Holdings plc (Banks)	3,870,058
991,663	International Consolidated Airlines Group SA (Transportation)	7,894,113
8,641	Intertek Group plc (Commercial & Professional Services)	577,591
79,545	JD Sports Fashion plc (Retailing)	398,813
112,696	Legal & General Group plc (Insurance)	392,800

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
3,366,168	Lloyds Banking Group plc (Banks)	$ 3,059,029
210,823	Man Group plc (Diversified Financials)	474,712
104,859	OneSavings Bank plc (Banks)	566,400
43,843	Paragon Banking Group plc (Banks)	258,250
140,908	Persimmon plc (Consumer Durables & Apparel)	4,876,458
56,863	Prudential plc (Insurance)	1,360,760
100,908	QinetiQ Group plc (Capital Goods)	334,111
68,478	Regional REIT Ltd. (REIT)(a)	96,349
133,898	Rio Tinto plc ADR (Materials)(d)	6,318,647
37,414	Safestore Holdings plc (REIT)	219,104
2,387	Schroders plc (Diversified Financials)	107,383
91,621	Smiths Group plc (Capital Goods)	1,937,745
162,475	SSP Group plc (Consumer Services)	1,170,703
116,448	Standard Life Investment Property Income Trust Ltd. (REIT)	143,149
12,905	Subsea 7 SA (Energy)	212,365
30,131	Tate & Lyle plc (Food, Beverage & Tobacco)	261,633
36,085	Unilever plc (Household & Personal Products)	2,088,577
4,408	Unilever plc ADR (Household & Personal Products)	255,488
158,488	Vodafone Group plc ADR (Telecommunication Services)	4,510,568

		68,764,793

United States – 0.7%
64,290	Carnival plc ADR (Consumer Services)	4,145,419

TOTAL COMMON STOCKS (Cost $479,682,926)		$567,330,155

Shares	Distribution Rate	Value
Investment Company(e) – 0.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
341	0.927%	$ 341
(Cost $341)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $479,683,267)		$567,330,496

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Shares	Distribution Rate	Value
Securities Lending Reinvestment Vehicle(e) – 0.1%
Goldman Sachs Financial Square Government Fund — Institutional Shares
523,820	0.927%	$ 523,820
(Cost $523,820)

TOTAL INVESTMENTS – 96.4% (Cost $480,207,087)		$567,854,316

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.6%		20,937,423

NET ASSETS – 100.0%		$588,791,739

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $12,542,673, which represents approximately 2.1% of net assets as of September 30, 2017 and are unaudited.

(b)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(c)	All or a portion of security is on loan.

(d)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(e)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
CVA	— Dutch Certification
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2017, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
EURO STOXX 50 Index	131	12/15/2017	$5,536,681	$118,692
FTSE 100 Index	27	12/15/2017	2,651,813	(12,559)
Hang Seng Index	2	10/30/2017	352,233	(1,257)
MSCI Singapore Index	6	10/30/2017	159,129	(1,431)
SPI 200 Index	9	12/21/2017	1,000,345	(2,192)
TOPIX Index	17	12/07/2017	2,530,549	165,402

				$266,655

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — Accounting principles generally accepted in the United States of America (“GAAP”) defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”)’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the net asset value (“NAV”) of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

ii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of September 30, 2017:

U.S. EQUITY DIVIDEND AND PREMIUM

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$284,968	$—	$—
North America	3,308,396,781	—	—
South America	1,988,065	—	—
Investment Company	5,567,645	—	—
Securities Lending Reinvestment Vehicle	3,529,000	—	—
Total	$3,319,766,459	$—	$—

Derivative Type	Level 1	Level 2	Level 3
Assets(b)
Futures Contracts	$189,151	$—	$—
Liabilities
Written Options Contracts	$(25,964,410)	$—	$—

INTERNATIONAL EQUITY DIVIDEND AND PREMIUM

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$385,211	$108,847,545	$—
Australia and Oceania	—	35,104,196	—
Europe	22,577,462	237,816,450	—
North America	—	128,172	—
Investment Company	3,024,783	—	—
Securities Lending Reinvestment Vehicle	655,696	—	—
Total	$26,643,152	$381,896,363	$—

Derivative Type	Level 1	Level 2	Level 3
Assets(b)
Futures Contracts	$302,108	$—	$—
Liabilities
Futures Contracts(b)	$(14,679)	$—	$—
Written Options	(5,254,512)	—	—
Total	$(5,269,191)	$—	$—

U.S. TAX-MANAGED EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$1,390,448	$—	$—
North America	1,321,953,715	32,766	—
South America	2,314,575	—	—
Investment Company	8,447,438	—	—
Securities Lending Reinvestment Vehicle	1,229,650	—	—
Total	$1,335,335,826	$32,766	$—

Derivative Type	Level 1	Level 2	Level 3
Assets(b)
Futures Contracts	$120,504	$—	$—

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

INTERNATIONAL TAX-MANAGED EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$—	$3,235,415	$—
Asia	—	175,016,398	—
Australia and Oceania	—	48,126,153	—
Europe	17,993,646	318,813,124	—
North America	4,145,419	—	—
Investment Company	341	—	—
Securities Lending Reinvestment Vehicle	523,820	—	—
Total	$22,663,226	$545,191,090	$—

Derivative Type	Level 1	Level 2	Level 3
Assets(b)
Futures Contracts	$284,094	$—	$—
Liabilities(b)
Futures Contracts	$(17,439)	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in the table. The Funds utilize fair value model prices provided by an independent fair value service for certain international equity securities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive an investment management fee of up to 0.205% on an annualized basis of the average daily net assets of the Government Money Market Fund.

Each of the Funds and GSAL received compensation relating to the lending of the Funds’ securities.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Chief Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Chief Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date November 27, 2017

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date November 27, 2017

*	Print the name and title of each signing officer under his or her signature.